UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668
                                                     ---------

                        Oppenheimer AMT - Free Municipals
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

                                            ---------------
                                              OPPENHEIMER
                                            ---------------

                                                AMT-FREE
                                            ---------------

                                              MUNICIPALS
                                            ---------------

   JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                           Management
      Oppenheimer                                         Commentaries
      AMT-Free                                                and
      Municipals                                           Semiannual
                                                             Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                                         [GRAPHIC]

            Listing of Investments

            Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        19.5%
--------------------------------------------------------------------------------
Special Assessment                                                         19.4
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               6.9
--------------------------------------------------------------------------------
Multifamily Housing                                                         6.3
--------------------------------------------------------------------------------
Hospital/Health Care                                                        5.8
--------------------------------------------------------------------------------
Special Tax                                                                 5.7
--------------------------------------------------------------------------------
Higher Education                                                            5.7
--------------------------------------------------------------------------------
Education                                                                   4.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                     2.6
--------------------------------------------------------------------------------
Airlines                                                                    2.4

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                         8.5%
--------------------------------------------------------------------------------
AA                                                                         13.1
--------------------------------------------------------------------------------
A                                                                           7.5
--------------------------------------------------------------------------------
BBB                                                                        47.0
--------------------------------------------------------------------------------
BB or lower                                                                23.9

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 46.8% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
--------------------------------------------------------------------------------


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN STATES
--------------------------------------------------------------------------------
Florida                                                                    22.9%
--------------------------------------------------------------------------------
Texas                                                                      15.6
--------------------------------------------------------------------------------
California                                                                 10.4
--------------------------------------------------------------------------------
Ohio                                                                        7.7
--------------------------------------------------------------------------------
Arizona                                                                     6.2
--------------------------------------------------------------------------------
Illinois                                                                    5.1
--------------------------------------------------------------------------------
Georgia                                                                     4.8
--------------------------------------------------------------------------------
Colorado                                                                    4.7
--------------------------------------------------------------------------------
Virginia                                                                    4.2
--------------------------------------------------------------------------------
Missouri                                                                    3.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on net assets.
--------------------------------------------------------------------------------


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING             EXPENSES
                            ACCOUNT          ACCOUNT            PAID DURING
                            VALUE            VALUE              6 MONTHS ENDED
ACTUAL                      AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                     $1,000.00        $   917.50         $  7.81
--------------------------------------------------------------------------------
Class B                      1,000.00            914.30           11.90
--------------------------------------------------------------------------------
Class C                      1,000.00            914.50           11.61

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                      1,000.00          1,017.09            8.22
--------------------------------------------------------------------------------
Class B                      1,000.00          1,012.85           12.51
--------------------------------------------------------------------------------
Class C                      1,000.00          1,013.16           12.20

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2008 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A              1.61%
-------------------------------
Class B              2.45
-------------------------------
Class C              2.39

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--126.3%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$      30,000   AL 21st Century Authority Tobacco Settlement                    5.500%   12/01/2021   $       30,843
--------------------------------------------------------------------------------------------------------------------
       50,000   AL DCH Health Care Authority (Health Care Facilities)           5.000    06/01/2021           50,842
--------------------------------------------------------------------------------------------------------------------
       15,000   AL HFA (Pelican)                                                6.550    03/20/2030           15,029
--------------------------------------------------------------------------------------------------------------------
    1,460,000   AL Space Science Exhibit Finance Authority 1                    6.000    10/01/2025        1,389,394
--------------------------------------------------------------------------------------------------------------------
       25,000   Bessemer, AL Water, Series A                                    5.750    07/01/2026           25,326
--------------------------------------------------------------------------------------------------------------------
       35,000   Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                         5.625    11/15/2015           36,349
--------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                         5.875    11/15/2024           15,398
--------------------------------------------------------------------------------------------------------------------
      160,000   Birmingham, AL Private Educational Building Authority
                (Birmingham-Southern College)                                   6.125    12/01/2025          160,248
--------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Special Care Facilities
                (Children's Hospital of Alabama)                                5.500    06/01/2022           15,322
--------------------------------------------------------------------------------------------------------------------
       90,000   Birmingham, AL Special Care Facilities Financing Authority
                (Daughters of Charity)                                          5.000    11/01/2025           90,125
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Camden, AL Industrial Devel. Board
                (Weyerhaeuser Company), Series A 1                              6.125    12/01/2024        1,035,070
--------------------------------------------------------------------------------------------------------------------
      245,000   Cooperative District, AL Fort Deposit                           6.000    02/01/2036          234,612
--------------------------------------------------------------------------------------------------------------------
      185,000   Fayette, AL Waterworks                                          5.250    10/01/2016          187,233
--------------------------------------------------------------------------------------------------------------------
      435,000   Greater Montgomery, AL Educational Building Authority
                (Huntingdon College)                                            5.100    05/01/2016          444,335
--------------------------------------------------------------------------------------------------------------------
      125,000   Jefferson County, AL Sewer                                      5.375    02/01/2027          125,166
--------------------------------------------------------------------------------------------------------------------
       15,000   Lauderdale County & Florence, AL Health Care Authority
                (Coffee Health Group)                                           5.250    07/01/2024           15,485
--------------------------------------------------------------------------------------------------------------------
       15,000   Montgomery, AL Special Care Facilities Financing Authority
                (Baptist Medical Center)                                        5.375    09/01/2019           16,296
                                                                                                      --------------
                                                                                                           3,887,073
--------------------------------------------------------------------------------------------------------------------
ALASKA--2.0%
       10,000   AK HFC                                                          5.200    06/01/2021           10,274
--------------------------------------------------------------------------------------------------------------------
       10,000   AK HFC (Veterans Mtg.)                                          6.150    06/01/2039           10,191
--------------------------------------------------------------------------------------------------------------------
    8,000,000   AK HFC, Series A 2                                              5.000    12/01/2033        8,054,040
--------------------------------------------------------------------------------------------------------------------
      135,000   AK HFC, Series A                                                6.000    06/01/2049          138,245
--------------------------------------------------------------------------------------------------------------------
   10,000,000   AK HFC, Series C 2                                              5.250    06/01/2032       10,129,000
--------------------------------------------------------------------------------------------------------------------
      750,000   AK Industrial Devel. & Export Authority (Anchorage
                Sportsplex/Grace Community Church Obligated Group)              6.150    08/01/2031          708,705
--------------------------------------------------------------------------------------------------------------------
      600,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                    5.875    12/01/2027          576,204
--------------------------------------------------------------------------------------------------------------------
      500,000   AK Industrial Devel. & Export Authority Community
                Provider (Boys & Girls Home)                                    6.000    12/01/2036          475,035
--------------------------------------------------------------------------------------------------------------------
   14,000,000   AK Northern Tobacco Securitization Corp. (TASC) 3               5.000    06/01/2032       12,227,180


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$  11,000,000   AK Northern Tobacco Securitization Corp. (TASC)                 5.000%   06/01/2046   $    9,263,100
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Aleutians East Borough, AK (Aleutian Pribilof Islands)          5.500    06/01/2025          871,000
--------------------------------------------------------------------------------------------------------------------
    2,940,000   Aleutians East Borough, AK (Aleutian Pribilof Islands) 1        5.500    06/01/2036        2,382,547
                                                                                                      --------------
                                                                                                          44,845,521
--------------------------------------------------------------------------------------------------------------------
ARIZONA--6.2%
       30,000   Apache County, AZ IDA (Tucson Electric Power Company)           5.875    03/01/2033           29,534
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Buckeye, AZ Watson Road Community Facilities District           5.750    07/01/2022        1,003,580
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Buckeye, AZ Watson Road Community Facilities District           6.000    07/01/2030        1,988,900
--------------------------------------------------------------------------------------------------------------------
      200,000   Centerra, AZ Community Facilities District                      5.150    07/15/2031          176,342
--------------------------------------------------------------------------------------------------------------------
      673,950   Central AZ Irrigation & Drain District, Series A                6.000    06/01/2013          674,698
--------------------------------------------------------------------------------------------------------------------
      200,000   Estrella Mountain Ranch, AZ Community Facilities District       5.625    07/15/2025          193,522
--------------------------------------------------------------------------------------------------------------------
      100,000   Estrella Mountain Ranch, AZ Community Facilities District       5.800    07/15/2030           95,824
--------------------------------------------------------------------------------------------------------------------
      527,000   Festival Ranch, AZ Community Facilities District                5.750    07/01/2032          517,145
--------------------------------------------------------------------------------------------------------------------
      595,000   Festival Ranch, AZ Community Facilities District                5.800    07/15/2032          587,705
--------------------------------------------------------------------------------------------------------------------
      250,000   Gladden Farms, AZ Community Facilities District                 5.500    07/15/2031          231,263
--------------------------------------------------------------------------------------------------------------------
       10,000   Glendale, AZ IDA (Midwestern University)                        5.375    05/15/2028           10,149
--------------------------------------------------------------------------------------------------------------------
      800,000   Litchfield Park, AZ Community Facility District                 6.375    07/15/2026          816,392
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Maricopa County, AZ IDA (Christian Care Apartments) 1           6.500    01/01/2036        1,779,348
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II) 1              6.625    01/01/2034        1,940,900
--------------------------------------------------------------------------------------------------------------------
      500,000   Maricopa County, AZ IDA (Immanuel Campus Care)                  8.500    04/20/2041          473,250
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Maricopa County, AZ IDA (Sun King Apartments) 1                 6.750    11/01/2018        1,556,250
--------------------------------------------------------------------------------------------------------------------
      785,000   Maricopa County, AZ IDA (Sun King Apartments)                   6.750    05/01/2031          797,748
--------------------------------------------------------------------------------------------------------------------
       55,000   Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                          6.300    12/01/2026           55,266
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Maricopa County, AZ School District No. 24 (Gila Bend)          5.500    07/01/2022        1,128,809
--------------------------------------------------------------------------------------------------------------------
      200,000   Marley Park, AZ Community Facilities District                   5.300    07/15/2031          200,224
--------------------------------------------------------------------------------------------------------------------
      497,000   Merrill Ranch, AZ Community Facilities District No. 1
                Special Assessment Lien                                         5.300    07/01/2030          450,148
--------------------------------------------------------------------------------------------------------------------
      275,000   Mesa, AZ IDA (Mesa Student Hsg.)                                6.000    07/01/2032          279,290
--------------------------------------------------------------------------------------------------------------------
      200,000   Mesa, AZ IDA Student Hsg. (Arizona State University East)       6.000    07/01/2026          202,652
--------------------------------------------------------------------------------------------------------------------
      375,000   Palm Valley, AZ Community Facility District No. 3               5.300    07/15/2031          379,241
--------------------------------------------------------------------------------------------------------------------
      980,000   Palm Valley, AZ Community Facility District No. 3               5.800    07/15/2032          943,456
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Peoria, AZ IDA (Sierra Winds)                                   6.375    08/15/2029        3,041,010
--------------------------------------------------------------------------------------------------------------------
    5,535,000   Phoenix, AZ IDA (Christian Care) 1                              5.500    07/01/2035        5,275,298
--------------------------------------------------------------------------------------------------------------------
      500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)               6.250    07/01/2036          483,545
--------------------------------------------------------------------------------------------------------------------
      775,000   Phoenix, AZ IDA (Summit Apartments)                             6.550    07/20/2037          822,849
--------------------------------------------------------------------------------------------------------------------
    1,735,000   Pima County, AZ IDA (Arizona Charter School)                    6.100    07/01/2024        1,770,411
--------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (Arizona Charter School)                    6.300    07/01/2031          508,085
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Pima County, AZ IDA (Arizona Charter School)                    6.500    07/01/2023        1,450,554


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$   1,315,000   Pima County, AZ IDA (Arizona Charter School)                    6.750%   07/01/2031   $    1,357,567
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Pima County, AZ IDA (Christian Senior Living) 1                 5.050    01/01/2037        1,933,995
--------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA
                (Facility Choice Education & Devel. Corp.)                      6.250    06/01/2026          504,305
--------------------------------------------------------------------------------------------------------------------
      750,000   Pima County, AZ IDA
                (Facility Choice Education & Devel. Corp.)                      6.375    06/01/2036          752,078
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Pima County, AZ IDA (Noah Webster Basic School)                 6.125    12/15/2034        1,110,329
--------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                    6.750    04/01/2036          513,975
--------------------------------------------------------------------------------------------------------------------
      120,000   Pima County, AZ IDA (Paradise Education Center)                 5.875    06/01/2033          110,662
--------------------------------------------------------------------------------------------------------------------
      250,000   Pima County, AZ IDA (Paradise Education Center)                 6.000    06/01/2036          233,120
--------------------------------------------------------------------------------------------------------------------
    2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter School)          5.600    07/01/2023        2,662,180
--------------------------------------------------------------------------------------------------------------------
      500,000   Pima County, AZ IDA (Sonoran Science Academy)                   5.670    12/01/2027          471,520
--------------------------------------------------------------------------------------------------------------------
      650,000   Pima County, AZ IDA (Sonoran Science Academy)                   5.750    12/01/2037          600,067
--------------------------------------------------------------------------------------------------------------------
      400,000   Pinal County, AZ IDA (Florence West Prison)                     5.250    10/01/2021          402,044
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Pinal County, AZ IDA (Florence West Prison)                     5.250    10/01/2022        1,000,960
--------------------------------------------------------------------------------------------------------------------
      500,000   Quail Creek, AZ Community Facilities District                   5.550    07/15/2030          468,390
--------------------------------------------------------------------------------------------------------------------
   58,000,000   Salt Verde, AZ Financial Corp. 2                                5.000    12/01/2037       53,410,170
--------------------------------------------------------------------------------------------------------------------
   29,030,000   Salt Verde, AZ Financial Corp. 2                                5.500    12/01/2037       27,098,549
--------------------------------------------------------------------------------------------------------------------
    1,000,000   San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                     7.000    05/01/2020          961,310
--------------------------------------------------------------------------------------------------------------------
      100,000   Show Low Bluff, AZ Community Facilities
                District Special Assessment                                     5.200    07/01/2017           99,210
--------------------------------------------------------------------------------------------------------------------
    1,655,000   Tartesso West, AZ Community Facilities District                 5.900    07/15/2032        1,614,188
--------------------------------------------------------------------------------------------------------------------
       55,000   University Arizona Medical Center Corp.
                (University Medical Center)                                     5.000    07/01/2021           55,061
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Verrado, AZ Community Facilities District No. 1                 5.350    07/15/2031        2,754,360
--------------------------------------------------------------------------------------------------------------------
    4,775,000   Verrado, AZ Community Facilities District No. 1                 6.500    07/15/2027        4,930,379
--------------------------------------------------------------------------------------------------------------------
    1,375,000   Vistancia, AZ Community Facilities District                     5.500    07/15/2020        1,435,129
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Vistancia, AZ Community Facilities District                     5.750    07/15/2024        1,248,972
--------------------------------------------------------------------------------------------------------------------
    1,775,000   Vistancia, AZ Community Facilities District                     6.750    07/15/2022        1,905,321
--------------------------------------------------------------------------------------------------------------------
      500,000   Westpark, AZ Community Facilities District                      5.250    07/15/2031          452,815
                                                                                                      --------------
                                                                                                         137,950,044
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
    2,550,000   Cave Springs, AR Municipal Property
                (Creeks Special Sewer District)                                 6.250    02/01/2038        2,429,258
--------------------------------------------------------------------------------------------------------------------
       50,000   Hot Springs, AR New Public Hsg. Authority                       5.125    02/01/2011           53,433
--------------------------------------------------------------------------------------------------------------------
      100,000   Independence County, AR Hydroelectric Power                     5.300    05/01/2033           76,932
--------------------------------------------------------------------------------------------------------------------
      295,000   Pine Bluff, AR IDA (Colt Industries)                            6.500    02/15/2009          295,215
--------------------------------------------------------------------------------------------------------------------
      700,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                                6.300    11/01/2020          700,791


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
$      15,000   University of Arkansas (Phillips College)                       5.000%   09/01/2017   $       15,016
                                                                                                      --------------
                                                                                                           3,570,645
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.4%
    1,000,000   Azusa, CA Redevel. Agency Tax Allocation                        5.300    08/01/2036          870,140
--------------------------------------------------------------------------------------------------------------------
    1,400,000   Azusa, CA Special Tax Community Facilities District No. 05-1 1  5.000    09/01/2027        1,220,240
--------------------------------------------------------------------------------------------------------------------
    4,510,000   Azusa, CA Special Tax Community Facilities District No. 05-1 1  5.000    09/01/2037        3,683,858
--------------------------------------------------------------------------------------------------------------------
    2,220,000   Beaumont, CA Financing Authority, Series B 1                    5.875    09/01/2023        2,256,497
--------------------------------------------------------------------------------------------------------------------
   16,500,000   CA County Tobacco Securitization Agency                         5.714 4  06/01/2046        1,245,585
--------------------------------------------------------------------------------------------------------------------
    7,000,000   CA County Tobacco Securitization Agency                         6.500 4  06/01/2046          528,430
--------------------------------------------------------------------------------------------------------------------
    6,000,000   CA County Tobacco Securitization Agency                         6.650 4  06/01/2046          412,920
--------------------------------------------------------------------------------------------------------------------
  129,820,000   CA County Tobacco Securitization Agency                         6.700 4  06/01/2050        5,622,504
--------------------------------------------------------------------------------------------------------------------
   38,650,000   CA County Tobacco Securitization Agency                         7.550 4  06/01/2055          919,870
--------------------------------------------------------------------------------------------------------------------
    4,060,000   CA County Tobacco Securitization Agency (TASC)                  5.125    06/01/2038        3,573,774
--------------------------------------------------------------------------------------------------------------------
   93,000,000   CA County Tobacco Securitization Agency (TASC)                  6.650 4  06/01/2046        5,419,110
--------------------------------------------------------------------------------------------------------------------
   23,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 2           5.000    06/01/2033       20,225,510
--------------------------------------------------------------------------------------------------------------------
   65,930,000   CA Golden State Tobacco Securitization Corp. (TASC)             0.000 5  06/01/2037       42,859,774
--------------------------------------------------------------------------------------------------------------------
  414,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             5.973 4  06/01/2047       29,215,980
--------------------------------------------------------------------------------------------------------------------
  110,000,000   CA Golden State Tobacco Securitization Corp. (TASC)             6.000 4  06/01/2047        7,059,800
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Corona-Norco, CA Unified School District
                Community Facilities District No. 04-1                          5.200    09/01/2036        1,749,260
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Corona-Norco, CA Unified School District
                Public Financing Authority Special Tax 1                        5.000    09/01/2036        1,707,560
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Davis, CA Special Tax Community Facilities
                District No. 2007-2                                             5.200    09/01/2027          920,930
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Davis, CA Special Tax Community Facilities
                District No. 2007-2                                             5.250    09/01/2037        1,772,040
--------------------------------------------------------------------------------------------------------------------
      970,000   Elk Grove, CA Special Tax Community Facilities
                District No. 2005-1X                                            5.250    09/01/2037          841,621
--------------------------------------------------------------------------------------------------------------------
      420,000   Hemet, CA Unified School District                               5.050    09/01/2026          383,767
--------------------------------------------------------------------------------------------------------------------
      590,000   Independent Cities, CA Lease Finance Authority
                (Morgan Hill-Hacienda Valley)                                   5.950    11/15/2039          583,540
--------------------------------------------------------------------------------------------------------------------
   60,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)       6.625 4  06/01/2036        8,887,200
--------------------------------------------------------------------------------------------------------------------
  120,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)       6.750 4  06/01/2047        8,468,400
--------------------------------------------------------------------------------------------------------------------
  360,655,000   Inland, CA Empire Tobacco Securitization Authority (TASC)       7.000 4  06/01/2057       11,515,714
--------------------------------------------------------------------------------------------------------------------
  345,750,000   Inland, CA Empire Tobacco Securitization Authority (TASC)       8.001 4  06/01/2057        7,029,098
--------------------------------------------------------------------------------------------------------------------
    2,345,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 14                        6.000    09/01/2027        2,340,849
--------------------------------------------------------------------------------------------------------------------
    5,175,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 14                        6.150    09/01/2037        5,180,227
--------------------------------------------------------------------------------------------------------------------
      745,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 14                        6.200    09/01/2037          745,231


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,425,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 14                        6.200%   09/01/2037   $    1,425,442
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 17                        5.125    09/01/2025        1,120,788
--------------------------------------------------------------------------------------------------------------------
    1,685,000   Jurupa, CA Community Services District Special
                Tax Community Facilities District No. 17                        5.200    09/01/2036        1,484,013
--------------------------------------------------------------------------------------------------------------------
    1,270,000   Lake Elsinore, CA Special Tax                                   5.150    09/01/2025        1,244,765
--------------------------------------------------------------------------------------------------------------------
    1,195,000   Lake Elsinore, CA Special Tax                                   5.250    09/01/2030        1,155,828
--------------------------------------------------------------------------------------------------------------------
    2,450,000   Lake Elsinore, CA Special Tax                                   5.250    09/01/2035        2,338,403
--------------------------------------------------------------------------------------------------------------------
    4,175,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines) 1                                              6.350    11/01/2025        4,163,936
--------------------------------------------------------------------------------------------------------------------
      610,000   Menifee, CA Union School District Special Tax 1                 5.000    09/01/2026          553,941
--------------------------------------------------------------------------------------------------------------------
      365,000   Menifee, CA Union School District Special Tax Community
                Facilities District No. 2006-3                                  5.000    09/01/2037          313,166
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Modesto, CA Special Tax Community Facilities
                District No. 4 1                                                5.150    09/01/2036        2,184,975
--------------------------------------------------------------------------------------------------------------------
      660,000   Moreno Valley, CA Unified School District Community
                Facilities District Special Tax No. 2004-3 1                    5.000    09/01/2027          592,588
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Moreno Valley, CA Unified School District Community
                Facilities District Special Tax No. 2004-3 1                    5.000    09/01/2037        1,064,888
--------------------------------------------------------------------------------------------------------------------
      580,000   Perris, CA Community Facilities District Special
                Tax No. 2001 1                                                  5.000    09/01/2026          529,772
--------------------------------------------------------------------------------------------------------------------
    1,605,000   Perris, CA Community Facilities District Special
                Tax No. 2001 1                                                  5.000    09/01/2037        1,367,316
--------------------------------------------------------------------------------------------------------------------
      660,000   Perris, CA Community Facilities District Special
                Tax No. 2005-1 1                                                5.000    09/01/2037          562,261
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Redding, CA Electric System COP Linked SAVRS & RIBS 1           6.368 6  07/01/2022        3,646,410
--------------------------------------------------------------------------------------------------------------------
    1,750,000   San Bernardino County, CA Redevel. Agency Tax
                Allocation (San Sevaine Redevel.)                               5.000    09/01/2025        1,785,333
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise           6.625    03/01/2018        7,319,830
--------------------------------------------------------------------------------------------------------------------
   13,675,000   Southern CA Tobacco Securitization Authority                    6.400 4  06/01/2046          941,114
--------------------------------------------------------------------------------------------------------------------
   47,250,000   Southern CA Tobacco Securitization Authority                    7.100 4  06/01/2046        2,753,258
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Southern CA Tobacco Securitization Authority (TASC)             5.000    06/01/2037        4,310,300
--------------------------------------------------------------------------------------------------------------------
      870,000   Stockton, CA Public Financing Authority, Series A               5.000    09/01/2023          888,227
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Stockton, CA Public Financing Authority, Series A               5.000    09/01/2024        1,271,763
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Stockton, CA Public Financing Authority, Series A 1             5.250    09/01/2031        3,012,210
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Stockton, CA Public Financing Authority, Series A               5.250    09/01/2034        3,003,960
--------------------------------------------------------------------------------------------------------------------
      235,000   Temecula Valley, CA Unified School District Community
                Facilities District No. 2004 1                                  5.000    09/01/2037          204,528
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 7                               5.450    09/01/2026        1,599,140


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,000,000   Temecula, CA Public Financing Authority Community
                Facilities District (Roripaugh) 7                               5.500%   09/01/2036   $      760,400
--------------------------------------------------------------------------------------------------------------------
      100,000   Victor Valley, CA Union High School District                    5.050    09/01/2025           94,159
--------------------------------------------------------------------------------------------------------------------
    1,160,000   Victor Valley, CA Union High School District 1                  5.100    09/01/2035        1,009,490
--------------------------------------------------------------------------------------------------------------------
    2,025,000   Westside, CA Unified School District Community
                Facilities District Special Tax No. 2005-2                      5.000    09/01/2036        1,728,905
                                                                                                      --------------
                                                                                                         231,670,538
--------------------------------------------------------------------------------------------------------------------
COLORADO--4.7%
      500,000   Andonea, CO Metropolitan District No. 2                         6.125    12/01/2025          461,735
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Andonea, CO Metropolitan District No. 3                         6.250    12/01/2035          883,650
--------------------------------------------------------------------------------------------------------------------
    2,800,000   Arista, CO Metropolitan District                                6.750    12/01/2035        2,641,072
--------------------------------------------------------------------------------------------------------------------
      500,000   Beacon Point, CO Metropolitan District                          6.125    12/01/2025          452,235
--------------------------------------------------------------------------------------------------------------------
      125,000   Bent County, CO School District No. RE-2 (McClave) COP          5.000    12/01/2026          125,458
--------------------------------------------------------------------------------------------------------------------
      600,000   Black Hawk, CO Excise Tax Revenue 1                             5.000    12/01/2021          585,624
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Bromley Park, CO Metropolitan District No. 2                    5.125    12/01/2037        3,470,670
--------------------------------------------------------------------------------------------------------------------
    4,580,000   Broomfield, CO Village Metropolitan District No. 2              6.250    12/01/2032        4,240,805
--------------------------------------------------------------------------------------------------------------------
      970,000   Central Marksheffel, CO Metropolitan District                   7.250    12/01/2029          986,800
--------------------------------------------------------------------------------------------------------------------
    2,000,000   CO Conservatory Metropolitan District Arapahoe County
                Limited Tax                                                     5.125    12/01/2037        1,933,140
--------------------------------------------------------------------------------------------------------------------
      500,000   CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                   6.125    12/15/2035          497,310
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                6.000    07/01/2042        4,187,400
--------------------------------------------------------------------------------------------------------------------
       10,000   CO Educational & Cultural Facilities Authority
                (University of Northern Colorado)                               5.000    07/01/2031           10,128
--------------------------------------------------------------------------------------------------------------------
      500,000   CO Elbert and Highway 86 Metropolitan District                  5.750    12/01/2036          411,055
--------------------------------------------------------------------------------------------------------------------
       10,000   CO Health Facilities Authority (Denver Options)                 5.375    02/01/2022            9,507
--------------------------------------------------------------------------------------------------------------------
       30,000   CO Health Facilities Authority (Denver Options)                 5.625    02/01/2032           28,062
--------------------------------------------------------------------------------------------------------------------
       30,000   CO Health Facilities Authority
                (Northern Colorado Medical Center)                              6.000    05/15/2020           31,402
--------------------------------------------------------------------------------------------------------------------
    1,825,000   CO International Center Metropolitan District No.3 1            6.500    12/01/2035        1,656,954
--------------------------------------------------------------------------------------------------------------------
    2,250,000   CO SBC Metropolitan District 1                                  5.000    12/01/2025        2,090,385
--------------------------------------------------------------------------------------------------------------------
    1,440,000   CO SBC Metropolitan District                                    5.000    12/01/2029        1,297,440
--------------------------------------------------------------------------------------------------------------------
    5,330,000   CO SBC Metropolitan District 1                                  5.000    12/01/2034        4,690,560
--------------------------------------------------------------------------------------------------------------------
    7,200,000   Compark Business Campus, CO Metropolian District                5.600    12/01/2034        7,467,264
--------------------------------------------------------------------------------------------------------------------
      500,000   Copperleaf, CO Metropolitan District No. 2                      5.850    12/01/2026          441,470
--------------------------------------------------------------------------------------------------------------------
      625,000   Copperleaf, CO Metropolitan District No. 2                      5.950    12/01/2036          532,200
--------------------------------------------------------------------------------------------------------------------
      500,000   Crystal Crossing, CO Metropolitan District                      6.000    12/01/2036          426,120
--------------------------------------------------------------------------------------------------------------------
       10,000   Deer Creek, CO Metropolitan District                            5.000    12/01/2026           10,300
--------------------------------------------------------------------------------------------------------------------
      335,000   Denver, CO Urban Renewal Authority                              9.125    09/01/2017          339,747


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$  10,000,000   Ebert, CO Metropolitan District                                 5.350%   12/01/2037   $   10,087,500
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Elkhorn Ranch, CO Metropolitan District                         6.375    12/01/2035          898,540
--------------------------------------------------------------------------------------------------------------------
      175,000   Fairplay, CO Sanitation District                                5.250    12/15/2031          170,688
--------------------------------------------------------------------------------------------------------------------
      500,000   Fallbrook, CO Metropolitan District                             5.625    12/01/2026          432,125
--------------------------------------------------------------------------------------------------------------------
    2,435,000   Goodman, CO Metropolitan District                              12.000    06/01/2019        3,546,164
--------------------------------------------------------------------------------------------------------------------
      500,000   Heritage Todd Creek, CO Metropolitan District                   5.500    12/01/2037          394,935
--------------------------------------------------------------------------------------------------------------------
      500,000   High Plains, CO Metropolitan District                           6.250    12/01/2035          439,130
--------------------------------------------------------------------------------------------------------------------
      500,000   Horse Creek, CO Metropolitan District                           5.750    12/01/2036          429,780
--------------------------------------------------------------------------------------------------------------------
      500,000   Huntington Trails, CO Metropolitan District                     6.250    12/01/2036          441,180
--------------------------------------------------------------------------------------------------------------------
      180,000   Jefferson County, CO (Section 14 Metropolitan District)         5.000    12/01/2018          189,047
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Kiowa, CO Water and Sewer 1                                     5.500    12/01/2030        1,207,104
--------------------------------------------------------------------------------------------------------------------
      500,000   Liberty Ranch, CO Metropolitan District                         6.250    12/01/2036          441,180
--------------------------------------------------------------------------------------------------------------------
    3,090,000   Loveland, CO Special Assessment                                 5.625    07/01/2029        2,942,205
--------------------------------------------------------------------------------------------------------------------
      625,000   Madre, CO Metropolitan District No. 2 1                         5.500    12/01/2036          514,388
--------------------------------------------------------------------------------------------------------------------
    8,535,000   Maher Ranch, CO Metropolitan District No. 4 1                   5.250    12/01/2036        8,547,376
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Midcities, CO Metropolitan District No. 2 1                     5.125    12/01/2030        6,985,510
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Murphy Creek, CO Metropolitan District No. 3                    6.000    12/01/2026          903,370
--------------------------------------------------------------------------------------------------------------------
    2,850,000   Murphy Creek, CO Metropolitan District No. 3                    6.125    12/01/2035        2,522,250
--------------------------------------------------------------------------------------------------------------------
    2,670,000   North Pines, CO Metropolitan District                           6.750    12/01/2036        2,698,569
--------------------------------------------------------------------------------------------------------------------
    1,545,000   North Range, CO Metropolitan District No. 1                     5.000    12/15/2024        1,362,180
--------------------------------------------------------------------------------------------------------------------
    1,250,000   North Range, CO Metropolitan District No. 2                     5.500    12/15/2018        1,201,963
--------------------------------------------------------------------------------------------------------------------
      500,000   North Range, CO Metropolitan District No. 2                     5.500    12/15/2037          435,890
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Northwest CO Metropolitan District No. 3                        6.125    12/01/2025          928,310
--------------------------------------------------------------------------------------------------------------------
    1,875,000   Northwest CO Metropolitan District No. 3                        6.250    12/01/2035        1,656,844
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Park Creek, CO Metropolitan District                            5.500    12/01/2030        1,967,900
--------------------------------------------------------------------------------------------------------------------
      250,000   Park Meadows, CO Business Improvement District                  5.300    12/01/2027          246,213
--------------------------------------------------------------------------------------------------------------------
      360,000   Park Meadows, CO Business Improvement District                  5.350    12/01/2031          350,748
--------------------------------------------------------------------------------------------------------------------
      125,000   Potomac Farms, CO Metropolitan District                         0.000 5  12/01/2023          103,518
--------------------------------------------------------------------------------------------------------------------
      750,000   Potomac Farms, CO Metropolitan District                         7.250    12/01/2037          725,505
--------------------------------------------------------------------------------------------------------------------
      500,000   Prairie Center, CO Metropolitan District No. 3                  5.250    12/15/2021          466,995
--------------------------------------------------------------------------------------------------------------------
      815,000   Prairie Center, CO Metropolitan District No. 3                  5.400    12/15/2031          731,927
--------------------------------------------------------------------------------------------------------------------
      750,000   Regency, CO Metropolitan District                               5.750    12/01/2036          616,583
--------------------------------------------------------------------------------------------------------------------
       20,000   Ridges, CO Metropolitan District Mesa County                    6.100    10/15/2013           20,058
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Serenity Ridge, CO Metropolitan District No. 2 7                7.500    12/01/2034          740,000
--------------------------------------------------------------------------------------------------------------------
      270,000   Silver Dollar, CO Metropolitan District                         5.100    12/01/2030          236,188
--------------------------------------------------------------------------------------------------------------------
      500,000   Silver Peaks, CO Metropolitan District                          5.750    12/01/2036          411,055
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Sorrell Ranch, CO Metropolitan District                         6.750    12/15/2036          834,260
--------------------------------------------------------------------------------------------------------------------
      685,000   Tallgrass, CO Metropolitan District                             5.250    12/01/2037          578,654
--------------------------------------------------------------------------------------------------------------------
      540,000   Tallyns Reach, CO Metropolitan District No. 3                   5.100    12/01/2026          485,276


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     500,000   Traditions, CO Metropolitan District No. 2                      5.750%   12/01/2036   $      411,055
--------------------------------------------------------------------------------------------------------------------
       30,000   University of Colorado Hospital Authority                       5.200    11/15/2017           30,656
--------------------------------------------------------------------------------------------------------------------
       20,000   University of Colorado Hospital Authority                       5.250    11/15/2022           20,426
--------------------------------------------------------------------------------------------------------------------
    1,580,000   Wheatlands, CO Metropolitan District 1                          6.000    12/01/2025        1,446,537
--------------------------------------------------------------------------------------------------------------------
      500,000   Wheatlands, CO Metropolitan District                            6.125    12/01/2035          434,375
--------------------------------------------------------------------------------------------------------------------
      500,000   Wildgrass, CO Metropolitan District                             6.200    12/01/2034          467,525
--------------------------------------------------------------------------------------------------------------------
      250,000   Woodmen Heights, CO Metropolitan District No. 1                 6.750    12/01/2020          233,243
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Woodmen Heights, CO Metropolitan District No. 1                 7.000    12/01/2030        4,197,285
                                                                                                      --------------
                                                                                                         105,040,703
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.4%
       75,000   CT Devel. Authority (Church Homes)                              5.800    04/01/2021           77,693
--------------------------------------------------------------------------------------------------------------------
    3,465,000   CT Devel. Authority Pollution Control
                (Western Massachusetts Electric Company) 1                      5.850    09/01/2028        3,549,996
--------------------------------------------------------------------------------------------------------------------
    1,010,000   CT H&EFA (Bridgeport Hospital) 1                                6.625    07/01/2018        1,015,484
--------------------------------------------------------------------------------------------------------------------
       55,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                Foundation Obligated Group)                                     5.250    07/01/2015           55,573
--------------------------------------------------------------------------------------------------------------------
       25,000   CT H&EFA (Day Kimball Hospital)                                 5.375    07/01/2016           25,288
--------------------------------------------------------------------------------------------------------------------
      220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)                         5.375    07/01/2026          221,681
--------------------------------------------------------------------------------------------------------------------
    3,000,000   CT H&EFA (Eastern Connecticut Health Network)                   5.000    07/01/2025        3,059,460
--------------------------------------------------------------------------------------------------------------------
    5,000,000   CT H&EFA (Eastern Connecticut Health Network)                   5.125    07/01/2030        5,041,200
--------------------------------------------------------------------------------------------------------------------
    2,000,000   CT H&EFA (Hospital for Special Care)                            5.250    07/01/2037        2,005,800
--------------------------------------------------------------------------------------------------------------------
    1,500,000   CT H&EFA (Hospital for Special Care/HSC Community
                Services/Foundation of Special Care Obligated Group)            5.250    07/01/2027        1,534,620
--------------------------------------------------------------------------------------------------------------------
       20,000   CT H&EFA (Lawrence & Memorial Hospital)                         5.000    07/01/2013           20,035
--------------------------------------------------------------------------------------------------------------------
       50,000   CT H&EFA (Middlesex Hospital)                                   5.125    07/01/2017           50,594
--------------------------------------------------------------------------------------------------------------------
      755,000   CT H&EFA (New Britain General Hospital), Series B               6.000    07/01/2024          773,233
--------------------------------------------------------------------------------------------------------------------
       10,000   CT H&EFA (Sacred Heart University)                              5.000    07/01/2028           10,031
--------------------------------------------------------------------------------------------------------------------
    1,945,000   CT H&EFA (University of Hartford)                               5.250    07/01/2036        1,979,329
--------------------------------------------------------------------------------------------------------------------
       20,000   CT HFA                                                          5.200    11/15/2021           20,303
--------------------------------------------------------------------------------------------------------------------
       60,000   CT HFA                                                          5.600    06/15/2017           61,277
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Georgetown, CT Special Taxing District                          5.125    10/01/2036        1,257,855
--------------------------------------------------------------------------------------------------------------------
   10,150,000   Mashantucket, CT Western Pequot Tribe, Series B                 5.750    09/01/2027       10,154,771
--------------------------------------------------------------------------------------------------------------------
      955,000   New Britain, CT Senior Citizens Hsg.
                (Nathan Hale Apartments) 1                                      6.875    07/01/2024        1,015,748
                                                                                                      --------------
                                                                                                          31,929,971
--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.4%
    4,000,000   Bridgeville, DE Special Obligation (Heritage Shores) 1          5.450    07/01/2035        3,556,240
--------------------------------------------------------------------------------------------------------------------
      255,000   DE EDA (General Motors Corp.)                                   5.600    04/01/2009          252,590
--------------------------------------------------------------------------------------------------------------------
        5,000   DE Health Facilities Authority (Bayhealth Medical Center)       5.200    07/01/2029            5,142


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
DELAWARE Continued
$     455,000   DE Health Facilities Authority
                (NMH/DDC/NAC Obligated Group)                                   5.625%   05/01/2032   $      456,147
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Kent County, DE Student Hsg.
                (Delaware State University Student Hsg. Foundation)             5.000    07/01/2025          962,260
--------------------------------------------------------------------------------------------------------------------
      630,000   Kent County, DE Student Hsg.
                (Delaware State University Student Hsg. Foundation)             5.000    07/01/2030          587,752
--------------------------------------------------------------------------------------------------------------------
    2,310,000   Millsboro, DE Special Obligation (Plantation Lakes)             5.450    07/01/2036        2,064,216
                                                                                                      --------------
                                                                                                           7,884,347
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.8%
    6,130,000   District of Columbia Friendship Public Charter School 1         5.000    06/01/2035        5,419,227
--------------------------------------------------------------------------------------------------------------------
    2,000,000   District of Columbia Friendship Public Charter School           5.250    06/01/2033        1,846,020
--------------------------------------------------------------------------------------------------------------------
      180,000   District of Columbia Hospital
                (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group)                    5.750    08/15/2026          182,124
--------------------------------------------------------------------------------------------------------------------
      695,000   District of Columbia Tobacco Settlement Financing Corp.         6.750    05/15/2040          710,554
--------------------------------------------------------------------------------------------------------------------
   72,125,000   District of Columbia Tobacco Settlement Financing Corp.
                (TASC)                                                          6.375 4  06/15/2046        4,822,999
--------------------------------------------------------------------------------------------------------------------
   72,205,000   District of Columbia Tobacco Settlement Financing Corp.
                (TASC)                                                          6.840 4  06/15/2046        5,238,473
                                                                                                      --------------
                                                                                                          18,219,397
--------------------------------------------------------------------------------------------------------------------
FLORIDA--22.9%
      910,000   Aberdeen, FL Community Devel. District                          5.250    11/01/2015          816,124
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Aberdeen, FL Community Devel. District                          5.500    05/01/2036          805,410
--------------------------------------------------------------------------------------------------------------------
      700,000   Amelia Walk, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2037          580,062
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Amelia, FL Concourse Community Devel. District                  5.750    05/01/2038        1,721,580
--------------------------------------------------------------------------------------------------------------------
   15,150,000   Arborwood, FL Community Devel. District (Centex Homes)          5.250    05/01/2016       13,706,357
--------------------------------------------------------------------------------------------------------------------
    1,180,000   Arlington Ridge, FL Community Devel. District                   5.500    05/01/2036          978,822
--------------------------------------------------------------------------------------------------------------------
    6,750,000   Ave Maria Stewardship, FL Community Devel. District             5.125    05/01/2038        5,295,848
--------------------------------------------------------------------------------------------------------------------
    1,575,000   Avelar Creek, FL Community Devel. District                      5.375    05/01/2036        1,282,097
--------------------------------------------------------------------------------------------------------------------
      435,000   Avignon Villages, FL Community Devel. District                  5.300    05/01/2014          402,279
--------------------------------------------------------------------------------------------------------------------
      250,000   Avignon Villages, FL Community Devel. District                  5.400    05/01/2037          204,565
--------------------------------------------------------------------------------------------------------------------
      460,000   Bahia Lakes, FL Community Devel. District                       5.450    05/01/2037          374,854
--------------------------------------------------------------------------------------------------------------------
    1,620,000   Bainebridge, FL Community Devel. District                       5.500    05/01/2038        1,339,513
--------------------------------------------------------------------------------------------------------------------
       65,000   Baker County, FL Hospital Authority                             5.300    12/01/2023           62,385
--------------------------------------------------------------------------------------------------------------------
    7,680,000   Bartram Park, FL Community Devel. District                      5.300    05/01/2035        6,198,605
--------------------------------------------------------------------------------------------------------------------
    1,895,000   Bay Laurel Center, FL Community Devel. District                 5.450    05/01/2037        1,556,382
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Baywinds, FL Community Devel. District                          5.250    05/01/2037        1,293,906
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Beacon Lakes, FL Community Devel. District
                Special Assessment                                              6.000    05/01/2038        1,324,995
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Beacon Lakes, FL Community Devel. District
                Special Assessment                                              6.200    05/01/2038        1,065,480


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,775,000   Beacon, FL Tradeport Community Devel. District                  7.250%   05/01/2033   $    1,829,581
--------------------------------------------------------------------------------------------------------------------
      120,000   Bluewaters, FL Community Devel. District
                Special Assessment                                              6.000    05/01/2035          116,772
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Boynton Village, FL Community Devel. District
                Special Assessment                                              6.000    05/01/2038        1,780,460
--------------------------------------------------------------------------------------------------------------------
      100,000   Brevard County, FL Second Guaranteed Entitlement                5.500    11/01/2014          100,252
--------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL Educational Facilities Authority
                (Nova Southeastern University)                                  5.625    04/01/2034           25,316
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Callaway, FL Capital Improvement                                5.000    08/01/2026        1,713,420
--------------------------------------------------------------------------------------------------------------------
    5,615,000   Callaway, FL Capital Improvement                                5.250    08/01/2032        4,745,349
--------------------------------------------------------------------------------------------------------------------
    5,520,000   Callaway, FL Capital Improvement                                5.250    08/01/2037        4,584,967
--------------------------------------------------------------------------------------------------------------------
      200,000   Cape Coral, FL Health Facilities Authority (Gulf Care)          5.625    10/01/2027          202,342
--------------------------------------------------------------------------------------------------------------------
      175,000   Cape Coral, FL Health Facilities Authority (Gulf Care)          6.000    10/01/2025          175,224
--------------------------------------------------------------------------------------------------------------------
    1,365,000   Cascades, FL Groveland Community Devel. District                5.300    05/01/2036        1,013,826
--------------------------------------------------------------------------------------------------------------------
    3,965,000   Century Gardens at Tamiami, FL Community
                Devel. District (Century Gardens at Tamiami)                    6.125    05/01/2012        3,906,477
--------------------------------------------------------------------------------------------------------------------
    6,825,000   Century Gardens at Tamiami, FL Community
                Devel. District (Century Gardens at Tamiami)                    6.250    05/01/2037        6,362,402
--------------------------------------------------------------------------------------------------------------------
      350,000   Century Gardens, FL Community Devel. District                   5.100    05/01/2037          272,472
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Chapel Creek, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038        2,856,210
--------------------------------------------------------------------------------------------------------------------
       10,000   Charlotte County, FL Utilities                                  5.000    10/01/2023           10,191
--------------------------------------------------------------------------------------------------------------------
    1,500,000   City Center, FL Community Devel. District                       6.000    05/01/2038        1,323,285
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Clearwater Cay, FL Community Devel. District                    5.500    05/01/2037        1,428,320
--------------------------------------------------------------------------------------------------------------------
      355,000   Clearwater, FL Hsg. Authority (Hamptons at Clearwater)          5.350    05/01/2024          337,406
--------------------------------------------------------------------------------------------------------------------
    3,635,000   Concorde Estates, FL Community Devel. District 1                5.850    05/01/2035        3,264,521
--------------------------------------------------------------------------------------------------------------------
    1,350,000   Connerton West, FL Community Devel. District                    5.125    05/01/2016        1,210,829
--------------------------------------------------------------------------------------------------------------------
    1,685,000   Copperstone, FL Community Devel. District                       5.200    05/01/2038        1,336,306
--------------------------------------------------------------------------------------------------------------------
    2,700,000   Cordoba Ranch, FL Community Devel. District
                Special Assessment                                              5.550    05/01/2037        2,251,368
--------------------------------------------------------------------------------------------------------------------
      450,000   Coronado, FL Community Devel. District                          6.000    05/01/2038          402,692
--------------------------------------------------------------------------------------------------------------------
    4,395,000   Creekside, FL Community Devel. District                         5.200    05/01/2038        3,462,293
--------------------------------------------------------------------------------------------------------------------
      400,000   Crestview II, FL Community Devel. District
                Special Assessment                                              5.600    05/01/2037          336,044
--------------------------------------------------------------------------------------------------------------------
      875,000   Crosscreek, FL Community Devel. District                        5.500    05/01/2017          708,803
--------------------------------------------------------------------------------------------------------------------
      425,000   Crosscreek, FL Community Devel. District                        5.600    05/01/2039          308,244
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Cypress Creek of Hillsborough County, FL Community
                Devel. District                                                 5.350    05/01/2037        4,852,680
--------------------------------------------------------------------------------------------------------------------
      125,000   Dade County, FL Aviation (Miami International Airport)          5.125    10/01/2027          126,324
--------------------------------------------------------------------------------------------------------------------
      250,000   Dade County, FL GO (Seaport)                                    5.450    10/01/2016          253,073
--------------------------------------------------------------------------------------------------------------------
    1,640,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)            8.000    06/01/2022        1,646,462


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     100,000   Dade County, FL Special Obligation                              5.000%   10/01/2035   $       99,208
--------------------------------------------------------------------------------------------------------------------
       10,000   Dania, FL Sales Tax                                             5.000    10/01/2025           10,013
--------------------------------------------------------------------------------------------------------------------
       25,000   Destin, FL Community Redevel. Agency (Town Center Area)         5.300    05/01/2027           22,528
--------------------------------------------------------------------------------------------------------------------
    1,930,000   Double Branch, FL Special Assessment Community
                Devel. District                                                 6.700    05/01/2034        1,992,725
--------------------------------------------------------------------------------------------------------------------
    1,050,000   Durbin Crossing, FL Community Devel. District
                Special Assessment                                              5.250    11/01/2015          954,566
--------------------------------------------------------------------------------------------------------------------
       10,000   Duval County, FL HFA
                (CAU Eagles Point North/CAU Cedars Obligated Group)             5.650    07/01/2022           10,106
--------------------------------------------------------------------------------------------------------------------
      475,000   East Homestead, FL Community Devel. District                    5.000    05/01/2011          452,979
--------------------------------------------------------------------------------------------------------------------
    2,490,000   East Homestead, FL Community Devel. District                    5.375    05/01/2036        2,037,492
--------------------------------------------------------------------------------------------------------------------
    1,400,000   East Homestead, FL Community Devel. District                    5.450    11/01/2036        1,158,640
--------------------------------------------------------------------------------------------------------------------
      375,000   Easton Park, FL Community Devel. District                       5.200    05/01/2037          296,636
--------------------------------------------------------------------------------------------------------------------
      500,000   Enclave at Black Point Marina, FL Community Devel. District     5.200    05/01/2014          457,730
--------------------------------------------------------------------------------------------------------------------
      250,000   Enclave at Black Point Marina, FL Community Devel. District     5.400    05/01/2037          200,335
--------------------------------------------------------------------------------------------------------------------
       50,000   Escambia County, FL Health Facilities Authority
                (Baptist Manor)                                                 5.125    10/01/2019           50,567
--------------------------------------------------------------------------------------------------------------------
    7,500,000   Fiddler's Creek, FL Community Devel. District No.2              6.000    05/01/2038        6,711,525
--------------------------------------------------------------------------------------------------------------------
      950,000   Fiddlers Creek, FL Community Devel. District                    5.875    05/01/2021          951,482
--------------------------------------------------------------------------------------------------------------------
      755,000   FL Capital Trust Agency (AHF Florida LLC)                       8.125    10/01/2038          762,792
--------------------------------------------------------------------------------------------------------------------
    2,550,000   FL Capital Trust Agency (American Opportunity)                  5.875    06/01/2038        2,346,051
--------------------------------------------------------------------------------------------------------------------
   10,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              5.300    07/01/2035        9,094,600
--------------------------------------------------------------------------------------------------------------------
    5,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              5.350    07/01/2040        4,521,350
--------------------------------------------------------------------------------------------------------------------
    6,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              6.000    07/01/2040        5,217,480
--------------------------------------------------------------------------------------------------------------------
    1,905,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)              8.000    07/01/2040        1,521,200
--------------------------------------------------------------------------------------------------------------------
       25,000   FL Correctional Private Commission
                (350 Bed Youthful) COP                                          5.000    08/01/2017           25,044
--------------------------------------------------------------------------------------------------------------------
      240,000   FL Gateway Services Community Devel. District
                (Sun City Center)                                               6.500    05/01/2033          247,346
--------------------------------------------------------------------------------------------------------------------
      950,000   FL Principal One Community Devel. District                      5.650    05/01/2035          895,252
--------------------------------------------------------------------------------------------------------------------
       60,000   FL State Board of Education                                     5.000    06/01/2024           60,077
--------------------------------------------------------------------------------------------------------------------
       30,000   FL Turnpike Authority (Dept. of Transportation)                 5.000    07/01/2019           30,404
--------------------------------------------------------------------------------------------------------------------
      500,000   Flora Ridge, FL Educational Facilities Benefit District         5.300    05/01/2037          401,785
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Fontainbleau Lakes, FL Community Devel. District                6.000    05/01/2015        2,373,675
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Fontainbleau Lakes, FL Community Devel. District                6.000    05/01/2038          886,770
--------------------------------------------------------------------------------------------------------------------
    1,230,000   Forest Creek, FL Community Devel. District                      5.450    05/01/2036        1,012,684
--------------------------------------------------------------------------------------------------------------------
    5,750,000   Glades, FL Correctional Devel. Corp.
                (Glades County Detention)                                       7.375    03/01/2030        5,831,535
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Grand Bay at Doral, FL Community Devel. District                6.000    05/01/2017        9,355,200
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Grand Bay at Doral, FL Community Devel. District                6.000    05/01/2039        2,636,310
--------------------------------------------------------------------------------------------------------------------
    3,625,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District        5.500    05/01/2038        2,942,775


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   3,820,000   Harrison Ranch, FL Community Devel. District                    5.300%   05/01/2038   $    3,049,582
--------------------------------------------------------------------------------------------------------------------
      375,000   Hawks Point, FL Community Devel. District                       5.300    05/01/2039          298,639
--------------------------------------------------------------------------------------------------------------------
    3,950,000   Heritage Bay, FL Community Devel. District 1                    5.500    05/01/2036        3,222,213
--------------------------------------------------------------------------------------------------------------------
      965,000   Heritage Harbour South, FL Community Devel. District            6.500    05/01/2034          985,448
--------------------------------------------------------------------------------------------------------------------
      200,000   Heritage Isles, FL Community Devel. District                    7.100    10/01/2023          200,088
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Heritage Plantation, FL Community Devel. District               5.400    05/01/2037        1,016,138
--------------------------------------------------------------------------------------------------------------------
       10,000   Hialeah, FL Hsg. Authority                                      5.800    06/20/2033           10,418
--------------------------------------------------------------------------------------------------------------------
      320,000   Highland Meadows, FL Community Devel. District
                Special Assessment, Series A                                    5.500    05/01/2036          259,379
--------------------------------------------------------------------------------------------------------------------
       10,000   Highlands County, FL Health Facilities Authority (Adventist)    5.250    11/15/2028           10,346
--------------------------------------------------------------------------------------------------------------------
    1,280,000   Highlands, FL Community Devel. District 1                       5.000    05/01/2011        1,212,442
--------------------------------------------------------------------------------------------------------------------
    5,800,000   Highlands, FL Community Devel. District                         5.550    05/01/2036        4,736,512
--------------------------------------------------------------------------------------------------------------------
      750,000   Hillsborough County, FL IDA (Senior Care Group)                 6.750    07/01/2029          754,013
--------------------------------------------------------------------------------------------------------------------
       25,000   Hillsborough County, FL IDA (Tampa General Hospital)            5.400    10/01/2028           25,409
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Hillsborough County, FL IDA
                (University Community Hospital)                                 5.625    08/15/2023        3,045,900
--------------------------------------------------------------------------------------------------------------------
       60,000   Hillsborough County, FL School Board COP                        5.375    07/01/2021           61,049
--------------------------------------------------------------------------------------------------------------------
       25,000   Indian River County, FL Water and Sewer                         5.250    09/01/2020           25,673
--------------------------------------------------------------------------------------------------------------------
      920,000   Indigo, FL Community Devel. District                            5.750    05/01/2036          768,844
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Island at Doral III, FL Community Devel. District
                Special Assessment                                              5.900    05/01/2035        6,325,920
--------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Electric Authority (Water and Sewer)           5.250    10/01/2039           10,322
--------------------------------------------------------------------------------------------------------------------
       35,000   Jacksonville, FL Health Facilities Authority
                (Daughters of Charity Health Services of Austin)                5.250    08/15/2027           35,403
--------------------------------------------------------------------------------------------------------------------
       25,000   Jacksonville, FL Sales Tax                                      5.000    10/01/2030           25,236
--------------------------------------------------------------------------------------------------------------------
    3,015,000   K-Bar Ranch, FL Community Devel. District
                Special Assessment                                              5.450    05/01/2036        2,482,310
--------------------------------------------------------------------------------------------------------------------
    5,790,000   Keys Cove, FL Community Devel. District                         5.500    05/01/2036        4,815,311
--------------------------------------------------------------------------------------------------------------------
    1,185,000   Keys Cove, FL Community Devel. District                         5.875    05/01/2035        1,133,761
--------------------------------------------------------------------------------------------------------------------
    1,200,000   Lake Ashton II, FL Community Devel. District                    5.375    05/01/2036        1,006,704
--------------------------------------------------------------------------------------------------------------------
      250,000   Lake Frances, FL Community Devel. District
                Special Assessment                                              5.300    05/01/2037          200,893
--------------------------------------------------------------------------------------------------------------------
       75,000   Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                              5.250    11/15/2025           75,837
--------------------------------------------------------------------------------------------------------------------
      250,000   Lakeside Landings, FL Devel. District                           5.500    05/01/2038          205,898
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Landmark at Doral, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038          738,200
--------------------------------------------------------------------------------------------------------------------
    4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)                    6.750    10/01/2032        4,666,185
--------------------------------------------------------------------------------------------------------------------
      500,000   Legends Bay, FL Community Devel. District                       5.500    05/01/2014          467,895
--------------------------------------------------------------------------------------------------------------------
      500,000   Legends Bay, FL Community Devel. District                       5.875    05/01/2038          435,490
--------------------------------------------------------------------------------------------------------------------
    2,150,000   Lucaya, FL Community Devel. District                            5.375    05/01/2035        1,757,281


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   2,500,000   Madeira, FL Community Devel. District                           5.250%   11/01/2014   $    2,293,375
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Madeira, FL Community Devel. District                           5.450    05/01/2039        2,038,775
--------------------------------------------------------------------------------------------------------------------
      585,000   Madison County, FL Mtg. (Twin Oaks)                             6.000    07/01/2025          568,907
--------------------------------------------------------------------------------------------------------------------
    1,775,000   Magnolia Creek, FL Community Devel. District                    5.900    05/01/2039        1,549,433
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Magnolia West, FL Community Devel. District
                Special Assessment                                              5.350    05/01/2037        1,213,170
--------------------------------------------------------------------------------------------------------------------
    1,925,000   Marsh Harbor, FL Community Devel. District, Series A            5.450    05/01/2036        1,584,891
--------------------------------------------------------------------------------------------------------------------
    1,615,000   Meadow Woods, FL Community Devel. District
                Special Assessment                                              6.050    05/01/2035        1,435,460
--------------------------------------------------------------------------------------------------------------------
    3,050,000   Mediterranea, FL Community Devel. District
                Special Assessment                                              5.600    05/01/2037        2,562,336
--------------------------------------------------------------------------------------------------------------------
    2,390,000   Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center) 1                                    6.800    11/15/2031        2,432,518
--------------------------------------------------------------------------------------------------------------------
       50,000   Miami, FL Health Facilities Authority (Catholic Health East)    5.250    11/15/2028           50,819
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Midtown Miami, FL Community Devel. District
                Special Assessment                                              6.500    05/01/2037        2,349,375
--------------------------------------------------------------------------------------------------------------------
       90,000   Mira Lago West, FL Community Devel. District                    5.375    05/01/2036           76,004
--------------------------------------------------------------------------------------------------------------------
    2,590,000   Miromar Lakes, FL Community Devel. District                     6.875    05/01/2035        2,683,654
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Monterra, FL Community Devel. District Special Assessment       5.000    11/01/2010          938,670
--------------------------------------------------------------------------------------------------------------------
    1,625,000   Monterra, FL Community Devel. District Special Assessment       5.125    11/01/2014        1,422,883
--------------------------------------------------------------------------------------------------------------------
      750,000   Monterra, FL Community Devel. District Special Assessment       5.500    05/01/2036          557,235
--------------------------------------------------------------------------------------------------------------------
    9,860,000   Moody River, FL Estates Community Devel. District               5.350    05/01/2036        7,893,916
--------------------------------------------------------------------------------------------------------------------
   11,500,000   Myrtle Creek, FL Improvement District Special Assessment        5.200    05/01/2037        9,022,785
--------------------------------------------------------------------------------------------------------------------
       25,000   Naples, FL Hospital Revenue (Naples Community Hospital)         5.250    10/01/2014           25,050
--------------------------------------------------------------------------------------------------------------------
      200,000   Naples, FL Hospital Revenue (Naples Community Hospital)         5.500    10/01/2026          202,276
--------------------------------------------------------------------------------------------------------------------
      580,000   Naturewalk, FL Community Devel. District                        5.300    05/01/2016          521,113
--------------------------------------------------------------------------------------------------------------------
      500,000   Naturewalk, FL Community Devel. District                        5.500    05/01/2038          400,660
--------------------------------------------------------------------------------------------------------------------
    1,000,000   New Port Tampa Bay, FL Community Devel. District 7              5.300    11/01/2012          750,170
--------------------------------------------------------------------------------------------------------------------
    7,310,000   New Port Tampa Bay, FL Community Devel. District 7              5.875    05/01/2038        4,812,027
--------------------------------------------------------------------------------------------------------------------
    1,800,000   Northern Palm Beach, FL Improvement District                    5.350    08/01/2041        1,438,290
--------------------------------------------------------------------------------------------------------------------
      495,000   Oak Creek, FL Community Devel. District
                Special Assessment                                              5.800    05/01/2035          461,993
--------------------------------------------------------------------------------------------------------------------
    7,725,000   Oakland, FL Charter School                                      6.950    12/01/2032        8,010,284
--------------------------------------------------------------------------------------------------------------------
    1,345,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                              5.250    05/01/2012        1,236,190
--------------------------------------------------------------------------------------------------------------------
      500,000   Oakmont Grove, FL Community Devel. District
                Special Assessment                                              5.400    05/01/2038          363,300
--------------------------------------------------------------------------------------------------------------------
      300,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                               8.875    07/01/2021          321,801
--------------------------------------------------------------------------------------------------------------------
      800,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                               9.000    07/01/2031          858,432


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     250,000   Orange County, FL Health Facilities Authority
                (Orlando Lutheran Tower)                                        5.500%   07/01/2032   $      225,508
--------------------------------------------------------------------------------------------------------------------
      375,000   Orange County, FL Health Facilities Authority
                (Orlando Lutheran Tower)                                        5.500    07/01/2038          332,738
--------------------------------------------------------------------------------------------------------------------
       25,000   Orlando & Orange County, FL Expressway Authority                5.000    07/01/2028           25,298
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Palm Bay, FL Educational Facilities (Patriot Charter School)    7.000    07/01/2036        1,281,938
--------------------------------------------------------------------------------------------------------------------
       35,000   Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                 5.500    12/01/2021           35,720
--------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                 5.625    12/01/2031           25,008
--------------------------------------------------------------------------------------------------------------------
    2,125,000   Palm Coast Park, FL Community Devel. District
                Special Assessment                                              5.700    05/01/2037        1,811,860
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Palm Glades, FL Community Devel. District                       4.850    05/01/2011          946,250
--------------------------------------------------------------------------------------------------------------------
    2,520,000   Palm Glades, FL Community Devel. District                       5.300    05/01/2036        2,049,239
--------------------------------------------------------------------------------------------------------------------
      460,000   Palm River, FL Community Devel. District                        5.150    05/01/2013          427,386
--------------------------------------------------------------------------------------------------------------------
      265,000   Palm River, FL Community Devel. District                        5.375    05/01/2036          215,437
--------------------------------------------------------------------------------------------------------------------
      500,000   Parker Road, FL Community Devel. District                       5.350    05/01/2015          459,655
--------------------------------------------------------------------------------------------------------------------
      500,000   Parker Road, FL Community Devel. District                       5.600    05/01/2038          418,115
--------------------------------------------------------------------------------------------------------------------
    2,820,000   Parkway Center, FL Community Devel. District, Series A          6.125    05/01/2024        2,821,297
--------------------------------------------------------------------------------------------------------------------
    1,815,000   Parkway Center, FL Community Devel. District, Series A          6.300    05/01/2034        1,821,570
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Pine Ridge Plantation, FL Community Devel. District             5.400    05/01/2037        1,217,775
--------------------------------------------------------------------------------------------------------------------
      100,000   Pinellas County, FL Educational Facilities Authority
                (Barry University)                                              5.375    10/01/2028          100,968
--------------------------------------------------------------------------------------------------------------------
      820,000   Pinellas County, FL Educational Facilities Authority
                (Barry University)                                              5.875    10/01/2030          844,805
--------------------------------------------------------------------------------------------------------------------
   16,410,000   Pinellas County, FL Educational Facilities Authority
                (Eckerd College)                                                5.250    10/01/2029       15,782,646
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Pinellas County, FL Health Facility Authority
                (St. Mark Village)                                              5.650    05/01/2037        1,280,520
--------------------------------------------------------------------------------------------------------------------
      435,000   Poinciana West, FL Community Devel. District
                Special Assessment                                              6.000    05/01/2037          391,765
--------------------------------------------------------------------------------------------------------------------
       10,000   Polk County, FL School Board COP                                5.000    01/01/2023           10,069
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Everglades, FL Authority, Series A 7                       5.000    09/01/2016           25,113
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)         5.350    07/01/2027          882,640
--------------------------------------------------------------------------------------------------------------------
      300,000   Portfino Springs, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038          247,077
--------------------------------------------------------------------------------------------------------------------
      750,000   Portico, FL Community Devel. District                           5.450    05/01/2037          612,773
--------------------------------------------------------------------------------------------------------------------
    2,670,000   Portofino Cove, FL Community Devel. District
                Special Assessment                                              5.250    05/01/2012        2,530,920
--------------------------------------------------------------------------------------------------------------------
      500,000   Portofino Cove, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038          411,795


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     285,000   Portofino Landings, FL Community Devel. District
                Special Assessment                                              5.200%   05/01/2017   $      253,049
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Portofino Landings, FL Community Devel. District
                Special Assessment                                              5.400    05/01/2038          804,570
--------------------------------------------------------------------------------------------------------------------
    8,900,000   Quarry, FL Community Devel. District 1                          5.250    05/01/2016        8,037,234
--------------------------------------------------------------------------------------------------------------------
      500,000   Quarry, FL Community Devel. District                            5.250    05/01/2036          397,715
--------------------------------------------------------------------------------------------------------------------
    3,500,000   Quarry, FL Community Devel. District                            5.500    05/01/2036        2,855,125
--------------------------------------------------------------------------------------------------------------------
   11,350,000   Renaissance Commons, FL Community Devel. District,
                Series A                                                        5.600    05/01/2036        9,806,854
--------------------------------------------------------------------------------------------------------------------
    1,850,000   Reunion East, FL Community Devel. District                      5.800    05/01/2036        1,591,130
--------------------------------------------------------------------------------------------------------------------
    6,025,000   Reunion East, FL Community Devel. District, Series A 1          7.375    05/01/2033        6,344,265
--------------------------------------------------------------------------------------------------------------------
    2,470,000   Reunion West, FL Community Devel. District                      6.250    05/01/2036        2,260,396
--------------------------------------------------------------------------------------------------------------------
      750,000   Ridgewood Trails, FL Community Devel. District                  5.650    05/01/2038          631,913
--------------------------------------------------------------------------------------------------------------------
    2,500,000   River Glen, FL Community Devel. District
                Special Assessment                                              5.450    05/01/2038        2,037,800
--------------------------------------------------------------------------------------------------------------------
    1,180,000   Riverwood Estates, FL Community Devel. District
                Special Assessment                                              5.350    05/01/2037          953,110
--------------------------------------------------------------------------------------------------------------------
      250,000   Rolling Hills, FL Community Devel. District                     5.450    05/01/2037          204,525
--------------------------------------------------------------------------------------------------------------------
      400,000   Santa Rosa Bay, FL Bridge Authority                             6.250    07/01/2028          373,376
--------------------------------------------------------------------------------------------------------------------
   16,500,000   Sarasota, FL National Community Devel. District
                Special Assessment                                              5.300    05/01/2039       12,949,200
--------------------------------------------------------------------------------------------------------------------
       25,000   Seminole County, FL GO                                          5.125    04/01/2010           25,054
--------------------------------------------------------------------------------------------------------------------
    2,290,000   Shingle Creek, FL Community Devel. District                     6.100    05/01/2025        2,092,602
--------------------------------------------------------------------------------------------------------------------
    6,350,000   Shingle Creek, FL Community Devel. District                     6.125    05/01/2037        5,615,178
--------------------------------------------------------------------------------------------------------------------
    2,875,000   Six Mile Creek, FL Community Devel. District                    5.875    05/01/2038        2,207,051
--------------------------------------------------------------------------------------------------------------------
    1,285,000   Sonoma Bay, FL Community Devel. District, Series A              5.450    05/01/2036        1,074,607
--------------------------------------------------------------------------------------------------------------------
    1,780,000   South Bay, FL Community Devel. District                         5.125    11/01/2009        1,690,680
--------------------------------------------------------------------------------------------------------------------
    2,750,000   South Bay, FL Community Devel. District                         5.375    05/01/2013        2,406,993
--------------------------------------------------------------------------------------------------------------------
    5,500,000   South Bay, FL Community Devel. District                         5.950    05/01/2036        4,004,000
--------------------------------------------------------------------------------------------------------------------
       75,000   South Lake County, FL Hospital District
                (Orlando Regional Healthcare System)                            5.800    10/01/2034           76,362
--------------------------------------------------------------------------------------------------------------------
    1,280,000   South-Dade, FL Venture Community Devel. District                6.125    05/01/2034        1,288,026
--------------------------------------------------------------------------------------------------------------------
    3,000,000   St. John's Forest, FL Community Devel. District, Series A       6.125    05/01/2034        2,953,470
--------------------------------------------------------------------------------------------------------------------
      400,000   St. Johns County, FL IDA
                (St. John's County Welfare Federation)                          5.250    10/01/2041          334,800
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Stonebrier, FL Community Devel. District                        5.500    05/01/2037          827,580
--------------------------------------------------------------------------------------------------------------------
      915,000   Stonegate, FL Community Devel. District                         6.000    05/01/2024          931,296
--------------------------------------------------------------------------------------------------------------------
      995,000   Stonegate, FL Community Devel. District                         6.125    05/01/2034        1,000,662
--------------------------------------------------------------------------------------------------------------------
    1,055,000   Stoneybrook, FL South Community Devel. District                 5.800    05/01/2039          900,358
--------------------------------------------------------------------------------------------------------------------
      765,000   Summerville, FL Community Devel. District                       5.500    05/01/2036          634,575
--------------------------------------------------------------------------------------------------------------------
       10,000   Sunrise, FL Utility System                                      5.250    10/01/2019           10,016


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   2,000,000   Sweetwater Creek, FL Community Devel. District                  5.500%   05/01/2038   $    1,571,980
--------------------------------------------------------------------------------------------------------------------
    2,535,000   Tern Bay, FL Community Devel. District 7                        5.000    05/01/2015        2,091,172
--------------------------------------------------------------------------------------------------------------------
      500,000   Tern Bay, FL Community Devel. District 7                        5.375    05/01/2037          341,865
--------------------------------------------------------------------------------------------------------------------
    4,350,000   Tolomato, FL Community Devel. District Special Assessment       6.650    05/01/2040        4,295,364
--------------------------------------------------------------------------------------------------------------------
    4,880,000   Town Center, FL at Palm Coast Community Devel. District 1       6.000    05/01/2036        4,339,247
--------------------------------------------------------------------------------------------------------------------
      250,000   Turnbull Creek, FL Community Devel. District
                Special Assessment                                              5.250    05/01/2037          194,428
--------------------------------------------------------------------------------------------------------------------
    9,735,000   Turnbull Creek, FL Community Devel. District
                Special Assessment                                              5.800    05/01/2035        8,315,637
--------------------------------------------------------------------------------------------------------------------
    9,490,000   Two Creeks, FL Community Devel. District 1                      5.250    05/01/2037        7,285,473
--------------------------------------------------------------------------------------------------------------------
       25,000   University of South Florida (University Bookstore)              5.900    07/01/2010           25,069
--------------------------------------------------------------------------------------------------------------------
      750,000   University Square, FL Community Devel. District                 5.875    05/01/2038          658,358
--------------------------------------------------------------------------------------------------------------------
    5,915,000   Verandah East, FL Community Devel. District                     5.400    05/01/2037        4,852,784
--------------------------------------------------------------------------------------------------------------------
    4,605,000   Verandah, FL Community Devel District                           5.250    05/01/2036        3,720,886
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Verano Center, FL Community Devel. District                     5.375    05/01/2037        1,497,920
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Villa Portofino East, FL Community Devel. District              5.200    05/01/2037          795,230
--------------------------------------------------------------------------------------------------------------------
    1,755,000   Villa Portofino West, FL Community Devel. District              5.350    05/01/2036        1,423,182
--------------------------------------------------------------------------------------------------------------------
    2,565,000   Villa Vizcaya, FL Community Devel. District
                Special Assessment                                              5.350    05/01/2017        2,303,473
--------------------------------------------------------------------------------------------------------------------
      420,000   Villa Vizcaya, FL Community Devel. District
                Special Assessment                                              5.550    05/01/2039          345,122
--------------------------------------------------------------------------------------------------------------------
      900,000   Village, FL Community Devel. District, Series A                 6.100    05/01/2034          911,304
--------------------------------------------------------------------------------------------------------------------
      720,000   Village, FL Community Devel. District, Series A                 6.500    05/01/2033          745,834
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Villages of Westport, FL Community Devel. District              5.700    05/01/2035        1,330,608
--------------------------------------------------------------------------------------------------------------------
    7,000,000   Villagewalk of Bonita Springs, FL Community Devel. District     5.150    05/01/2038        5,521,670
--------------------------------------------------------------------------------------------------------------------
    5,170,000   Vista, FL Community Devel. District Special Assessment          5.375    05/01/2037        4,192,095
--------------------------------------------------------------------------------------------------------------------
   10,360,000   Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                          5.000    10/15/2025       10,578,389
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                              5.125    05/01/2013        1,344,240
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Waterford Estates, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2037        1,851,250
--------------------------------------------------------------------------------------------------------------------
    3,965,000   Watergrass, FL Community Devel. District
                Special Assessment 1                                            4.875    11/01/2010        3,780,350
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Watergrass, FL Community Devel. District
                Special Assessment                                              5.125    11/01/2014        1,145,950
--------------------------------------------------------------------------------------------------------------------
      790,000   Watergrass, FL Community Devel. District
                Special Assessment                                              5.375    05/01/2039          636,693
--------------------------------------------------------------------------------------------------------------------
      975,000   Waterlefe, FL Community Devel. District Golf Course             8.125    10/01/2025          976,121
--------------------------------------------------------------------------------------------------------------------
    6,920,000   Waters Edge, FL Community Devel. District 1                     5.300    05/01/2036        5,634,679
--------------------------------------------------------------------------------------------------------------------
      900,000   Waters Edge, FL Community Devel. District                       5.350    05/01/2039          717,678


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     250,000   Waters Edge, FL Community Devel. District                       5.400%   05/01/2039   $      199,615
--------------------------------------------------------------------------------------------------------------------
    1,915,000   Waterstone, FL Community Devel. District                        5.500    05/01/2018        1,716,836
--------------------------------------------------------------------------------------------------------------------
    3,960,000   Wentworth Estates, FL Community Devel. District                 5.125    11/01/2012        3,494,660
--------------------------------------------------------------------------------------------------------------------
    3,770,000   Wentworth Estates, FL Community Devel. District                 5.625    05/01/2037        2,681,073
--------------------------------------------------------------------------------------------------------------------
    8,405,000   West Palm Beach, FL Community Redevel Agency 2                  5.000    03/01/2026        8,674,482
--------------------------------------------------------------------------------------------------------------------
       70,000   West Palm Beach, FL Utility System                              5.000    10/01/2027           70,029
--------------------------------------------------------------------------------------------------------------------
    1,200,000   West Villages, FL Improvement District                          5.350    05/01/2015        1,103,172
--------------------------------------------------------------------------------------------------------------------
    4,200,000   West Villages, FL Improvement District                          5.500    05/01/2037        3,475,836
--------------------------------------------------------------------------------------------------------------------
    3,500,000   West Villages, FL Improvement District                          5.500    05/01/2038        2,871,225
--------------------------------------------------------------------------------------------------------------------
    7,450,000   West Villages, FL Improvement District                          5.800    05/01/2036        6,456,766
--------------------------------------------------------------------------------------------------------------------
    5,075,000   Westridge, FL Community Devel. District                         5.800    05/01/2037        4,390,687
--------------------------------------------------------------------------------------------------------------------
    6,000,000   Westside, FL Community Devel. District                          5.650    05/01/2037        4,929,960
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Winter Garden Village at Fowler Groves, FL Community
                Devel. District Special Tax                                     5.650    05/01/2037        1,322,370
--------------------------------------------------------------------------------------------------------------------
      690,000   World Commerce, FL Community Devel. District
                Special Assessment                                              5.500    05/01/2038          566,042
--------------------------------------------------------------------------------------------------------------------
    2,800,000   World Commerce, FL Community Devel. District
                Special Assessment                                              6.500    05/01/2036        2,696,456
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Wyld Palms, FL Community Devel. District                        5.400    05/01/2015        2,086,965
--------------------------------------------------------------------------------------------------------------------
    1,465,000   Wyld Palms, FL Community Devel. District                        5.500    05/01/2038        1,209,753
--------------------------------------------------------------------------------------------------------------------
      500,000   Zephyr Ridge, FL Community Devel. District                      5.250    05/01/2013          466,725
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Zephyr Ridge, FL Community Devel. District                      5.625    05/01/2037          843,240
                                                                                                      --------------
                                                                                                         509,151,968
--------------------------------------------------------------------------------------------------------------------
GEORGIA--4.8%
   13,140,000   Athens, GA Area Facilities Corp. COP
                (Georgia Dept. of Labor) 2                                      5.000    06/15/2037       12,960,048
--------------------------------------------------------------------------------------------------------------------
      270,000   Athens, GA Area Facilities Corp. COP
                (Georgia Dept. of Labor)                                        5.000    06/15/2037          266,301
--------------------------------------------------------------------------------------------------------------------
   13,140,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                              6.000    07/01/2036       12,662,755
--------------------------------------------------------------------------------------------------------------------
    4,065,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 1                                            6.250    07/01/2024        4,148,617
--------------------------------------------------------------------------------------------------------------------
    2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 1                                            6.250    07/01/2036        2,468,197
--------------------------------------------------------------------------------------------------------------------
       15,000   Atlanta, GA HDC (Bedford Tower)                                 6.250    01/01/2015           15,236
--------------------------------------------------------------------------------------------------------------------
       20,000   Chatham County, GA Hospital Authority
                (Memorial Health University Medical Center)                     5.500    01/01/2034           18,145
--------------------------------------------------------------------------------------------------------------------
       10,000   Clark County, GA Hospital Authority
                (Athens Regional Medical)                                       5.250    01/01/2029           10,227
--------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, GA Building Authority                                 5.500    04/01/2013           51,116
--------------------------------------------------------------------------------------------------------------------
       15,000   Dalton, GA Devel. Authority (Hamilton Health Care System)       5.000    08/15/2028           15,163


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$      30,000   Dalton, GA Devel. Authority (Hamilton Health Care
                System/Hamilton Medical Center Obligated Group)                 5.375%   08/15/2016   $       30,365
--------------------------------------------------------------------------------------------------------------------
       20,000   De Kalb County, GA Devel. Authority
                (General Motors Corp.)                                          6.000    03/15/2021           18,837
--------------------------------------------------------------------------------------------------------------------
    9,330,000   De Kalb County, GA Devel. Authority Public Purpose              5.500    12/10/2023        9,050,940
--------------------------------------------------------------------------------------------------------------------
       10,000   De Kalb County, GA Hsg. Authority
                (Spring Chase Apartments)                                       5.400    11/01/2030           10,118
--------------------------------------------------------------------------------------------------------------------
    3,795,000   East Point, GA (Camp Creek), Series B                           8.000    02/01/2026        4,177,422
--------------------------------------------------------------------------------------------------------------------
    5,670,000   East Point, GA (Camp Creek), Series B                           8.000    02/01/2026        6,241,366
--------------------------------------------------------------------------------------------------------------------
       45,000   Fulton County, GA Devel. Authority
                (Georgia Tech Foundation Facilities)                            5.000    09/01/2027           45,489
--------------------------------------------------------------------------------------------------------------------
      100,000   Fulton County, GA Hospital Authority (Northside Hospital)       5.125    10/01/2016          100,190
--------------------------------------------------------------------------------------------------------------------
       10,000   Fulton County, GA Hospital Authority (Northside Hospital)       5.375    10/01/2012           10,022
--------------------------------------------------------------------------------------------------------------------
       25,000   GA Hsg. & Finance Authority (Hunters Grove)                     5.850    01/01/2017           25,288
--------------------------------------------------------------------------------------------------------------------
   22,000,000   GA Main Street Natural Gas 2                                    5.500    09/15/2026       21,691,120
--------------------------------------------------------------------------------------------------------------------
   13,000,000   GA Main Street Natural Gas 2                                    5.500    09/15/2027       12,747,020
--------------------------------------------------------------------------------------------------------------------
    5,000,000   GA Main Street Natural Gas 2                                    5.500    09/15/2028        4,882,230
--------------------------------------------------------------------------------------------------------------------
      120,000   GA Municipal Electric Authority, Series A                       5.000    11/01/2024          120,132
--------------------------------------------------------------------------------------------------------------------
      410,000   GA Municipal Electric Authority, Series X                       6.500    01/01/2012          443,497
--------------------------------------------------------------------------------------------------------------------
    2,340,000   Northwestern Gwinnett County, GA Facilities Corp.
                COP (Dept. of Labor) 2                                          5.000    06/15/2021        2,384,413
--------------------------------------------------------------------------------------------------------------------
      930,000   Northwestern Gwinnett County, GA Facilities Corp.
                COP (Dept. of Motor Vehicle Safety) 2                           5.000    06/15/2021          947,651
--------------------------------------------------------------------------------------------------------------------
    4,465,000   Northwestern Gwinnett County, GA Facilities Corp. II
                COP (Georgia Dept. of Driver Services) 2                        5.000    06/15/2028        4,549,745
--------------------------------------------------------------------------------------------------------------------
    1,770,000   Northwestern Gwinnett County, GA Facilities Corp. II
                COP (Georgia Dept. of Driver Services) 2                        5.000    06/15/2028        1,803,594
--------------------------------------------------------------------------------------------------------------------
    3,160,000   Northwestern Gwinnett County, GA Facilities Corp. II
                COP (Georgia Dept. of Driver Services) 2                        5.000    06/15/2029        3,219,976
--------------------------------------------------------------------------------------------------------------------
       50,000   Private Colleges & Universities Authority, GA
                (Emory University)                                              5.125    11/01/2027           50,561
--------------------------------------------------------------------------------------------------------------------
      860,000   Private Colleges & Universities Authority, GA
                (Mercer University)                                             5.375    10/01/2029          851,245
--------------------------------------------------------------------------------------------------------------------
        5,000   Private Colleges & Universities Authority, GA
                (Mercer University)                                             5.375    06/01/2031            4,733
--------------------------------------------------------------------------------------------------------------------
      500,000   Savannah, GA EDA (Skidway Health & Living Services)             7.400    01/01/2024          517,630
--------------------------------------------------------------------------------------------------------------------
       30,000   Savannah, GA EDA (University Financing Foundation)              6.750    11/15/2020           31,363
--------------------------------------------------------------------------------------------------------------------
      290,000   Savannah, GA EDA (University Financing Foundation)              6.750    11/15/2031          297,027
--------------------------------------------------------------------------------------------------------------------
       20,000   Savannah, GA Resource Recovery Devel. Authority                 5.100    08/01/2014           20,041
--------------------------------------------------------------------------------------------------------------------
       25,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)        5.500    08/01/2016           25,306
--------------------------------------------------------------------------------------------------------------------
       30,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)        5.500    08/01/2026           30,262


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$      45,000   Ware County, GA Hospital Authority
                (Southeast Health Unit)                                         6.625%   03/01/2017   $       46,625
                                                                                                      --------------
                                                                                                         106,990,013
--------------------------------------------------------------------------------------------------------------------
HAWAII--0.2%
    4,200,000   HI Dept. of Budget & Finance Special Purpose (Kahala Nui)       8.000    11/15/2033        4,671,324
--------------------------------------------------------------------------------------------------------------------
      500,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                7.875    11/15/2023          556,475
--------------------------------------------------------------------------------------------------------------------
      170,000   HI HFDC (Single Family Mtg.)                                    5.450    07/01/2017          173,587
                                                                                                      --------------
                                                                                                           5,401,386
--------------------------------------------------------------------------------------------------------------------
IDAHO--1.7%
   13,120,000   ID Health Facilities Authority (Portneuf Medical Center)        5.000    09/01/2035       12,850,253
--------------------------------------------------------------------------------------------------------------------
       65,000   ID Hsg. Agency (Multifamily Hsg.)                               6.700    07/01/2024           65,071
--------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. Agency (Single Family Mtg.)                             5.800    07/01/2025           20,019
--------------------------------------------------------------------------------------------------------------------
   16,870,000   Nez Perce County, ID Pollution Control (Potlatch Corp.)         6.000    10/01/2024       16,637,869
--------------------------------------------------------------------------------------------------------------------
    5,360,000   Pocatello, ID Devel. Authority Revenue Allocation
                Tax Increment, Series A                                         6.000    08/01/2028        5,125,929
--------------------------------------------------------------------------------------------------------------------
    2,980,000   Twin Falls, ID Urban Renewal Agency, Series A                   5.450    08/01/2022        2,908,599
                                                                                                      --------------
                                                                                                          37,607,740
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.1%
      600,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)             5.625    01/01/2018          572,598
--------------------------------------------------------------------------------------------------------------------
    1,825,000   Bedford Park, IL Tax                                            5.125    12/30/2018        1,772,933
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bryant, IL Pollution Control (Central Illinois Light
                Company) 1                                                      5.900    08/01/2023        1,014,650
--------------------------------------------------------------------------------------------------------------------
      355,000   Carol Stream, IL Tax (Geneva Crossing)                          5.000    12/30/2021          335,404
--------------------------------------------------------------------------------------------------------------------
      985,000   Cary, IL Special Tax (Special Service Area No. 1)               5.000    03/01/2030          966,876
--------------------------------------------------------------------------------------------------------------------
       40,000   Chicago, IL GO                                                  5.125    01/01/2029           40,847
--------------------------------------------------------------------------------------------------------------------
      235,000   Chicago, IL Midway Airport, Series B                            5.000    01/01/2035          232,758
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Chicago, IL O'Hare International Airport (Delta Airlines) 7     6.450    05/01/2018        4,763,350
--------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                                     5.625    01/01/2014           50,119
--------------------------------------------------------------------------------------------------------------------
       10,000   Chicago, IL Sales Tax                                           5.250    01/01/2028           10,257
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Chicago, IL Tax (Pilsen Redevel.)                               6.750    06/01/2022        5,376,950
--------------------------------------------------------------------------------------------------------------------
      195,000   Chicago, IL Waterworks                                          5.000    11/01/2025          196,977
--------------------------------------------------------------------------------------------------------------------
       20,000   Cook County, IL (Jewish Federation)                             6.000    08/15/2022           20,239
--------------------------------------------------------------------------------------------------------------------
    2,400,000   Cook County, IL Community School District GO                    7.125    06/01/2024        2,779,704
--------------------------------------------------------------------------------------------------------------------
      962,000   Cortland, IL Special Tax (Sheaffer System)                      5.500    03/01/2017          936,565
--------------------------------------------------------------------------------------------------------------------
      500,000   Deerfield, IL Educational Facilities
                (Chicagoland Jewish High School)                                6.000    05/01/2041          493,210
--------------------------------------------------------------------------------------------------------------------
      270,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                   5.400    03/01/2016          267,462


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     320,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                   5.625%   03/01/2036   $      292,678
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
                (Conservancy) 1                                                 5.375    03/01/2016        1,088,650
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Hampshire, IL Special Service Area No. 16
                (Crown Devel.-Prairie Ridge)                                    6.000    03/01/2046        1,024,903
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Hampshire, IL Special Service Area No. 17
                (Crown Devel.-Oakstead)                                         6.000    03/01/2045        2,314,025
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Hampshire, IL Special Service Area No. 19
                (Crown Devel.-Prairie Ridge East)                               6.000    03/01/2046        1,387,710
--------------------------------------------------------------------------------------------------------------------
      310,000   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                            5.700    07/01/2019          314,259
--------------------------------------------------------------------------------------------------------------------
       10,000   IL Devel. Finance Authority
                (Geneva School District School 304)                             6.300    06/01/2010           10,125
--------------------------------------------------------------------------------------------------------------------
      145,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                       5.700    08/15/2026          145,245
--------------------------------------------------------------------------------------------------------------------
      745,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company) 1                                      5.400    03/01/2028          745,991
--------------------------------------------------------------------------------------------------------------------
      475,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company) 1                                      5.400    03/01/2028          475,632
--------------------------------------------------------------------------------------------------------------------
    1,625,000   IL Educational Facilities Authority (Augustana College)         5.625    10/01/2022        1,687,221
--------------------------------------------------------------------------------------------------------------------
    3,000,000   IL Educational Facilities Authority (Augustana College)         5.700    10/01/2032        3,047,550
--------------------------------------------------------------------------------------------------------------------
       35,000   IL Educational Facilities Authority (University of Chicago)     5.125    07/01/2038           35,544
--------------------------------------------------------------------------------------------------------------------
    1,920,000   IL Finance Authority (Bethel Terrace Apartments) 1              5.125    09/01/2025        1,829,030
--------------------------------------------------------------------------------------------------------------------
      400,000   IL Finance Authority (Central Baptist Village)                  5.375    11/15/2039          343,108
--------------------------------------------------------------------------------------------------------------------
      750,000   IL Finance Authority (Franciscan Communities)                   5.500    05/15/2027          702,128
--------------------------------------------------------------------------------------------------------------------
      750,000   IL Finance Authority (Franciscan Communities)                   5.500    05/15/2037          678,008
--------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg) 1          5.625    02/15/2037        1,797,840
--------------------------------------------------------------------------------------------------------------------
    3,440,000   IL Finance Authority (Illinois Charter Schools)                 5.375    09/01/2027        3,047,565
--------------------------------------------------------------------------------------------------------------------
    2,450,000   IL Finance Authority (Illinois Charter Schools)                 5.375    09/01/2032        2,101,806
--------------------------------------------------------------------------------------------------------------------
      500,000   IL Finance Authority (Luther Oaks)                              5.700    08/15/2028          469,515
--------------------------------------------------------------------------------------------------------------------
      500,000   IL Finance Authority (Luther Oaks)                              6.000    08/15/2039          479,210
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IL Finance Authority (Lutheran Social Services
                of Illinois/Vesper Management Corp. Obligated Group) 1          5.125    08/15/2028          863,050
--------------------------------------------------------------------------------------------------------------------
    1,750,000   IL Finance Authority (Noble Network Charter Schools)            5.000    09/01/2027        1,538,530
--------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Noble Network Charter Schools)            5.000    09/01/2031        1,635,280
--------------------------------------------------------------------------------------------------------------------
    3,495,000   IL Finance Authority (Noble Network Charter Schools)            5.000    09/01/2032        2,928,670
--------------------------------------------------------------------------------------------------------------------
    3,000,000   IL Finance Authority Student Hsg.
                (MJH Education Assistance)                                      5.125    06/01/2035        2,399,250
--------------------------------------------------------------------------------------------------------------------
       30,000   IL GO                                                           5.125    12/01/2010           30,064
--------------------------------------------------------------------------------------------------------------------
       15,000   IL GO                                                           5.125    12/01/2011           15,030


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   5,000,000   IL Health Facilities Authority
                (Covenant Retirement Communities)                               5.625%   12/01/2032   $    5,106,500
--------------------------------------------------------------------------------------------------------------------
       35,000   IL Health Facilities Authority (Decatur Memorial Hospital)      5.375    11/15/2021           35,397
--------------------------------------------------------------------------------------------------------------------
       60,000   IL Health Facilities Authority
                (EMH/EMHH/EMHS Obligated Group)                                 5.625    01/01/2028           61,627
--------------------------------------------------------------------------------------------------------------------
       10,000   IL Health Facilities Authority (Holy Family Medical Center)     5.000    08/15/2027           10,059
--------------------------------------------------------------------------------------------------------------------
       35,000   IL Health Facilities Authority (Holy Family Medical Center)     5.125    08/15/2022           35,265
--------------------------------------------------------------------------------------------------------------------
       75,000   IL Health Facilities Authority (Loyola University)              5.000    07/01/2024           75,824
--------------------------------------------------------------------------------------------------------------------
       15,000   IL Health Facilities Authority
                (Northwestern Medical Faculty Foundation)                       5.125    11/15/2028           15,202
--------------------------------------------------------------------------------------------------------------------
       80,000   IL Health Facilities Authority
                (Rockford Memorial Hospital/Rockford Memorial
                Health Services Corp. Obligated Group)                          5.000    08/15/2021           80,553
--------------------------------------------------------------------------------------------------------------------
       25,000   IL Health Facilities Authority
                (Sarah Bush Lincoln Health Center)                              5.500    02/15/2016           25,276
--------------------------------------------------------------------------------------------------------------------
       85,000   IL Health Facilities Authority
                (Sarah Bush Lincoln Health Center)                              5.750    02/15/2022           85,929
--------------------------------------------------------------------------------------------------------------------
      250,000   IL Health Facilities Authority (Sherman Health System)          5.500    08/01/2012          253,063
--------------------------------------------------------------------------------------------------------------------
   10,500,000   IL Health Facilities Authority (Sinai Health System) 2          5.100    08/15/2033       10,587,885
--------------------------------------------------------------------------------------------------------------------
      100,000   IL Metropolitan Pier & Exposition Authority                     5.250    06/15/2012          100,199
--------------------------------------------------------------------------------------------------------------------
   10,000,000   IL Metropolitan Pier & Exposition Authority
                (McCormick Place Expansion) 2                                   5.000    12/15/2028       10,238,100
--------------------------------------------------------------------------------------------------------------------
       95,000   Lake County, IL HFC, Series A                                   6.700    11/01/2014           95,201
--------------------------------------------------------------------------------------------------------------------
    3,735,000   Lakemoor Village, IL Special Tax                                5.000    03/01/2027        3,749,641
--------------------------------------------------------------------------------------------------------------------
    2,725,000   Lincolnshire, IL Special Service Area No. 1
                Special Tax (Sedgebrook) 1                                      6.250    03/01/2034        2,758,163
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                     5.500    01/01/2030        2,751,630
--------------------------------------------------------------------------------------------------------------------
    1,575,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 1                                   5.500    01/01/2036        1,453,883
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                     7.125    01/01/2036        3,092,130
--------------------------------------------------------------------------------------------------------------------
    1,455,000   Manhattan, IL Special Service Area Special Tax
                (Groebe Farm-Stonegate)                                         6.125    03/01/2040        1,375,208
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Plano, IL Special Service Area No. 5 1                          6.000    03/01/2036        1,189,013
--------------------------------------------------------------------------------------------------------------------
      495,000   Schaumburg, IL Multifamily Hsg. (Plum Grove)                    6.050    02/01/2031          518,775
--------------------------------------------------------------------------------------------------------------------
      500,000   Southwestern IL Devel. Authority (Eden Retirement Center)       5.850    12/01/2036          470,145
--------------------------------------------------------------------------------------------------------------------
    6,015,000   Southwestern IL Devel. Authority
                (Local Government Programming) 3                                7.000    10/01/2022        5,968,023
--------------------------------------------------------------------------------------------------------------------
    1,150,000   Southwestern IL Devel. Authority (Village of Sauget)            5.625    11/01/2026        1,085,681
--------------------------------------------------------------------------------------------------------------------
       30,000   Springfield, IL Water                                           5.400    03/01/2015           30,370
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Vernon Hills, IL Tax Increment (Town Center)                    6.250    12/30/2026        1,008,380


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   1,000,000   Volo Village, IL Special Service Area (Lancaster Falls) 1       5.750%   03/01/2036   $      918,730
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Volo Village, IL Special Service Area (Remington Pointe) 1      6.450    03/01/2034        4,020,960
--------------------------------------------------------------------------------------------------------------------
       10,000   Woodridge, IL Multifamily Hsg. (Hawthorn Ridge)                 5.650    12/20/2032           10,195
--------------------------------------------------------------------------------------------------------------------
    1,820,000   Yorkville, IL United City Special Services Area
                Special Tax (Bristol Bay) 1                                     5.875    03/01/2036        1,701,645
--------------------------------------------------------------------------------------------------------------------
    1,739,000   Yorkville, IL United City Special Services Area
                Special Tax (Raintree Village II) 1                             6.250    03/01/2035        1,733,261
                                                                                                      --------------
                                                                                                         113,900,429
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.1%
    4,080,000   Dekalb City, IN Hospital Authority
                (Dekalb Memorial Hospital) 1                                    5.000    08/01/2016        3,918,881
--------------------------------------------------------------------------------------------------------------------
    1,600,000   Hamilton County, IN Redevel. District (Thomas Electrics)        5.100    02/01/2031        1,367,552
--------------------------------------------------------------------------------------------------------------------
       55,000   IN Devel. Finance Authority (USX Corp.)                         5.600    12/01/2032           55,294
--------------------------------------------------------------------------------------------------------------------
      330,000   IN Devel. Finance Authority (USX Corp.)                         6.150    07/15/2022          333,584
--------------------------------------------------------------------------------------------------------------------
       30,000   IN Health Facility Financing Authority (Ancilla System)         5.250    07/01/2022           30,346
--------------------------------------------------------------------------------------------------------------------
       15,000   IN Health Facility Financing Authority
                (Community Hospital of Anderson)                                6.000    01/01/2023           15,016
--------------------------------------------------------------------------------------------------------------------
       15,000   IN Health Facility Financing Authority (Deaconess Hospital)     5.500    03/01/2029           15,231
--------------------------------------------------------------------------------------------------------------------
       20,000   IN Health Facility Financing Authority
                (Hancock Memorial Hospital & Health Services)                   6.125    08/15/2017           20,179
--------------------------------------------------------------------------------------------------------------------
       70,000   IN Health Facility Financing Authority
                (Kings Daughters Hospital Assoc.)                               5.625    08/15/2027           70,783
--------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA (Single Family Mtg.)                                     6.800    01/01/2017           15,027
--------------------------------------------------------------------------------------------------------------------
       50,000   IN Municipal Power Agency, Series A                             5.300    01/01/2023           50,914
--------------------------------------------------------------------------------------------------------------------
       10,000   Indianapolis, IN Gas Utility (Distribution System)              5.000    08/15/2024           10,074
--------------------------------------------------------------------------------------------------------------------
       70,000   Marion County, IN Convention & Recreational
                Facilities Authority                                            5.000    06/01/2027           70,394
--------------------------------------------------------------------------------------------------------------------
       55,000   Marion County, IN Convention & Recreational
                Facilities Authority                                            5.000    06/01/2027           55,632
--------------------------------------------------------------------------------------------------------------------
    4,750,000   North Manchester, IN (Estelle Peabody Memorial Home) 1          7.125    07/01/2022        4,797,025
--------------------------------------------------------------------------------------------------------------------
       65,000   Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                            5.400    08/01/2017           65,408
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Portage, IN Economic Devel. (Ameriplex)                         5.000    01/15/2027          959,180
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Shelbyville, IN Redevel. District Tax Increment
                (Central Shelbyville Economic)                                  6.500    07/01/2022        2,244,623
--------------------------------------------------------------------------------------------------------------------
      240,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                 6.000    05/15/2038          227,503
--------------------------------------------------------------------------------------------------------------------
      100,000   St. Joseph County, IN Economic Devel. (Madison Center)          5.500    02/15/2021          100,763
--------------------------------------------------------------------------------------------------------------------
   13,000,000   St. Joseph County, IN Hospital Authority 2                      4.594 6  08/15/2046       10,331,766
                                                                                                      --------------
                                                                                                          24,755,175


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
IOWA--2.3%
$     400,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)      5.125%   11/15/2020   $      368,852
--------------------------------------------------------------------------------------------------------------------
      700,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)      5.375    11/15/2027          632,912
--------------------------------------------------------------------------------------------------------------------
      200,000   Coralville, IA Urban Renewal                                    5.000    06/01/2047          182,496
--------------------------------------------------------------------------------------------------------------------
      250,000   Coralville, IA Urban Renewal                                    5.750    06/01/2028          247,465
--------------------------------------------------------------------------------------------------------------------
    1,050,000   Coralville, IA Urban Renewal                                    6.000    06/01/2036        1,050,882
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Dickinson County, IA Hsg. (Spirit Lake) 1                       5.875    12/01/2036          901,260
--------------------------------------------------------------------------------------------------------------------
      450,000   Dubuque County, IA Private College Facility
                (Clarke College of Dubuque Iowa)                                5.250    09/01/2013          451,863
--------------------------------------------------------------------------------------------------------------------
       25,000   Hills, IA (Mercy Hospital)                                      5.000    08/15/2028           25,414
--------------------------------------------------------------------------------------------------------------------
      750,000   IA Finance Authority (Amity Fellowserve)                        6.500    10/01/2036          737,475
--------------------------------------------------------------------------------------------------------------------
      400,000   IA Finance Authority
                (Boys & Girls Home and Family Services)                         5.900    12/01/2028          386,256
--------------------------------------------------------------------------------------------------------------------
      325,000   IA Finance Authority (Mercy Health Services)                    5.250    08/15/2027          328,718
--------------------------------------------------------------------------------------------------------------------
       50,000   IA Finance Authority Health Care Facilities
                (Genesis Medical Center)                                        5.200    07/01/2017           50,093
--------------------------------------------------------------------------------------------------------------------
      500,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                              5.750    11/15/2019          488,670
--------------------------------------------------------------------------------------------------------------------
    1,000,000   IA Finance Authority Retirement Community
                (Friendship Haven) 1                                            6.000    11/15/2024          991,550
--------------------------------------------------------------------------------------------------------------------
      900,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                              6.125    11/15/2032          881,370
--------------------------------------------------------------------------------------------------------------------
      350,000   IA Finance Authority Senior Hsg. (Bethany Manor)                5.450    11/01/2026          322,081
--------------------------------------------------------------------------------------------------------------------
      500,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)           5.375    06/01/2025          473,000
--------------------------------------------------------------------------------------------------------------------
   46,250,000   IA Tobacco Settlement Authority (TASC) 2                        5.625    06/01/2046       43,359,521
--------------------------------------------------------------------------------------------------------------------
       40,000   Iowa City, IA Sewer                                             5.500    07/01/2022           40,065
--------------------------------------------------------------------------------------------------------------------
       30,000   Iowa City, IA Sewer                                             5.750    07/01/2021           30,066
                                                                                                      --------------
                                                                                                          51,950,009
--------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
    1,640,000   Hays, KS Sales Tax                                              6.000    01/01/2025        1,637,310
--------------------------------------------------------------------------------------------------------------------
    1,850,000   KS Independent College Finance Authority
                (Newman University)                                             4.875    10/01/2023        1,718,465
--------------------------------------------------------------------------------------------------------------------
      550,000   KS Independent College Finance Authority
                (Newman University)                                             5.000    10/01/2028          498,905
--------------------------------------------------------------------------------------------------------------------
       95,000   La Cygne, KS Pollution Control
                (Kansas Gas & Electric Company)                                 5.100    03/01/2023           95,114
--------------------------------------------------------------------------------------------------------------------
      300,000   Labette County, KS Hospital Revenue                             5.750    09/01/2029          299,064
--------------------------------------------------------------------------------------------------------------------
      275,000   Labette County, KS Hospital Revenue                             5.750    09/01/2037          275,085
--------------------------------------------------------------------------------------------------------------------
      735,000   Overland Park, KS Transportation Devel. District
                (Grass Creek)                                                   4.850    09/01/2016          726,290
--------------------------------------------------------------------------------------------------------------------
    2,485,000   Pittsburgh, KS Special Obligation (North Broadway Redevel.)     4.900    04/01/2024        2,223,131
--------------------------------------------------------------------------------------------------------------------
       50,000   Sterling, KS Educational Facilities (Sterling College)          5.375    11/01/2027           48,170


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$     300,000   Sterling, KS Educational Facilities (Sterling College)          5.500%   11/01/2032   $      287,274
                                                                                                      --------------
                                                                                                           7,808,808
--------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.0%
       30,000   Jefferson County, KY Health Facilities (Alliant Health System)  5.125    10/01/2027           30,330
--------------------------------------------------------------------------------------------------------------------
       75,000   Jefferson County, KY Health Facilities
                (University Medical Center)                                     5.250    07/01/2022           75,844
--------------------------------------------------------------------------------------------------------------------
      970,000   Kenton County, KY Airport (Delta Airlines) 7,8,9                8.000    12/01/2015           18,430
--------------------------------------------------------------------------------------------------------------------
        5,000   KY EDFA (Pikeville Medical Center)                              5.700    02/01/2028            5,058
--------------------------------------------------------------------------------------------------------------------
      215,000   KY EDFA (St. Claire Medical Center)                             5.625    09/01/2021          215,385
--------------------------------------------------------------------------------------------------------------------
       80,000   KY Hsg. Corp.                                                   5.200    07/01/2022           82,286
--------------------------------------------------------------------------------------------------------------------
       15,000   Springfield, KY Educational Devel. (St. Catherine College)      5.750    10/01/2035           15,339
                                                                                                      --------------
                                                                                                             442,672
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.1%
    5,010,000   Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)       6.625    02/01/2016        5,181,041
--------------------------------------------------------------------------------------------------------------------
       10,000   Calcasieu Parish, LA Industrial Devel. Board
                Pollution Control (Entergy Gulf States)                         5.450    07/01/2010           10,019
--------------------------------------------------------------------------------------------------------------------
       60,000   Epps, LA COP                                                    8.000    06/01/2018           61,011
--------------------------------------------------------------------------------------------------------------------
   23,380,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.) 2   5.250    12/01/2032       24,985,505
--------------------------------------------------------------------------------------------------------------------
    2,000,000   LA Local Government EF&CD Authority
                (Baton Rouge Student Hsg.)                                      5.250    09/01/2018        1,054,400
--------------------------------------------------------------------------------------------------------------------
       35,000   LA Local Government EF&CD Authority
                (Baton Rouge Student Hsg.)                                      5.250    09/01/2035           18,387
--------------------------------------------------------------------------------------------------------------------
    3,085,000   LA Local Government EF&CD Authority
                (Baton Rouge Student Hsg.)                                      5.500    09/01/2022        1,622,062
--------------------------------------------------------------------------------------------------------------------
    1,000,000   LA Local Government EF&CD Authority
                (Bellemont Apartments) 1                                        6.000    09/01/2022        1,010,090
--------------------------------------------------------------------------------------------------------------------
    1,750,000   LA Local Government EF&CD Authority
                (Bellemont Apartments) 1                                        6.000    09/01/2027        1,748,898
--------------------------------------------------------------------------------------------------------------------
    3,925,000   LA Local Government EF&CD Authority
                (Bellemont Apartments)                                          6.000    09/01/2035        3,859,806
--------------------------------------------------------------------------------------------------------------------
      790,000   LA Local Government EF&CD Authority
                (Bellemont Apartments) 1                                        7.500    09/01/2016          806,582
--------------------------------------------------------------------------------------------------------------------
    1,355,000   LA Local Government EF&CD Authority
                (Capital Projects and Equipment)                                6.550    09/01/2025        1,378,320
--------------------------------------------------------------------------------------------------------------------
       25,000   LA Public Facilities Authority (Dillard University)             5.300    08/01/2026           26,348
--------------------------------------------------------------------------------------------------------------------
       45,000   LA Public Facilities Authority (Touro Infirmary)                5.500    08/15/2019           45,588
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Lakeshore Villages, LA Master Community Devel. District         5.250    07/01/2017        2,271,825
--------------------------------------------------------------------------------------------------------------------
       75,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)     5.000    07/15/2027           74,354
--------------------------------------------------------------------------------------------------------------------
      135,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)     5.500    07/15/2018          135,246
--------------------------------------------------------------------------------------------------------------------
      290,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)     5.600    07/15/2025          290,557
--------------------------------------------------------------------------------------------------------------------
      250,000   New Orleans, LA GO                                              5.500    12/01/2021          280,353


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      40,000   Orleans Parish, LA Parishwide School District                   5.125%   09/01/2018   $       40,038
--------------------------------------------------------------------------------------------------------------------
       20,000   Orleans Parish, LA Parishwide School District                   5.375    09/01/2021           20,018
--------------------------------------------------------------------------------------------------------------------
       25,000   Orleans Parish, LA School Board                                 5.300    09/01/2013           25,035
--------------------------------------------------------------------------------------------------------------------
      170,000   Orleans Parish, LA School Board                                 5.375    09/01/2018          170,153
--------------------------------------------------------------------------------------------------------------------
      300,000   Pointe Coupee Parish, LA Pollution Control
                (Gulf State Utilities Company)                                  6.700    03/01/2013          300,159
--------------------------------------------------------------------------------------------------------------------
      500,000   St. Tammany Parish, LA Hospital Service District
                (St. Tammany Parish Hospital)                                   5.000    07/01/2022          492,160
--------------------------------------------------------------------------------------------------------------------
       25,000   Terrebonne Parish, LA Hospital Service District No. 1
                (Terrebonne General Medical Center)                             5.375    04/01/2028           25,562
--------------------------------------------------------------------------------------------------------------------
       25,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                           7.000    11/01/2015           25,449
                                                                                                      --------------
                                                                                                          45,958,966
--------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
       25,000   Anne Arundel County, MD Multifamily Hsg.
                (Avalon Landing Apartments)                                     6.150    07/01/2026           25,153
--------------------------------------------------------------------------------------------------------------------
       10,000   Baltimore, MD Wastewater                                        5.125    07/01/2042           10,169
--------------------------------------------------------------------------------------------------------------------
      250,000   Frederick, MD (Carrollton Apartments)                           5.850    03/01/2028          263,328
--------------------------------------------------------------------------------------------------------------------
       25,000   MD EDC Student Hsg. (Allegheny College Hsg.)                    5.750    09/01/2020           24,658
--------------------------------------------------------------------------------------------------------------------
       40,000   MD EDC Student Hsg. (Allegheny College Hsg.)                    6.000    09/01/2032           37,396
--------------------------------------------------------------------------------------------------------------------
    4,900,000   MD EDC Student Hsg. (Bowie State University)                    5.375    06/01/2033        4,309,942
--------------------------------------------------------------------------------------------------------------------
      620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                5.750    06/01/2029          622,269
--------------------------------------------------------------------------------------------------------------------
      520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                6.000    06/01/2030          532,282
--------------------------------------------------------------------------------------------------------------------
       50,000   MD EDC Student Hsg. (Morgan State University)                   6.000    07/01/2034           49,248
--------------------------------------------------------------------------------------------------------------------
      500,000   MD EDC Student Hsg. (Towson University)                         5.000    07/01/2039          444,755
--------------------------------------------------------------------------------------------------------------------
    2,000,000   MD EDC Student Hsg. (University of Maryland)                    5.625    10/01/2023        1,856,280
--------------------------------------------------------------------------------------------------------------------
       65,000   MD EDC Student Hsg. (University Village at Sheppard Pratt)      6.000    07/01/2033           63,303
--------------------------------------------------------------------------------------------------------------------
      515,000   MD H&HEFA (Civista Medical Center) 1                            5.000    07/01/2037          505,637
--------------------------------------------------------------------------------------------------------------------
      625,000   MD H&HEFA (Edenwald)                                            5.200    01/01/2024          602,813
--------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald)                                            5.400    01/01/2031          189,288
--------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald)                                            5.400    01/01/2037          186,824
--------------------------------------------------------------------------------------------------------------------
       65,000   MD H&HEFA (Johns Hopkins Hospital)                              5.375    07/01/2020           65,584
--------------------------------------------------------------------------------------------------------------------
       20,000   MD H&HEFA (Medstar Health)                                      5.500    08/15/2033           20,136
--------------------------------------------------------------------------------------------------------------------
      220,000   MD H&HEFA (Montgomery General Hospital)                         5.000    07/01/2023          226,233
--------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)                 5.250    07/01/2035           50,361
--------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Washington Christian Academy)                        5.250    07/01/2018          192,916
--------------------------------------------------------------------------------------------------------------------
      100,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                      5.500    05/01/2020          100,198
--------------------------------------------------------------------------------------------------------------------
      150,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                      6.000    05/01/2035          149,484


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$   1,000,000   Prince Georges County, MD Special District (Victoria Falls) 1   5.250%   07/01/2035   $      874,850
--------------------------------------------------------------------------------------------------------------------
      750,000   Salisbury, MD Special Obligation
                (Villages at Aydelotte Farm)                                    5.250    01/01/2037          632,250
                                                                                                      --------------
                                                                                                          12,035,357
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.8%
       65,000   Boston, MA Industrial Devel. Financing Authority
                (Boston Alzheimer's Center)                                     5.900    02/01/2022           65,748
--------------------------------------------------------------------------------------------------------------------
    6,210,000   MA Devel. Finance Agency (Boston Architectural College) 1       5.000    01/01/2037        5,434,806
--------------------------------------------------------------------------------------------------------------------
      100,000   MA Devel. Finance Agency (Boston Biomedical Research)           5.750    02/01/2029          100,204
--------------------------------------------------------------------------------------------------------------------
    1,850,000   MA Devel. Finance Agency (Curry College)                        5.000    03/01/2035        1,652,439
--------------------------------------------------------------------------------------------------------------------
    3,370,000   MA Devel. Finance Agency (Curry College)                        5.000    03/01/2036        3,039,201
--------------------------------------------------------------------------------------------------------------------
      800,000   MA Devel. Finance Agency (Eastern Nazarene College)             5.625    04/01/2019          804,992
--------------------------------------------------------------------------------------------------------------------
    2,000,000   MA Devel. Finance Agency (Eastern Nazarene College)             5.625    04/01/2029        1,936,180
--------------------------------------------------------------------------------------------------------------------
      260,000   MA Devel. Finance Agency (Evergreen Center)                     5.500    01/01/2035          237,728
--------------------------------------------------------------------------------------------------------------------
      610,000   MA Devel. Finance Agency
                (Loomis House/Loomis Communities Obligated Group)               5.750    07/01/2023          620,065
--------------------------------------------------------------------------------------------------------------------
       50,000   MA Devel. Finance Agency
                (Northern Berkshire Community Services)                         6.250    08/15/2029           50,487
--------------------------------------------------------------------------------------------------------------------
      350,000   MA Devel. Finance Agency (Orchard Cove)                         5.250    10/01/2037          316,474
--------------------------------------------------------------------------------------------------------------------
    3,325,000   MA Devel. Finance Agency
                (Pacific Rim Charter Public School)                             5.125    06/01/2031        2,885,069
--------------------------------------------------------------------------------------------------------------------
       25,000   MA H&EFA (Beverly Hospital Corp.)                               5.250    07/01/2023           25,032
--------------------------------------------------------------------------------------------------------------------
    3,600,000   MA H&EFA (Capital Asset Program) 7                              5.890 6  07/01/2030        3,594,600
--------------------------------------------------------------------------------------------------------------------
   14,040,000   MA H&EFA (Emerson Hospital)                                     5.000    08/15/2025       14,180,260
--------------------------------------------------------------------------------------------------------------------
    1,400,000   MA H&EFA (Nichols College)                                      6.125    10/01/2029        1,430,198
--------------------------------------------------------------------------------------------------------------------
      200,000   MA H&EFA (Schepens Eye Research Institute)                      6.500    07/01/2028          199,650
--------------------------------------------------------------------------------------------------------------------
      125,000   MA H&EFA (South Shore Hospital)                                 5.500    07/01/2013          125,284
--------------------------------------------------------------------------------------------------------------------
       60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)                        5.300    11/15/2028           55,681
--------------------------------------------------------------------------------------------------------------------
      270,000   MA Industrial Finance Agency (Avon Associates)                  5.375    04/01/2020          271,939
--------------------------------------------------------------------------------------------------------------------
      750,000   MA Industrial Finance Agency (Concord Academy)                  5.500    09/01/2027          764,468
--------------------------------------------------------------------------------------------------------------------
      690,000   MA Industrial Finance Agency (St. John's High School)           5.350    06/01/2028          693,395
--------------------------------------------------------------------------------------------------------------------
       20,000   MA Turnpike Authority, Series A                                 5.000    01/01/2039           19,983
--------------------------------------------------------------------------------------------------------------------
      440,000   MA Turnpike Authority, Series A                                 5.125    01/01/2017          445,245
--------------------------------------------------------------------------------------------------------------------
      100,000   MA Turnpike Authority, Series B                                 5.125    01/01/2023          101,117
--------------------------------------------------------------------------------------------------------------------
      240,000   Quincy, MA (Quincy Hospital)                                    5.250    01/15/2016          240,514
                                                                                                      --------------
                                                                                                          39,290,759
--------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.4%
       50,000   Byron Center, MI Public Schools                                 5.000    05/01/2024           50,198
--------------------------------------------------------------------------------------------------------------------
       30,000   Clare County, MI Sewer Disposal System                          5.850    11/01/2021           31,027
--------------------------------------------------------------------------------------------------------------------
       10,000   Detroit, MI Local Devel. Finance Authority                      5.500    05/01/2021            9,182


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      45,000   Detroit, MI Water Supply System, Series A                       5.000%   07/01/2027   $       45,211
--------------------------------------------------------------------------------------------------------------------
       25,000   Detroit, MI Wayne County Stadium Authority                      5.250    02/01/2027           25,280
--------------------------------------------------------------------------------------------------------------------
       45,000   Detroit, MI Wayne County Stadium Authority                      5.500    02/01/2017           45,555
--------------------------------------------------------------------------------------------------------------------
    1,190,000   Dickinson County, MI Healthcare System 1                        5.500    11/01/2013        1,222,856
--------------------------------------------------------------------------------------------------------------------
      200,000   Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                         5.375    07/01/2018          194,280
--------------------------------------------------------------------------------------------------------------------
      130,000   Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                         5.375    07/01/2028          116,628
--------------------------------------------------------------------------------------------------------------------
       25,000   Hamilton, MI Community School District                          5.000    05/01/2024           25,090
--------------------------------------------------------------------------------------------------------------------
       50,000   Howell, MI Public Schools                                       5.000    05/01/2025           52,173
--------------------------------------------------------------------------------------------------------------------
        5,000   Kalamazoo, MI Hospital Finance Authority
                (Bronson Methodist Hospital)                                    5.250    05/15/2018            5,076
--------------------------------------------------------------------------------------------------------------------
      395,000   Meridian, MI EDC (Burcham Hills)                                5.250    07/01/2026          352,719
--------------------------------------------------------------------------------------------------------------------
      415,000   MI Hospital Finance Authority
                (Chelsea Community Hospital)                                    5.000    05/15/2025          405,347
--------------------------------------------------------------------------------------------------------------------
    2,175,000   MI Hospital Finance Authority (Detroit Medical Group) 1         5.250    08/15/2027        2,220,044
--------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority
                (MidMichigan Obligated Group)                                   5.375    06/01/2027           20,428
--------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                       5.000    08/15/2018           10,192
--------------------------------------------------------------------------------------------------------------------
       75,000   MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                       5.000    08/15/2031           75,576
--------------------------------------------------------------------------------------------------------------------
       25,000   MI Hospital Finance Authority
                (Pontiac Osteopathic Hospital)                                  6.000    02/01/2014           25,030
--------------------------------------------------------------------------------------------------------------------
      265,000   MI Hospital Finance Authority
                (Port Huron Hospital/Marwood Manor Nursing Home)                5.500    07/01/2015          265,607
--------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority
                (Sisters of Mercy Health System)                                5.250    08/15/2021           10,015
--------------------------------------------------------------------------------------------------------------------
       15,000   MI Hsg. Devel. Authority (Walled Lake Villa)                    6.000    04/15/2018           15,406
--------------------------------------------------------------------------------------------------------------------
    3,625,000   MI Job Devel. Authority Pollution Control
                (General Motors Corp.) 1                                        5.550    04/01/2009        3,596,725
--------------------------------------------------------------------------------------------------------------------
      340,000   MI John Tolfree Health System Corp.                             6.000    09/15/2023          343,703
--------------------------------------------------------------------------------------------------------------------
      385,000   MI Municipal Bond Authority                                     5.500    11/01/2027          385,316
--------------------------------------------------------------------------------------------------------------------
      150,000   MI Public Educational Facilities Authority
                (Black River School)                                            5.800    09/01/2030          145,856
--------------------------------------------------------------------------------------------------------------------
    1,155,000   MI Public Educational Facilities Authority
                (Old Redford Academy)                                           6.000    12/01/2035        1,154,111
--------------------------------------------------------------------------------------------------------------------
    7,300,000   MI Strategic Fund Limited Obligation
                (Wolverine Human Services)                                      5.850    08/31/2027        7,016,103
--------------------------------------------------------------------------------------------------------------------
    9,815,000   MI Strategic Fund Pollution Control
                (General Motors Corp.) 7                                        7.000 6  04/01/2008        9,815,000
--------------------------------------------------------------------------------------------------------------------
       50,000   MI Trunk Line Dept. of Treasury                                 5.000    11/01/2026           50,908


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     250,000   Monroe County, MI Hospital Finance Authority
                (Mercy Memorial Hospital Corp.)                                 5.500%   06/01/2035   $      227,375
--------------------------------------------------------------------------------------------------------------------
      120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A          6.600    06/01/2022          127,051
--------------------------------------------------------------------------------------------------------------------
       80,000   Northern MI University                                          5.000    12/01/2025           81,151
--------------------------------------------------------------------------------------------------------------------
       15,000   Oakland County, MI Sewer Disposal (White Lake Township)         6.000    05/01/2013           15,412
--------------------------------------------------------------------------------------------------------------------
      450,000   Plymouth, MI Educational Center Charter School
                (Public School Academy)                                         5.375    11/01/2030          417,663
--------------------------------------------------------------------------------------------------------------------
    1,325,000   Plymouth, MI Educational Center Charter School
                (Public School Academy)                                         5.625    11/01/2035        1,254,682
--------------------------------------------------------------------------------------------------------------------
      405,000   Pontiac, MI Tax Increment Finance Authority                     6.250    06/01/2022          416,300
--------------------------------------------------------------------------------------------------------------------
       40,000   Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                     5.250    11/15/2031           40,552
--------------------------------------------------------------------------------------------------------------------
       10,000   Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                     5.250    11/15/2035           10,110
--------------------------------------------------------------------------------------------------------------------
      100,000   Wayne County, MI Building Authority                             5.250    06/01/2016          100,845
                                                                                                      --------------
                                                                                                          30,421,783
--------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.1%
      300,000   Carver County, MN Hsg. & Redevel. Authority (Lake Grace)        5.300    02/01/2012          300,654
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Chippewa County, MN Gross Revenue
                (Montevideo Hospital)                                           5.500    03/01/2037          909,270
--------------------------------------------------------------------------------------------------------------------
      885,000   Columbia Heights, MN EDA Tax Increment
                (Huset Park Area Redevel.)                                      5.375    02/15/2032          786,783
--------------------------------------------------------------------------------------------------------------------
      600,000   Cottage Grove, MN Senior Hsg.                                   6.000    12/01/2046          579,408
--------------------------------------------------------------------------------------------------------------------
      800,000   Cuyuna Range, MN Hospital District Health Facilities            5.000    06/01/2029          695,704
--------------------------------------------------------------------------------------------------------------------
      125,000   Cuyuna Range, MN Hospital District Health Facilities            5.200    06/01/2025          113,453
--------------------------------------------------------------------------------------------------------------------
      100,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)             5.500    12/01/2029          100,557
--------------------------------------------------------------------------------------------------------------------
      600,000   Minneapolis, MN Tax Increment (Grant Park)                      5.200    02/01/2022          563,238
--------------------------------------------------------------------------------------------------------------------
      750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)               5.750    02/01/2027          719,490
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Mound, MN Hsg. & Redevel. Authority (Metroplaines)              5.000    02/15/2027          984,060
--------------------------------------------------------------------------------------------------------------------
      250,000   Pine City, MN Health Care & Hsg. (North Branch)                 6.000    10/20/2036          241,680
--------------------------------------------------------------------------------------------------------------------
      400,000   Pine City, MN Health Care & Hsg. (North Branch)                 6.125    10/20/2047          385,844
--------------------------------------------------------------------------------------------------------------------
      500,000   Redwood Falls, MN (Redwood Area Hospital)                       5.125    12/01/2036          429,360
--------------------------------------------------------------------------------------------------------------------
    1,615,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)                                           5.000    02/01/2031        1,369,552
--------------------------------------------------------------------------------------------------------------------
      250,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)                                           5.375    08/01/2021          240,488
--------------------------------------------------------------------------------------------------------------------
      300,000   St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                          6.250    03/01/2029          301,860
--------------------------------------------------------------------------------------------------------------------
    7,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)          7.000    03/01/2029        7,246,680
--------------------------------------------------------------------------------------------------------------------
      570,000   St. Paul, MN Port Authority (Great Northern)                    6.000    03/01/2030          556,685
--------------------------------------------------------------------------------------------------------------------
      500,000   St. Paul, MN Port Authority (Healtheast Midway Campus)          6.000    05/01/2030          503,740


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$   7,305,000   Washington County, MN Hsg. & Redevel. Authority
                (Seasons Villas)                                                6.950%   12/01/2023   $    7,359,495
                                                                                                      --------------
                                                                                                          24,388,001
--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
       80,000   Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)                                 5.750    07/01/2031           81,046
--------------------------------------------------------------------------------------------------------------------
       35,000   Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)                                 6.200    07/01/2018           35,098
--------------------------------------------------------------------------------------------------------------------
       60,000   Lowndes County, MS Solid Waste Disposal &
                Pollution Control (Weyerhaeuser Company)                        6.800    04/01/2022           66,940
--------------------------------------------------------------------------------------------------------------------
    6,055,000   MS Business Finance Corp. (System Energy Resources) 1           5.875    04/01/2022        6,085,275
--------------------------------------------------------------------------------------------------------------------
    1,550,000   MS Business Finance Corp. (System Energy Resources) 1           5.900    05/01/2022        1,557,750
--------------------------------------------------------------------------------------------------------------------
    5,145,000   MS Home Corp. (Valley State Student Hsg.)                       5.500    12/01/2035        2,559,998
                                                                                                      --------------
                                                                                                          10,386,107
--------------------------------------------------------------------------------------------------------------------
MISSOURI--3.9%
       95,000   Bates County, MO Hospital
                (Bates County Memorial Hospital)                                5.650    03/01/2021           95,016
--------------------------------------------------------------------------------------------------------------------
       15,000   Bates County, MO Hospital
                (Bates County Memorial Hospital)                                5.750    03/01/2031           14,543
--------------------------------------------------------------------------------------------------------------------
      200,000   Belton, MO Tax Increment (Belton Town Center)                   5.625    03/01/2025          191,526
--------------------------------------------------------------------------------------------------------------------
      310,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2013          311,590
--------------------------------------------------------------------------------------------------------------------
      400,000   Branson Hills, MO Infrastructure Facilities                     5.000    04/01/2014          399,656
--------------------------------------------------------------------------------------------------------------------
      250,000   Branson Hills, MO Infrastructure Facilities                     5.500    04/01/2027          232,228
--------------------------------------------------------------------------------------------------------------------
      900,000   Branson, MO IDA (Branson Hills Redevel.) 1                      5.750    05/01/2026          869,832
--------------------------------------------------------------------------------------------------------------------
      365,000   Branson, MO IDA (Branson Hills Redevel.)                        7.050    05/01/2027          385,988
--------------------------------------------------------------------------------------------------------------------
    2,305,000   Branson, MO IDA (Branson Landing) 1                             5.250    06/01/2021        2,191,294
--------------------------------------------------------------------------------------------------------------------
    8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)                       5.950    11/01/2029        7,785,280
--------------------------------------------------------------------------------------------------------------------
      675,000   Broadway-Fairview, MO Transportation Devel. District
                (Columbia)                                                      5.875    12/01/2031          602,127
--------------------------------------------------------------------------------------------------------------------
      400,000   Chillicothe, MO Tax Increment (South U.S. 65)                   5.500    04/01/2021          393,172
--------------------------------------------------------------------------------------------------------------------
      400,000   Chillicothe, MO Tax Increment (South U.S. 65)                   5.625    04/01/2027          381,920
--------------------------------------------------------------------------------------------------------------------
      250,000   Cottleville, MO COP 7                                           5.100    08/01/2023          247,755
--------------------------------------------------------------------------------------------------------------------
      300,000   Cottleville, MO COP 7                                           5.125    08/01/2026          289,914
--------------------------------------------------------------------------------------------------------------------
      990,000   Hawk Ridge, MO Transportation Devel. District 1                 4.650    02/01/2017          934,580
--------------------------------------------------------------------------------------------------------------------
    3,840,000   Hawk Ridge, MO Transportation Devel. District 1                 5.000    02/01/2030        3,301,018
--------------------------------------------------------------------------------------------------------------------
   13,500,000   Hazelwood, MO Transportation Devel. District
                (370/Missouri Bottom Road/Tausig Road)                          7.200    05/01/2033       14,136,525
--------------------------------------------------------------------------------------------------------------------
    4,665,000   Johnson County, MO Hospital
                (Western Missouri Medical Center)                               5.000    06/01/2025        4,721,773
--------------------------------------------------------------------------------------------------------------------
       20,000   Kansas City, MO Airport                                         5.500    09/01/2014           20,347
--------------------------------------------------------------------------------------------------------------------
    1,385,000   Kansas City, MO Tax Increment (Briarcliff West)                 5.150    06/01/2016        1,368,394


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   1,250,000   Kansas City, MO Tax Increment (Briarcliff West)                 5.400%   06/01/2024   $    1,175,588
--------------------------------------------------------------------------------------------------------------------
    4,165,000   Kansas City, MO Tax Increment (Southtown)                       6.000    03/01/2017        4,331,725
--------------------------------------------------------------------------------------------------------------------
      580,000   Lees Summit, MO IDA (Kensington Farms)                          5.500    03/01/2021          572,791
--------------------------------------------------------------------------------------------------------------------
      250,000   Lees Summit, MO IDA (Kensington Farms)                          5.750    03/01/2029          241,838
--------------------------------------------------------------------------------------------------------------------
    1,025,000   Liberty, MO Tax Increment (Liberty Triangle)                    5.875    10/01/2029        1,032,421
--------------------------------------------------------------------------------------------------------------------
    2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)                    5.750    11/01/2026        2,063,166
--------------------------------------------------------------------------------------------------------------------
       25,000   MO Devel. Finance Board
                (Quality Hill Historic Rehabilitation)                          5.600    09/15/2028           25,149
--------------------------------------------------------------------------------------------------------------------
       15,000   MO Environmental Improvement & Energy
                Resources Authority                                             5.550    07/01/2010           15,113
--------------------------------------------------------------------------------------------------------------------
      355,000   MO Grindstone Plaza Transportation Devel. District              5.500    10/01/2031          322,092
--------------------------------------------------------------------------------------------------------------------
      255,000   MO H&EFA (FHS)                                                  5.500    02/15/2024          255,895
--------------------------------------------------------------------------------------------------------------------
       15,000   MO H&EFA (FHS/FNH Obligated Group)                              5.375    02/15/2014           15,034
--------------------------------------------------------------------------------------------------------------------
       10,000   MO H&EFA (Fontbonne College)                                    5.200    10/01/2020           10,001
--------------------------------------------------------------------------------------------------------------------
      200,000   MO H&EFA (St. Lukes/Shawnee Mission Health System)              5.375    11/15/2026          202,260
--------------------------------------------------------------------------------------------------------------------
       30,000   MO H&EFA (William Woods University)                             5.150    09/01/2024           29,251
--------------------------------------------------------------------------------------------------------------------
      750,000   MO Hanley Road and North of Folk Ave.
                Transportation District 1                                       5.400    10/01/2031          675,540
--------------------------------------------------------------------------------------------------------------------
   10,280,678   MO Hanley/Eager Road Transportation Devel. District,
                Series A                                                        7.750 4  12/01/2023        3,090,577
--------------------------------------------------------------------------------------------------------------------
       50,000   MO HDC (Single Family Mtg.)                                     5.550    03/01/2029           51,352
--------------------------------------------------------------------------------------------------------------------
      249,000   Northwoods, MO Transportation Devel. District                   5.850    02/01/2031          210,629
--------------------------------------------------------------------------------------------------------------------
    1,675,000   Osage Beach, MO Tax Increment (Prewitts Point) 1                4.800    05/01/2016        1,610,496
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Osage Beach, MO Tax Increment (Prewitts Point) 1                5.000    05/01/2023        1,363,215
--------------------------------------------------------------------------------------------------------------------
      350,000   Ozark Centre, MO Transportation Devel. District                 5.375    09/01/2032          327,369
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Raymore, MO Tax Increment                                       5.375    03/01/2020        1,436,925
--------------------------------------------------------------------------------------------------------------------
    2,750,000   Raymore, MO Tax Increment                                       5.625    03/01/2028        2,539,955
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Richmond Heights, MO Tax Increment &
                Transportation Sales Tax                                        5.625    11/01/2025        2,391,625
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Riverside, MO IDA (Riverside Horizons)                          5.000    05/01/2027        1,189,350
--------------------------------------------------------------------------------------------------------------------
      100,000   Southeast Missouri State University                             5.000    04/01/2028          100,090
--------------------------------------------------------------------------------------------------------------------
    9,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)             7.000    08/15/2032        8,558,910
--------------------------------------------------------------------------------------------------------------------
      260,000   St. Joseph, MO IDA (Shoppes at North Village)                   5.375    11/01/2024          243,604
--------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Joseph, MO IDA, Series B                                    5.375    11/01/2023          946,040
--------------------------------------------------------------------------------------------------------------------
    1,005,000   St. Joseph, MO IDA, Series B                                    5.500    11/01/2027          932,409
--------------------------------------------------------------------------------------------------------------------
      150,000   St. Louis County, MO IDA (Multifamily Hsg.)                     5.950    03/20/2031          151,638
--------------------------------------------------------------------------------------------------------------------
       35,000   St. Louis County, MO IDA (Waterford)                            5.400    12/01/2028           35,491
--------------------------------------------------------------------------------------------------------------------
    1,255,000   St. Louis, MO IDA (Southtown Redevel.)                          5.125    05/01/2026        1,177,742
--------------------------------------------------------------------------------------------------------------------
      481,000   St. Louis, MO Tax Increment
                (1505 Missouri Avenue Redevel.) 1                               6.000    08/04/2025          462,775
--------------------------------------------------------------------------------------------------------------------
      854,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)          6.000    08/21/2026          826,612


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   1,910,000   St. Louis, MO Tax Increment (1619 Washington)                   5.500%   03/09/2027   $    1,744,441
--------------------------------------------------------------------------------------------------------------------
      700,000   St. Louis, MO Tax Increment (Pet Building Redevel.)             5.500    05/29/2028          620,907
--------------------------------------------------------------------------------------------------------------------
      545,000   St. Louis, MO Tax Increment (Printers Lofts)                    6.000    08/21/2026          527,522
--------------------------------------------------------------------------------------------------------------------
      840,000   St. Louis, MO Tax Increment
                (Washington East Condominiums)                                  5.500    01/20/2028          762,896
--------------------------------------------------------------------------------------------------------------------
      500,000   St. Louis, MO Tax Increment
                (Washington East Condominiums)                                  5.500    01/20/2028          454,105
--------------------------------------------------------------------------------------------------------------------
      375,000   St. Louis, MO Tax Increment Financing, Series A                 5.500    09/02/2028          340,039
--------------------------------------------------------------------------------------------------------------------
      620,000   Stone Canyon, MO Improvement District (Infrastructure)          5.700    04/01/2022          602,646
--------------------------------------------------------------------------------------------------------------------
      320,000   Stone Canyon, MO Improvement District (Infrastructure)          5.750    04/01/2027          301,728
--------------------------------------------------------------------------------------------------------------------
       35,000   University of Missouri (System Facilities)                      5.000    11/01/2018           35,055
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University Place, MO Transportation Devel. District 1           5.000    03/01/2026          882,950
--------------------------------------------------------------------------------------------------------------------
    2,500,000   University Place, MO Transportation Devel. District 1           5.000    03/01/2032        2,106,600
                                                                                                      --------------
                                                                                                          85,868,035
--------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
    1,450,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                (Rocky Mountain Power)                                          0.000 5  09/01/2031          994,265
--------------------------------------------------------------------------------------------------------------------
       15,000   MT Board of Hsg., Series A                                      5.200    08/01/2029           14,694
--------------------------------------------------------------------------------------------------------------------
      375,000   MT Facilities Finance Authority (St. John's Lutheran)           6.000    05/15/2025          372,570
                                                                                                      --------------
                                                                                                           1,381,529
--------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.4%
   32,600,000   Central Plains, NE Gas Energy 2                                 4.083 6  12/01/2026       27,259,468
--------------------------------------------------------------------------------------------------------------------
       40,000   Douglas County, NE Hospital Authority
                (Immanuel Medical Center)                                       5.250    09/01/2021           40,849
--------------------------------------------------------------------------------------------------------------------
      450,000   Douglas County, NE Hsg. Authority (Orchard Gardens)             5.150    10/01/2032          415,998
--------------------------------------------------------------------------------------------------------------------
       25,000   Grand Island, NE Electric                                       5.000    08/15/2009           25,056
--------------------------------------------------------------------------------------------------------------------
    3,465,000   NE Educational Facilities Authority
                (Midland Lutheran College)                                      5.600    09/15/2029        3,300,898
--------------------------------------------------------------------------------------------------------------------
       40,000   Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                                  5.250    11/15/2028           40,301
--------------------------------------------------------------------------------------------------------------------
       35,000   Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                                  6.375    12/15/2008           35,096
                                                                                                      --------------
                                                                                                          31,117,666
--------------------------------------------------------------------------------------------------------------------
NEVADA--1.0%
       30,000   Clark County, NV GO                                             5.000    06/01/2015           30,222
--------------------------------------------------------------------------------------------------------------------
      325,000   Clark County, NV Improvement District                           5.000    02/01/2026          282,259
--------------------------------------------------------------------------------------------------------------------
      260,000   Clark County, NV Improvement District                           5.050    02/01/2031          217,625
--------------------------------------------------------------------------------------------------------------------
    1,170,000   Las Vegas, NV Local Improvement Bonds                           6.250    06/01/2024        1,131,004
--------------------------------------------------------------------------------------------------------------------
    6,200,000   Las Vegas, NV Paiute Tribe, Series A                            6.625    11/01/2017        6,570,512


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$   1,615,000   Las Vegas, NV Special Improvement District
                (Sumerlin Village)                                              5.875%   06/01/2021   $    1,591,405
--------------------------------------------------------------------------------------------------------------------
    9,270,000   Las Vegas, NV Special Improvement District
                (Sumerlin Village)                                              6.125    06/01/2031        8,881,216
--------------------------------------------------------------------------------------------------------------------
       95,000   Mesquite, NV Special Improvement District (Canyon Creek)        5.200    08/01/2016           93,230
--------------------------------------------------------------------------------------------------------------------
      140,000   Mesquite, NV Special Improvement District (Canyon Creek)        5.250    08/01/2017          136,377
--------------------------------------------------------------------------------------------------------------------
      290,000   Mesquite, NV Special Improvement District (Canyon Creek)        5.300    08/01/2018          280,819
--------------------------------------------------------------------------------------------------------------------
      650,000   Mesquite, NV Special Improvement District No. 07-01
                (Anthem at Mesquite)                                            5.850    08/01/2018          656,838
--------------------------------------------------------------------------------------------------------------------
    1,055,000   Mesquite, NV Special Improvement District No. 07-01
                (Anthem at Mesquite)                                            6.000    08/01/2023        1,049,219
--------------------------------------------------------------------------------------------------------------------
      565,000   Mesquite, NV Special Improvement District No. 07-01
                (Anthem at Mesquite)                                            6.000    08/01/2027          548,898
--------------------------------------------------------------------------------------------------------------------
      795,000   Mesquite, NV Special Improvement District No. 07-01
                (Anthem at Mesquite)                                            6.150    08/01/2037          766,650
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NV Director of the State Dept. of Business & Industry
                (Las Ventanas Retirement) 1                                     7.000    11/15/2034          810,290
--------------------------------------------------------------------------------------------------------------------
       25,000   NV GO                                                           5.000    05/15/2022           25,106
                                                                                                      --------------
                                                                                                          23,071,670
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.5%
      305,000   Manchester, NH Hsg. & Redevel. Authority, Series B              5.650 4  01/01/2029           79,379
--------------------------------------------------------------------------------------------------------------------
    3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B              5.700 4  01/01/2030          782,492
--------------------------------------------------------------------------------------------------------------------
      495,000   Manchester, NH Hsg. & Redevel. Authority, Series B              6.000 4  01/01/2023          198,807
--------------------------------------------------------------------------------------------------------------------
      125,000   NH Business Finance Authority (Proctor Academy)                 5.400    06/01/2017          126,663
--------------------------------------------------------------------------------------------------------------------
      120,000   NH H&EFA (Catholic Medical Center)                              6.125    07/01/2032          124,631
--------------------------------------------------------------------------------------------------------------------
    4,010,000   NH H&EFA (Franklin Pierce College) 1                            6.050    10/01/2034        3,900,567
--------------------------------------------------------------------------------------------------------------------
    1,980,000   NH H&EFA (Portsmouth Christian Academy)                         5.750    07/01/2023        1,984,000
--------------------------------------------------------------------------------------------------------------------
    6,115,000   NH H&EFA (Portsmouth Christian Academy) 1                       5.850    07/01/2033        5,953,075
--------------------------------------------------------------------------------------------------------------------
    4,555,000   NH H&EFA (Southern New Hampshire University)                    5.000    01/01/2030        4,005,895
--------------------------------------------------------------------------------------------------------------------
   16,410,000   NH H&EFA (Southern New Hampshire University)                    5.000    01/01/2036       13,993,135
--------------------------------------------------------------------------------------------------------------------
       40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)              5.500    07/01/2034           40,766
--------------------------------------------------------------------------------------------------------------------
       25,000   NH HE&HFA (Dartmouth College)                                   5.450    06/01/2025           25,040
--------------------------------------------------------------------------------------------------------------------
      985,000   NH HE&HFA (Franklin Pierce College)                             5.300    10/01/2028          875,586
--------------------------------------------------------------------------------------------------------------------
      265,000   NH HE&HFA (Franklin Pierce Law Center)                          5.500    07/01/2028          255,084
--------------------------------------------------------------------------------------------------------------------
       10,000   NH HE&HFA (St. Anselm College)                                  5.150    07/01/2029           10,275
                                                                                                      --------------
                                                                                                          32,355,395
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.6%
    2,000,000   NJ EDA (Cigarette Tax)                                          5.750    06/15/2029        1,993,260
--------------------------------------------------------------------------------------------------------------------
   66,000,000   NJ Tobacco Settlement Financing Corp. 2                         5.000    06/01/2026       58,437,390
--------------------------------------------------------------------------------------------------------------------
   21,075,000   NJ Tobacco Settlement Financing Corp.                           4.750    06/01/2034       17,792,147


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   1,700,000   NJ Tobacco Settlement Financing Corp.                           5.000%   06/01/2029   $    1,505,197
                                                                                                      --------------
                                                                                                          79,727,994
--------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.7%
       10,000   Albuquerque, NM Airport                                         5.000    07/01/2019           10,072
--------------------------------------------------------------------------------------------------------------------
       35,000   Albuquerque, NM Gross Receipts                                  5.000    07/01/2021           35,529
--------------------------------------------------------------------------------------------------------------------
    1,495,000   Cabezon, NM Public Improvement District                         6.300    09/01/2034        1,512,581
--------------------------------------------------------------------------------------------------------------------
    7,085,000   Eldorado, NM Area Water and Sanitation District                 6.000    02/01/2023        6,978,442
--------------------------------------------------------------------------------------------------------------------
       20,000   Farmington, NM Hospital
                (San Juan Medical Center/Interface, Inc. Obligated Group)       5.000    06/01/2016           20,035
--------------------------------------------------------------------------------------------------------------------
      150,000   Farmington, NM Pollution Control                                5.800    04/01/2022          150,377
--------------------------------------------------------------------------------------------------------------------
      210,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                          5.800    04/01/2022          210,527
--------------------------------------------------------------------------------------------------------------------
      250,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                          5.800    04/01/2022          250,628
--------------------------------------------------------------------------------------------------------------------
    2,125,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                          6.300    12/01/2016        2,149,438
--------------------------------------------------------------------------------------------------------------------
       30,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                          6.375    04/01/2022           30,650
--------------------------------------------------------------------------------------------------------------------
       25,000   Hobbs, NM Health Facilities
                (Evangelical Lutheran Good Samaritan Society)                   5.500    05/01/2026           25,074
--------------------------------------------------------------------------------------------------------------------
      500,000   Mariposa East, NM Public Improvement District                   6.000    09/01/2032          490,835
--------------------------------------------------------------------------------------------------------------------
      300,000   Montecito Estates, NM Public Improvement District               7.000    10/01/2037          299,439
--------------------------------------------------------------------------------------------------------------------
    3,365,000   NM Educational Assistance Foundation                            5.900    09/01/2031        3,474,194
--------------------------------------------------------------------------------------------------------------------
       25,000   NM Finance Authority
                (Workers Compensation Administration Building)                  5.600    09/01/2014           25,061
--------------------------------------------------------------------------------------------------------------------
       20,000   NM Mtg. Finance Authority (Single Family Mtg.)                  5.150    09/01/2028           21,103
--------------------------------------------------------------------------------------------------------------------
       25,000   Santa Fe County, NM (El Castillo Retirement Residences)         5.750 6  05/15/2028           25,035
--------------------------------------------------------------------------------------------------------------------
        5,000   Santa Fe, NM Educational Facilities (St. John's College)        5.500    03/01/2024            5,002
--------------------------------------------------------------------------------------------------------------------
      100,000   Santa Fe, NM Educational Facilities (St. John's College)        5.500    03/01/2024          100,098
                                                                                                      --------------
                                                                                                          15,814,120
--------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
       50,000   NYC GO RIBS 10                                                  7.633    08/27/2015           50,248
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.2%
      900,000   Albermarle, NC Hospital Authority                               5.250    10/01/2038          842,166
--------------------------------------------------------------------------------------------------------------------
      165,000   NC Eastern Municipal Power Agency, Series B                     5.500    01/01/2017          165,376
--------------------------------------------------------------------------------------------------------------------
      730,000   NC Eastern Municipal Power Agency, Series B                     5.500    01/01/2021          730,577
--------------------------------------------------------------------------------------------------------------------
      500,000   NC Eastern Municipal Power Agency, Series B                     5.500    01/01/2021          500,995
--------------------------------------------------------------------------------------------------------------------
       20,000   NC Eastern Municipal Power Agency, Series B                     6.250    01/01/2023           20,045
--------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission
                (ARC/HDS Alamance Hsg. Corp.)                                   5.800    10/01/2034           20,288


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$       30,000  NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                                   5.500%   02/15/2015   $       30,039
--------------------------------------------------------------------------------------------------------------------
       125,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)               5.500    10/01/2031          122,160
--------------------------------------------------------------------------------------------------------------------
       130,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)               5.600    10/01/2036          127,893
--------------------------------------------------------------------------------------------------------------------
       200,000  NC Medical Care Commission (United Methodist)                   5.500    10/01/2032          188,664
--------------------------------------------------------------------------------------------------------------------
       625,000  NC Medical Care Commission Retirement Facilities
                (Village at Brookwood)                                          5.250    01/01/2032          532,206
                                                                                                      --------------
                                                                                                           3,280,409
--------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
        10,000  Grand Forks, ND Sewer                                           5.850    12/01/2015           10,021
--------------------------------------------------------------------------------------------------------------------
        35,000  Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                           5.850    06/01/2023           35,209
--------------------------------------------------------------------------------------------------------------------
        25,000  Parshall, ND Water                                              5.500    09/01/2024           25,015
--------------------------------------------------------------------------------------------------------------------
        20,000  Ward County, ND Health Care Facilities
                (Trinity Medical Center)                                        6.000    07/01/2010           20,437
--------------------------------------------------------------------------------------------------------------------
        40,000  Williston, ND Water Utility                                     5.100    05/01/2013           40,060
                                                                                                      --------------
                                                                                                             130,742
--------------------------------------------------------------------------------------------------------------------
OHIO--7.7%
       500,000  Blue Ash, OH Tax Increment Financing (Duke Realty)              5.000    12/01/2030          480,555
--------------------------------------------------------------------------------------------------------------------
       650,000  Blue Ash, OH Tax Increment Financing (Duke Realty)              5.000    12/01/2035          614,965
--------------------------------------------------------------------------------------------------------------------
    26,000,000  Buckeye, OH Tobacco Settlement Financing Authority
                (TASC) 2                                                        5.125    06/01/2024       25,160,070
--------------------------------------------------------------------------------------------------------------------
       395,000  Buckeye, OH Tobacco Settlement Financing Authority
                (TASC)                                                          5.125    06/01/2024          382,238
--------------------------------------------------------------------------------------------------------------------
    21,105,000  Buckeye, OH Tobacco Settlement Financing Authority
                (TASC)                                                          6.500    06/01/2047       21,689,186
--------------------------------------------------------------------------------------------------------------------
 1,238,100,000  Buckeye, OH Tobacco Settlement Financing Authority
                (TASC)                                                          7.251 4  06/01/2047       76,044,102
--------------------------------------------------------------------------------------------------------------------
   743,000,000  Buckeye, OH Tobacco Settlement Financing Authority
                (TASC)                                                          7.501 4  06/01/2052       28,776,390
--------------------------------------------------------------------------------------------------------------------
     2,165,000  Centerville, OH Health Care (Bethany Lutheran Village)          6.000    11/01/2038        2,065,670
--------------------------------------------------------------------------------------------------------------------
        35,000  Clermont County, OH Hospital Facilities
                (Mercy Health System)                                           5.625    09/01/2021           35,759
--------------------------------------------------------------------------------------------------------------------
        40,000  Cleveland, OH Airport System                                    5.000    01/01/2031           40,349
--------------------------------------------------------------------------------------------------------------------
       225,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                (Ambleside Apartments)                                          7.000    06/01/2018          228,782
--------------------------------------------------------------------------------------------------------------------
       305,000  Cleveland-Cuyahoga County, OH Port Authority
                (Myers University)                                              5.600    05/15/2025          309,179
--------------------------------------------------------------------------------------------------------------------
       850,000  Cleveland-Cuyahoga County, OH Port Authority
                (Perrysburg)                                                    4.800    11/15/2035          753,032


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      15,000   Cuyahoga County, OH Hospital (Metro Health System)              5.500%   02/15/2027   $       15,171
--------------------------------------------------------------------------------------------------------------------
      695,000   Glenwillow Village, OH GO                                       5.875    12/01/2024          747,883
--------------------------------------------------------------------------------------------------------------------
       25,000   Greene County, OH Economic Devel. (YMCA)                        6.000    12/01/2023           23,835
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Greene County, OH University Hsg.
                (Central State University)                                      5.625    09/01/2032        1,384,710
--------------------------------------------------------------------------------------------------------------------
    1,880,000   Grove City, OH Tax Increment Financing                          5.125    12/01/2016        1,823,374
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Grove City, OH Tax Increment Financing                          5.375    12/01/2031        2,165,350
--------------------------------------------------------------------------------------------------------------------
    1,180,000   Jeffrey Place, OH New Community Authority
                (Jeffrey Place Redevel.)                                        5.000    12/01/2022        1,105,247
--------------------------------------------------------------------------------------------------------------------
       15,000   Lorain County, OH Hospital (Catholic Healthcare Partners)       5.500    09/01/2027           15,321
--------------------------------------------------------------------------------------------------------------------
       75,000   Lucas County, OH Health Care Facilities
                (Sunset Retirement Communities)                                 6.625    08/15/2030           77,996
--------------------------------------------------------------------------------------------------------------------
       10,000   Muskingum County, OH Hospital Facilities
                (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                Obligated Group)                                                5.400    12/01/2016           10,112
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port of Greater Cincinnati, OH Devel. Authority
                (AHS/AOLM Obligated Group)                                      5.000    10/01/2025        1,009,390
--------------------------------------------------------------------------------------------------------------------
      500,000   Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                 6.300    02/15/2024          515,705
--------------------------------------------------------------------------------------------------------------------
    1,260,000   Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                 6.400    02/15/2034        1,284,091
--------------------------------------------------------------------------------------------------------------------
       10,000   Reynoldsburg, OH Health Care Facilities (Wesley Ridge)          5.950    10/20/2017           10,316
--------------------------------------------------------------------------------------------------------------------
      655,000   Summit County, OH Port Authority (Twinsburg Township)           5.125    05/15/2025          627,058
--------------------------------------------------------------------------------------------------------------------
      110,000   Sylvania, OH Area Joint Recreational District                   6.000    12/01/2020          110,281
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Toledo-Lucas County, OH Port Authority (Preston)                4.800    11/15/2035          885,920
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Toledo-Lucas County, OH Port Authority
                (Town Square at Levis Commons)                                  5.400    11/01/2036        1,955,560
                                                                                                      --------------
                                                                                                         170,347,597
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.9%
    4,000,000   Chickasaw Nation, OK Health System                              6.250    12/01/2032        4,123,400
--------------------------------------------------------------------------------------------------------------------
       15,000   Grady County, OK Industrial Authority
                (Correctional Facilities)                                       6.000    11/01/2029           15,387
--------------------------------------------------------------------------------------------------------------------
      500,000   Grady County, OK Industrial Authority
                (Correctional Facilities)                                       7.800    11/01/2014          343,440
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Langston, OK EDA (Langston University)                          5.000    05/01/2030        3,474,320
--------------------------------------------------------------------------------------------------------------------
    6,500,000   Langston, OK EDA (Langston University)                          5.000    05/01/2035        5,490,875
--------------------------------------------------------------------------------------------------------------------
    1,870,000   Langston, OK EDA (Langston University)                          5.250    05/01/2026        1,753,967
--------------------------------------------------------------------------------------------------------------------
    2,575,000   OK Devel. Finance Authority Student Hsg.
                (Seminole State College)                                        5.125    09/01/2036        2,348,683
--------------------------------------------------------------------------------------------------------------------
      185,000   OK HFA (Single Family Homeownership Loan Program)               5.403 4  03/01/2029           59,494
--------------------------------------------------------------------------------------------------------------------
       20,000   Texas County, OK Devel Authority Student Hsg.
                (OPSU-Goodwell)                                                 5.450    11/01/2034           17,943


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$  39,085,000   Tulsa, OK Municipal Airport Trust (American Airlines)           6.250%   06/01/2020   $   37,922,612
--------------------------------------------------------------------------------------------------------------------
    9,070,000   Tulsa, OK Municipal Airport Trust (American Airlines)           7.350    12/01/2011        9,075,533
                                                                                                      --------------
                                                                                                          64,625,654
--------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
       10,000   Clackamas County, OR Hospital Facility Authority
                (Legacy Health System)                                          5.500    02/15/2014           10,511
--------------------------------------------------------------------------------------------------------------------
       25,000   Clackamas County, OR Hospital Facility Authority
                (Williamette Falls Hospital)                                    6.000    04/01/2019           25,535
--------------------------------------------------------------------------------------------------------------------
       55,000   OR GO                                                           5.200    08/01/2020           55,644
--------------------------------------------------------------------------------------------------------------------
       10,000   OR GO (Elderly & Disabled Hsg.)                                 5.500    08/01/2026           10,007
--------------------------------------------------------------------------------------------------------------------
       10,000   OR GO (Veterans Welfare)                                        5.250    10/01/2042           10,108
--------------------------------------------------------------------------------------------------------------------
       55,000   OR GO (Veterans Welfare)                                        6.000    04/01/2032           56,242
--------------------------------------------------------------------------------------------------------------------
      100,000   OR Health & Science University, Series A                        5.250    07/01/2028          100,613
--------------------------------------------------------------------------------------------------------------------
       25,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)         6.400    07/01/2018           25,413
                                                                                                      --------------
                                                                                                             294,073
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.3%
       75,000   Blair County, PA IDA
                (The Village at Penn State Retirement Community)                6.900    01/01/2022           76,320
--------------------------------------------------------------------------------------------------------------------
       55,000   Northeastern PA Hospital & Education Authority (WVHCS)          5.250    01/01/2026           55,614
--------------------------------------------------------------------------------------------------------------------
       25,000   Northumberland County, PA IDA (NHS Youth Services)              5.500    02/15/2033           22,833
--------------------------------------------------------------------------------------------------------------------
    3,855,000   Northumberland County, PA IDA (NHS Youth Services)              7.750    02/15/2029        4,023,117
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia, PA H&HEFA
                (Centralized Comprehensive Human Services)                      7.250    01/01/2021        1,021,280
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                          5.625    07/01/2023          981,770
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                          5.625    07/01/2028        1,417,365
                                                                                                      --------------
                                                                                                           7,598,299
--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.6%
    5,000,000   Central Falls, RI Detention Facility                            7.250    07/15/2035        5,343,750
--------------------------------------------------------------------------------------------------------------------
       50,000   Providence, RI HDC (Barbara Jordan Apartments)                  6.750    07/01/2025           52,606
--------------------------------------------------------------------------------------------------------------------
       25,000   Providence, RI Public Building Authority                        5.400    12/15/2012           25,306
--------------------------------------------------------------------------------------------------------------------
      110,000   RI Health & Educational Building Corp.
                (Johnson & Wales University)                                    6.100    04/01/2026          110,481
--------------------------------------------------------------------------------------------------------------------
       40,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                                     6.500    04/01/2027           41,520
--------------------------------------------------------------------------------------------------------------------
   33,305,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.125 4  06/01/2052        1,463,089
--------------------------------------------------------------------------------------------------------------------
  561,125,000   RI Tobacco Settlement Financing Corp. (TASC) 3                  6.218 4  06/01/2052       27,085,504
--------------------------------------------------------------------------------------------------------------------
      175,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.250    06/01/2042          175,343
--------------------------------------------------------------------------------------------------------------------
   10,375,000   RI Tobacco Settlement Financing Corp. (TASC)                    6.750 4  06/01/2052          313,014


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND Continued
$   1,500,000   Tiverton, RI Special Obligation Tax
                (Mount Hope Bay Village)                                        6.875%   05/01/2022   $    1,597,170
                                                                                                      --------------
                                                                                                          36,207,783
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.6%
       30,000   Charleston County, SC (Care Alliance Health Services)           5.000    08/15/2019           31,051
--------------------------------------------------------------------------------------------------------------------
       45,000   Edgefield County, SC Water and Sewer Authority                  5.000    01/01/2028           45,641
--------------------------------------------------------------------------------------------------------------------
       25,000   Greer, SC Combined Utility System                               5.000    09/01/2025           25,514
--------------------------------------------------------------------------------------------------------------------
       35,000   Horry County, SC Airport                                        5.500    07/01/2027           35,753
--------------------------------------------------------------------------------------------------------------------
       35,000   Horry County, SC Hospital Facilities (Conway Hospital)          5.000    07/01/2028           35,417
--------------------------------------------------------------------------------------------------------------------
    1,760,000   Lancaster County, SC (Edenmoor Improvement District)            5.375    12/01/2016        1,723,568
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Lancaster County, SC (Edenmoor Improvement District)            5.750    12/01/2037        1,330,080
--------------------------------------------------------------------------------------------------------------------
    2,200,000   Lancaster County, SC (Sun City Carolina Lakes)                  5.450    12/01/2037        1,883,068
--------------------------------------------------------------------------------------------------------------------
    8,915,000   Lee County, SC School Facilities, Series 2006                   6.000    12/01/2027        9,737,765
--------------------------------------------------------------------------------------------------------------------
    3,370,000   Lee County, SC School Facilities, Series 2007                   6.000    12/01/2031        3,628,985
--------------------------------------------------------------------------------------------------------------------
       35,000   Piedmont, SC Municipal Power Agency                             5.000    01/01/2018           35,051
--------------------------------------------------------------------------------------------------------------------
       15,000   Piedmont, SC Municipal Power Agency                             5.000    01/01/2022           15,009
--------------------------------------------------------------------------------------------------------------------
      600,000   SC Connector 2000 Assoc. Toll Road, Series B                    5.535 4  01/01/2020          213,906
--------------------------------------------------------------------------------------------------------------------
    6,565,000   SC Connector 2000 Assoc. Toll Road, Series B 1                  5.781 4  01/01/2021        2,230,393
--------------------------------------------------------------------------------------------------------------------
   11,240,000   SC Connector 2000 Assoc. Toll Road, Series B                    6.697 4  01/01/2026        2,698,050
--------------------------------------------------------------------------------------------------------------------
    5,285,000   SC Educational Facilities Authority (Benedict College)          5.600    07/01/2022        5,494,603
--------------------------------------------------------------------------------------------------------------------
    2,320,000   SC Educational Facilities Authority (Benedict College)          5.625    07/01/2031        2,352,898
--------------------------------------------------------------------------------------------------------------------
    1,100,000   SC Educational Facilities Authority
                (Southern Wesleyan University)                                  5.000    03/01/2020        1,082,818
--------------------------------------------------------------------------------------------------------------------
    1,000,000   SC Educational Facilities Authority
                (Southern Wesleyan University)                                  5.750    03/01/2029        1,006,310
--------------------------------------------------------------------------------------------------------------------
       50,000   SC Hsg. Finance & Devel. Authority, Series A-1                  5.300    07/01/2031           50,292
--------------------------------------------------------------------------------------------------------------------
      500,000   SC Jobs-EDA (Lutheran Homes)                                    5.500    05/01/2028          458,545
--------------------------------------------------------------------------------------------------------------------
      500,000   SC Jobs-EDA (Lutheran Homes)                                    5.625    05/01/2042          451,165
--------------------------------------------------------------------------------------------------------------------
       25,000   SC Public Service Authority                                     5.000    01/01/2029           25,235
--------------------------------------------------------------------------------------------------------------------
       30,000   SC State Budget & Control Board (Harden Street Facilities)      6.000    12/01/2011           30,084
--------------------------------------------------------------------------------------------------------------------
      320,000   SC Tobacco Settlement Management Authority, Series B            6.375    05/15/2028          325,712
--------------------------------------------------------------------------------------------------------------------
      245,000   SC Tobacco Settlement Management Authority, Series B            6.375    05/15/2030          248,479
--------------------------------------------------------------------------------------------------------------------
      115,000   Spartanburg County, SC Health Services                          5.300    04/15/2025          115,143
--------------------------------------------------------------------------------------------------------------------
      240,000   Spartanburg County, SC Health Services, Series A                5.500    04/15/2027          244,805
--------------------------------------------------------------------------------------------------------------------
       80,000   Spartanburg County, SC Health Services, Series B                5.125    04/15/2022           80,234
                                                                                                      --------------
                                                                                                          35,635,574
--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.4%
    2,190,000   Mobridge, SD Health Care Facilities
                (Mobridge  Regional Hospital) 1                                 5.000    12/01/2022        1,912,242


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA Continued
$   6,010,000   SD Educational Enhancement Funding Corp.
                Tobacco Settlement                                              6.500%   06/01/2032   $    6,105,138
--------------------------------------------------------------------------------------------------------------------
       15,000   SD H&EFA (Prairie Lakes Health Care System)                     5.650    04/01/2022           15,254
                                                                                                      --------------
                                                                                                           8,032,634
--------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.5%
    3,500,000   Bradley County, TN Industrial Devel. Board (Olin Corp.) 1       6.625    11/01/2017        3,659,285
--------------------------------------------------------------------------------------------------------------------
    7,710,000   Chattanooga, TN Health Educational & Hsg. Facility
                Board (Campus Devel. Foundation Phase I)                        5.000    10/01/2025        7,239,921
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Chattanooga, TN Health Educational & Hsg. Facility
                Board (Campus Devel. Foundation Phase I)                        5.125    10/01/2035        8,138,610
--------------------------------------------------------------------------------------------------------------------
       10,000   Jackson, TN Health Educational & Hsg. Facilities Board
                (Lambuth University)                                            5.900    09/01/2015           10,026
--------------------------------------------------------------------------------------------------------------------
       15,000   Johnson City, TN H&EFB (Johnson City Medical Center)            5.250    07/01/2028           15,367
--------------------------------------------------------------------------------------------------------------------
       15,000   Knox County, TN First Utility District Water & Sewer            5.625    12/01/2019           15,180
--------------------------------------------------------------------------------------------------------------------
       85,000   Knox County, TN HE&HF
                (Baptist Health System of East Tennessee)                       5.500    04/15/2017           85,809
--------------------------------------------------------------------------------------------------------------------
       10,000   Shelby County, TN GO                                            5.100    03/01/2022           10,014
--------------------------------------------------------------------------------------------------------------------
    5,980,000   Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments) 1           6.450    10/20/2035        6,419,052
--------------------------------------------------------------------------------------------------------------------
   30,000,000   TN Energy Acquisition Gas Corp. 2                               5.000    12/01/2025       29,176,650
--------------------------------------------------------------------------------------------------------------------
       30,000   TN Metropolitan Government Nashville &
                Davidson County H&EFB (Vanderbilt University)                   5.375    07/01/2018           30,356
--------------------------------------------------------------------------------------------------------------------
      100,000   Wilson County, TN COP                                           5.250    03/30/2018          102,340
                                                                                                      --------------
                                                                                                          54,902,610
--------------------------------------------------------------------------------------------------------------------
TEXAS--15.6%
      300,000   Abilene, TX HFDC (Hendrick Medical Center)                      6.100    09/01/2015          300,822
--------------------------------------------------------------------------------------------------------------------
      130,000   Alice, TX GO                                                    5.200    02/01/2011          130,276
--------------------------------------------------------------------------------------------------------------------
    1,305,000   Anson, TX Education Facilities Corp. Student Hsg.
                (University of Texas/Waterview Park)                            5.100    01/01/2034        1,057,259
--------------------------------------------------------------------------------------------------------------------
    9,785,000   Beasley, TX Higher Education Finance Corp., Series A            5.125    12/01/2034        8,643,384
--------------------------------------------------------------------------------------------------------------------
   10,765,000   Bexar County, TX HFC (American Opportunity Hsg.)                6.750    12/01/2037       10,331,278
--------------------------------------------------------------------------------------------------------------------
    3,090,000   Bexar County, TX HFC
                (American Opportunity Hsg.-Nob Hill Apartments)                 6.000    06/01/2021        2,596,342
--------------------------------------------------------------------------------------------------------------------
    6,625,000   Bexar County, TX HFC
                (American Opportunity Hsg.-Nob Hill Apartments)                 6.000    06/01/2031        5,201,685
--------------------------------------------------------------------------------------------------------------------
    5,765,000   Bexar County, TX HFC
                (American Opportunity Hsg.-Waterford/Kingswood)                 7.000    12/01/2036        6,088,647
--------------------------------------------------------------------------------------------------------------------
      400,000   Bexar County, TX HFC (Doral Club)                               8.750    10/01/2036          364,568
--------------------------------------------------------------------------------------------------------------------
       40,000   Brazoria County, TX Municipal Utility District No. 18           5.300    09/01/2028           40,168
--------------------------------------------------------------------------------------------------------------------
       20,000   Brazos County, TX HFDC (Franciscan Services Corp.)              5.375    01/01/2032           20,160
--------------------------------------------------------------------------------------------------------------------
      150,000   Chimney Hill, TX Municipal Utility District                     5.500    10/01/2011          150,243


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON        MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      60,000   Collin County, TX HFC
                (Community College District Foundation)                         5.250%     06/01/2031   $       48,269
----------------------------------------------------------------------------------------------------------------------
      250,000   Commerce, TX Independent School District                        5.000      08/15/2029          250,753
----------------------------------------------------------------------------------------------------------------------
        5,000   Cypress Hill, TX Municipal Utility District No. 1               5.250      09/01/2025            5,007
----------------------------------------------------------------------------------------------------------------------
       30,000   Dallas, TX Civic Center (Convention Complex)                    5.000      08/15/2028           30,345
----------------------------------------------------------------------------------------------------------------------
       25,000   Dallas-Fort Worth, TX International Airport Facility            5.200      01/15/2031           25,367
----------------------------------------------------------------------------------------------------------------------
    1,550,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                             6.000      11/01/2014        1,464,750
----------------------------------------------------------------------------------------------------------------------
      355,000   Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter)                                   5.000      08/15/2026          354,993
----------------------------------------------------------------------------------------------------------------------
      700,000   Danbury, TX Higher Education Finance Corp.
                (Island Foundation)                                             6.250      02/15/2036          663,320
----------------------------------------------------------------------------------------------------------------------
    7,650,000   Donna, TX GO                                                    6.250      02/15/2037        7,637,760
----------------------------------------------------------------------------------------------------------------------
       50,000   El Paso County, TX COP                                          5.000      02/15/2018           50,057
----------------------------------------------------------------------------------------------------------------------
      305,000   El Paso County, TX HFC
                (American Village Communities), Series A                        6.250      12/01/2020          318,042
----------------------------------------------------------------------------------------------------------------------
      335,000   El Paso County, TX HFC
                (El Paso American Hsg. Foundation), Series A                    6.375      12/01/2032          344,973
----------------------------------------------------------------------------------------------------------------------
    2,460,000   Folk, TX Avenue South Transportation District 1                 5.625      11/01/2031        2,273,630
----------------------------------------------------------------------------------------------------------------------
      200,000   Fort Bend County, TX Municipal Utility District                 5.250      09/01/2021          200,238
----------------------------------------------------------------------------------------------------------------------
       20,000   Fort Bend, TX Independent School District                       5.375      02/15/2024           20,402
----------------------------------------------------------------------------------------------------------------------
    1,050,000   Grand Prairie, TX Metropolitan
                Utility & Reclamation District                                  6.500      04/01/2012        1,051,460
----------------------------------------------------------------------------------------------------------------------
      100,000   Harris County, TX GO                                            5.000      10/01/2015          100,192
----------------------------------------------------------------------------------------------------------------------
       20,000   Harris County, TX HFDC
                (Memorial Hermann Hospital System)                              5.125      06/01/2022           20,246
----------------------------------------------------------------------------------------------------------------------
      125,000   Harris County, TX HFDC
                (Memorial Hermann Hospital System)                              5.250      06/01/2027          126,889
----------------------------------------------------------------------------------------------------------------------
       20,000   Harris County, TX HFDC (Texas Children's Hospital)              5.250      10/01/2029           20,750
----------------------------------------------------------------------------------------------------------------------
       45,000   Harris County-Houston, TX Sports Authority                      5.000      11/15/2025           45,088
----------------------------------------------------------------------------------------------------------------------
    1,000,000   Hidalgo County, TX Health Services Corp.
                (Mission Hospital) 3                                            5.000      08/15/2022        1,011,710
----------------------------------------------------------------------------------------------------------------------
    1,000,000   Hidalgo County, TX Health Services Corp.
                (Mission Hospital) 3                                            5.000      08/15/2026          996,510
----------------------------------------------------------------------------------------------------------------------
    1,000,000   IAH TX Public Facility Corp.                                    6.000      05/01/2021          955,490
----------------------------------------------------------------------------------------------------------------------
      490,000   Keller, TX Independent School District                          5.125      08/15/2027          490,284
----------------------------------------------------------------------------------------------------------------------
    3,800,000   La Vernia, TX Higher Education Finance Corp.
                (Southwest Winners Foundation)                                  5.000      02/15/2031        3,117,976
----------------------------------------------------------------------------------------------------------------------
       65,000   Leander, TX Independent School District                         5.457 4    08/15/2018           36,599
----------------------------------------------------------------------------------------------------------------------
      200,000   Lewisville, TX GO                                               5.700      09/01/2028          189,538
----------------------------------------------------------------------------------------------------------------------
      650,000   Lewisville, TX GO                                               6.000      10/01/2015          663,332
----------------------------------------------------------------------------------------------------------------------
    1,325,000   Lewisville, TX GO 1                                             6.000      10/01/2025        1,321,303


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON        MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   5,510,000   Lewisville, TX GO                                               6.000%     10/01/2034   $    5,314,450
----------------------------------------------------------------------------------------------------------------------
    3,400,000   Lewisville, TX GO 1                                             6.125      09/01/2029        3,379,668
----------------------------------------------------------------------------------------------------------------------
    2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 1          6.000      07/01/2022        2,150,998
----------------------------------------------------------------------------------------------------------------------
    1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 1          6.000      07/01/2025        1,382,248
----------------------------------------------------------------------------------------------------------------------
      770,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)            6.000      07/01/2032          679,225
----------------------------------------------------------------------------------------------------------------------
       50,000   Lubbock, TX HFDC (St. Joseph Health System)                     5.000      07/01/2023           50,400
----------------------------------------------------------------------------------------------------------------------
   20,350,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                            8.000      05/01/2029       20,824,895
----------------------------------------------------------------------------------------------------------------------
      130,000   Maverick County, TX Public Facility Corp.                       6.375      02/01/2029          120,793
----------------------------------------------------------------------------------------------------------------------
      270,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)              5.375      01/01/2023          270,408
----------------------------------------------------------------------------------------------------------------------
      535,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)              5.600      01/01/2017          548,364
----------------------------------------------------------------------------------------------------------------------
      240,000   Midlothian, TX Devel. Authority Tax Increment                   5.125      11/15/2026          228,710
----------------------------------------------------------------------------------------------------------------------
       75,000   Mission, TX EDC                                                 6.600      01/01/2020           75,425
----------------------------------------------------------------------------------------------------------------------
       15,000   North TX Tollway Authority (Dallas North Tollway System)        5.000      01/01/2023           15,016
----------------------------------------------------------------------------------------------------------------------
       55,000   Nueces County, TX HFC (Dolphins Landing Apartments)             8.000      07/01/2030           61,739
----------------------------------------------------------------------------------------------------------------------
      245,000   Odessa, TX Junior College District                              5.000      12/01/2019          245,341
----------------------------------------------------------------------------------------------------------------------
      250,000   Pantego, TX EDC (Sales Tax)                                     5.850      02/15/2022          251,040
----------------------------------------------------------------------------------------------------------------------
       50,000   Port of Corpus Christi, TX (Union Pacific Corp.)                5.350      11/01/2010           50,087
----------------------------------------------------------------------------------------------------------------------
       55,000   Port of Corpus Christi, TX IDC (Valero Energy Corp.)            5.450      04/01/2027           53,187
----------------------------------------------------------------------------------------------------------------------
    1,680,000   Retama, TX Devel. Corp. (Retama Racetrack) 1                   10.000      12/15/2019        2,474,153
----------------------------------------------------------------------------------------------------------------------
       50,000   Richardson, TX Hospital Authority (Baylor/Richardson)           5.625      12/01/2028           50,074
----------------------------------------------------------------------------------------------------------------------
      500,000   Ridge Parc, TX Devel. Corp. (Multifamily)                       6.100      06/20/2033          540,345
----------------------------------------------------------------------------------------------------------------------
    3,695,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company) 1                                        6.150      08/01/2022        3,474,113
----------------------------------------------------------------------------------------------------------------------
       35,000   San Marcos, TX GO                                               5.000      08/15/2019           35,355
----------------------------------------------------------------------------------------------------------------------
      980,000   Tom Green County, TX HFDC
                (Shannon Health System/Shannon Medical Center)                  6.750      05/15/2021        1,039,986
----------------------------------------------------------------------------------------------------------------------
       25,000   Tomball, TX Hospital Authority (Tomball Regional  Hospital)     6.000      07/01/2029           25,333
----------------------------------------------------------------------------------------------------------------------
    7,000,000   Trophy Club, TX Public Improvement
                (Highlands Trophy Club)                                         7.750      10/01/2037        7,030,450
----------------------------------------------------------------------------------------------------------------------
   15,130,000   TX Affordable Hsg. Corp. (American Opportunity for Hsg.) 3      5.400      09/01/2022       14,637,216
----------------------------------------------------------------------------------------------------------------------
   29,340,000   TX Affordable Hsg. Corp. (American Opportunity for Hsg.) 3      5.550      03/01/2032       28,407,575
----------------------------------------------------------------------------------------------------------------------
      445,000   TX Affordable Hsg. Corp.
                (Ashton Place & Woodstock Apartments) 8                         6.300      08/01/2033          337,506
----------------------------------------------------------------------------------------------------------------------
      320,000   TX Affordable Hsg. Corp. (Worthing Oaks Apartments)             6.600      07/20/2037          347,037
----------------------------------------------------------------------------------------------------------------------
      110,000   TX Dormitory Finance Authority
                (Temple Junior College Foundation)                              5.750      09/01/2027           94,879
----------------------------------------------------------------------------------------------------------------------
      485,000   TX Dormitory Finance Authority
                (Temple Junior College Foundation)                              6.000      09/01/2033          419,632
----------------------------------------------------------------------------------------------------------------------
       35,000   TX GO                                                           5.375      08/01/2019           36,150
----------------------------------------------------------------------------------------------------------------------
   10,000,000   TX Multifamily Housing Options (Affordable Hsg.) 7              4.865 6    01/01/2039        9,985,000


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON        MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$ 179,775,000   TX Municipal Gas Acquisition & Supply Corp. 2                   4.044% 6   12/15/2026   $  150,543,585
----------------------------------------------------------------------------------------------------------------------
    4,995,000   TX Municipal Gas Acquisition & Supply Corp. 2                   4.794 6    12/15/2026        4,370,041
----------------------------------------------------------------------------------------------------------------------
      545,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 8,9                 6.625      03/01/2020          212,921
----------------------------------------------------------------------------------------------------------------------
    3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 1,8,9               6.750      03/01/2031        1,187,994
----------------------------------------------------------------------------------------------------------------------
      660,000   TX Public Finance Authority Charter School Finance Corp.
                (Ed-Burnham Wood)                                               6.250      09/01/2036          645,770
----------------------------------------------------------------------------------------------------------------------
    5,000,000   TX Public Finance Authority Charter School Finance Corp.
                (Idea Academy)                                                  5.000      08/15/2030        4,400,400
----------------------------------------------------------------------------------------------------------------------
    7,000,000   TX Public Finance Authority Charter School Finance Corp.
                (Idea Academy)                                                  5.000      08/15/2037        5,955,670
----------------------------------------------------------------------------------------------------------------------
    3,180,000   TX Public Finance Authority Charter School Finance Corp.
                (Kipp)                                                          5.000      02/15/2028        2,868,583
----------------------------------------------------------------------------------------------------------------------
    7,000,000   TX Public Finance Authority Charter School Finance Corp.
                (Kipp) 1                                                        5.000      02/15/2036        5,984,090
----------------------------------------------------------------------------------------------------------------------
    4,445,000   Wichita County, TX HFDC
                (Wichita Falls Retirement Foundation)                           6.250      01/01/2028        4,462,291
----------------------------------------------------------------------------------------------------------------------
    1,930,000   Winkler County, TX GO 1                                         5.250      02/15/2031        1,947,582
                                                                                                        --------------
                                                                                                           345,975,830
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.0%
       80,000   Puerto Rico Aqueduct & Sewer Authority                          5.000      07/01/2019           80,116
----------------------------------------------------------------------------------------------------------------------
       65,000   Puerto Rico Infrastructure                                      5.000      07/01/2041           62,997
                                                                                                        --------------
                                                                                                               143,113
----------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
      420,000   Emery County, UT Pollution Control (Pacificorp)                 5.650      11/01/2023          420,739
----------------------------------------------------------------------------------------------------------------------
       15,000   Sandy City, UT Industrial Devel. (King Properties)              6.125      08/01/2016           15,027
----------------------------------------------------------------------------------------------------------------------
      435,000   Utah County, UT Charter School (Lincoln Academy)                5.875      06/15/2037          417,483
----------------------------------------------------------------------------------------------------------------------
      275,000   Utah County, UT Charter School (Renaissance Academy)            5.625      07/15/2037          254,056
----------------------------------------------------------------------------------------------------------------------
    1,500,000   West Valley City, UT Sewer (East Hollywood High School)         5.625      06/15/2037        1,385,805
                                                                                                        --------------
                                                                                                             2,493,110
----------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
       30,000   VT E&HBFA (Mary Hitchcock Memorial
                Hospital/Cooley Dickenson Hospital Obligated Group)             5.000      11/15/2022           30,313
----------------------------------------------------------------------------------------------------------------------
       60,000   VT E&HBFA (Southwestern Vermont Medical Center)                 5.625      10/01/2025           60,077
----------------------------------------------------------------------------------------------------------------------
      600,000   VT EDA (Wake Robin Corp.)                                       5.250      05/01/2026          542,730
----------------------------------------------------------------------------------------------------------------------
      350,000   VT EDA (Wake Robin Corp.)                                       6.000      03/01/2022          346,703
----------------------------------------------------------------------------------------------------------------------
      295,000   VT EDA (Wake Robin Corp.)                                       6.300      03/01/2033          295,389
----------------------------------------------------------------------------------------------------------------------
      960,100   VT Educational & Health Buildings Financing Agency
                (Marlboro College)                                              3.570      04/01/2019          867,863
----------------------------------------------------------------------------------------------------------------------
      225,000   VT Student Assistance Corp.                                     5.000      03/01/2026          227,354
                                                                                                        --------------
                                                                                                             2,370,429


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON        MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------
VIRGINIA--4.2%
$     345,000   Alexandria, VA IDA Pollution Control
                (Potomac Electric Power Company)                                5.375%     02/15/2024   $      345,552
----------------------------------------------------------------------------------------------------------------------
    2,300,000   Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course)                                                   5.250      07/15/2025        2,199,904
----------------------------------------------------------------------------------------------------------------------
      825,000   Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course)                                                   5.500      07/15/2035          763,018
----------------------------------------------------------------------------------------------------------------------
      100,000   Danville, VA IDA Educational Facilities (Averett University)    6.000      03/15/2016          103,527
----------------------------------------------------------------------------------------------------------------------
    3,000,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment                                              5.450      03/01/2036        2,526,390
----------------------------------------------------------------------------------------------------------------------
      750,000   Farms New Kent, VA Community Devel. Authority
                Special Assessment                                              5.800      03/01/2036          660,330
----------------------------------------------------------------------------------------------------------------------
       25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)              5.300      08/01/2014           23,298
----------------------------------------------------------------------------------------------------------------------
       25,000   Hampton Roads, VA Regional Jail Authority                       5.000      07/01/2028           25,117
----------------------------------------------------------------------------------------------------------------------
      515,000   Hampton, VA Redevel. and Hsg. Authority (Olde Hampton) 1        6.500      07/01/2016          493,154
----------------------------------------------------------------------------------------------------------------------
      860,000   Louisa, VA IDA Pollution Control
                (Virginia Electric & Power Company)                             5.450      01/01/2024          870,630
----------------------------------------------------------------------------------------------------------------------
      900,000   New Port, VA CDA                                                5.600      09/01/2036          790,830
----------------------------------------------------------------------------------------------------------------------
    4,000,000   Norfolk, VA Water                                               5.875      11/01/2020        4,174,480
----------------------------------------------------------------------------------------------------------------------
       65,000   Norton, VA IDA (Norton Community Hospital)                      6.000      12/01/2022           67,018
----------------------------------------------------------------------------------------------------------------------
    5,000,000   Peninsula, VA Town Center Community Devel.
                Authority Special Obligation                                    6.350      09/01/2028        5,001,450
----------------------------------------------------------------------------------------------------------------------
    3,225,000   Peninsula, VA Town Center Community Devel.
                Authority Special Obligation                                    6.450      09/01/2037        3,218,421
----------------------------------------------------------------------------------------------------------------------
      725,000   Suffolk, VA IDA (Lake Prince Center)                            5.150      09/01/2024          685,451
----------------------------------------------------------------------------------------------------------------------
      675,000   Suffolk, VA IDA (Lake Prince Center)                            5.300      09/01/2031          627,629
----------------------------------------------------------------------------------------------------------------------
    3,700,000   VA Celebrate South CDA Special Assessment 1                     6.250      03/01/2037        3,577,234
----------------------------------------------------------------------------------------------------------------------
    5,840,000   VA College Building Authority Educational Facilities
                (Regent University)                                             5.000      06/01/2036        5,466,474
----------------------------------------------------------------------------------------------------------------------
       25,000   VA Hsg. Devel. Authority, Series B                              5.950      05/01/2016           25,668
----------------------------------------------------------------------------------------------------------------------
   30,000,000   VA Tobacco Settlement Authority 2                               5.000      06/01/2047       25,348,950
----------------------------------------------------------------------------------------------------------------------
  343,870,000   VA Tobacco Settlement Authority                                 5.663 4    06/01/2047       25,112,826
----------------------------------------------------------------------------------------------------------------------
  162,770,000   VA Tobacco Settlement Authority                                 5.770 4    06/01/2047       10,288,692
----------------------------------------------------------------------------------------------------------------------
       10,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)               6.250      03/01/2019            8,460
                                                                                                        --------------
                                                                                                            92,404,503
----------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.7%
       10,000   Bothell, WA GO                                                  5.300      12/01/2017           10,022
----------------------------------------------------------------------------------------------------------------------
    2,330,000   Bremerton, WA Hsg. Authority 1                                  5.300      06/01/2026        2,099,167
----------------------------------------------------------------------------------------------------------------------
    4,145,000   Bremerton, WA Hsg. Authority 1                                  5.500      06/01/2037        3,628,948
----------------------------------------------------------------------------------------------------------------------
       25,000   King County, WA GO                                              5.000      01/01/2030           25,335
----------------------------------------------------------------------------------------------------------------------
      100,000   King County, WA GO                                              5.250      01/01/2034          101,367
----------------------------------------------------------------------------------------------------------------------
       75,000   Kitsap County, WA Consolidated Hsg. Authority                   5.600      12/01/2028           77,089


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$     125,000   Kitsap County, WA Consolidated Hsg. Authority                   5.600%   12/01/2028   $      122,685
--------------------------------------------------------------------------------------------------------------------
      100,000   Port Camas, WA Public Industrial Corp.
                (James River Corp. of Virginia)                                 6.700    04/01/2023           99,941
--------------------------------------------------------------------------------------------------------------------
    2,460,000   Seattle, WA Hsg. Authority (Gamelin House & Genesee) 1          5.700    11/01/2035        2,432,374
--------------------------------------------------------------------------------------------------------------------
       50,000   Seattle, WA Municipal Light & Power                             5.125    07/01/2022           51,059
--------------------------------------------------------------------------------------------------------------------
      500,000   Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                        5.375    12/01/2022          507,620
--------------------------------------------------------------------------------------------------------------------
      500,000   Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                        5.500    12/01/2030          493,240
--------------------------------------------------------------------------------------------------------------------
      165,000   Skagit Valley, WA College                                       5.625    11/01/2017          166,660
--------------------------------------------------------------------------------------------------------------------
      140,000   Skagit Valley, WA College                                       5.750    11/01/2023          141,557
--------------------------------------------------------------------------------------------------------------------
      500,000   Snohomish County, WA Hsg. Authority                             6.400    04/01/2026          501,740
--------------------------------------------------------------------------------------------------------------------
      500,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                             5.250    01/01/2028          458,630
--------------------------------------------------------------------------------------------------------------------
    2,050,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                             5.250    01/01/2034        1,837,887
--------------------------------------------------------------------------------------------------------------------
       25,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                             6.000    01/01/2028           25,079
--------------------------------------------------------------------------------------------------------------------
    3,260,000   Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                             6.000    01/01/2034        3,232,290
--------------------------------------------------------------------------------------------------------------------
      220,000   Vancouver, WA Hsg. Authority                                    5.500    03/01/2028          220,132
--------------------------------------------------------------------------------------------------------------------
       25,000   WA COP (Dept. of General Administration)                        5.300    10/01/2010           25,057
--------------------------------------------------------------------------------------------------------------------
      500,000   WA COP (Dept. of General Administration) 1                      5.625    10/01/2020          501,070
--------------------------------------------------------------------------------------------------------------------
       30,000   WA GO                                                           5.000    01/01/2024           30,391
--------------------------------------------------------------------------------------------------------------------
   20,000,000   WA Health Care Facilities Authority                             5.500    08/15/2042       19,846,400
--------------------------------------------------------------------------------------------------------------------
       20,000   WA Health Care Facilities Authority
                (Multicare Health System)                                       5.000    08/15/2022           20,339
--------------------------------------------------------------------------------------------------------------------
   17,020,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center) 2                            5.000    07/01/2025       16,137,343
--------------------------------------------------------------------------------------------------------------------
    7,340,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center) 2                            5.000    07/01/2030        6,604,018
--------------------------------------------------------------------------------------------------------------------
   18,500,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center) 2                            5.000    07/01/2038       15,960,968
--------------------------------------------------------------------------------------------------------------------
       10,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                              5.000    07/01/2025            9,481
--------------------------------------------------------------------------------------------------------------------
       15,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                              5.000    07/01/2030           13,496
--------------------------------------------------------------------------------------------------------------------
    4,645,000   WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                              5.000    07/01/2038        4,007,474
--------------------------------------------------------------------------------------------------------------------
       15,000   WA Health Care Facilities Authority
                (Swedish Health System)                                         5.125    11/15/2022           15,315
--------------------------------------------------------------------------------------------------------------------
       90,000   WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital Assoc.)                        5.250    12/01/2020           91,982


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$     145,000   WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital Assoc.)                        5.375%   12/01/2027   $      140,857
--------------------------------------------------------------------------------------------------------------------
       10,000   WA HFC (Gonzaga University)                                     5.850    07/01/2014           10,072
--------------------------------------------------------------------------------------------------------------------
       10,000   WA Hsg. Finance Commission (Nickerson Area Properties)          5.250    01/01/2023            9,498
--------------------------------------------------------------------------------------------------------------------
    1,350,000   WA Hsg. Finance Commission (Nickerson Area Properties)          5.300    01/01/2028        1,231,443
--------------------------------------------------------------------------------------------------------------------
       45,000   WA Hsg. Finance Commission (Presbyterian Ministries)            5.450    01/01/2029           41,979
--------------------------------------------------------------------------------------------------------------------
       55,000   WA State University (Recreation Center)                         5.000    04/01/2032           55,244
--------------------------------------------------------------------------------------------------------------------
      205,000   WA Tobacco Settlement Authority (TASC)                          6.500    06/01/2026          211,339
--------------------------------------------------------------------------------------------------------------------
       25,000   WA Tobacco Settlement Authority (TASC)                          6.625    06/01/2032           25,536
                                                                                                      --------------
                                                                                                          81,222,124
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
       60,000   Buckhannon, WV Sewer System                                     5.250    10/01/2025           60,691
--------------------------------------------------------------------------------------------------------------------
       70,000   Huntington, WV Sewer                                            5.375    11/01/2023           70,192
--------------------------------------------------------------------------------------------------------------------
    1,260,000   Morgantown, WV Tax Increment (Parking Garage)                   5.000    06/01/2033        1,136,974
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Ohio County, WV Commission Tax Increment
                (Fort Henry Centre Financing District)                          5.850    06/01/2034          967,980
--------------------------------------------------------------------------------------------------------------------
    4,635,000   Ohio County, WV Commission Tax Increment
                (Fort Henry Centre)                                             5.625    06/01/2034        4,342,068
--------------------------------------------------------------------------------------------------------------------
       50,000   Pleasants County, WV Pollution Control
                (Monongahela Power Company)                                     6.150    05/01/2015           52,048
--------------------------------------------------------------------------------------------------------------------
      500,000   Wheeling, WV Tax Increment (Stone Building Renovation)          5.200    06/01/2025          453,365
--------------------------------------------------------------------------------------------------------------------
    1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)          5.500    06/01/2033        1,346,340
--------------------------------------------------------------------------------------------------------------------
    1,540,000   WV West Liberty State College, Series A                         6.000    06/01/2023        1,581,826
--------------------------------------------------------------------------------------------------------------------
    1,695,000   WV West Liberty State College, Series A                         6.125    06/01/2028        1,731,087
                                                                                                      --------------
                                                                                                          11,742,571
--------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.5%
        5,000   Grant County, WI Hsg. Authority (Orchard Manor)                 5.250    07/01/2018            5,022
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Madison, WI GO                                                  5.500    05/01/2009        2,019,620
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Sokaogon, WI Chippewa Community (Gaming)                        7.000    01/01/2026        1,651,580
--------------------------------------------------------------------------------------------------------------------
      500,000   Waupun, WI Hsg. Authority
                (Christian Home & Rehabilitation)                               5.000    12/01/2029          428,965
--------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                           5.350    11/01/2016           20,047
--------------------------------------------------------------------------------------------------------------------
    2,000,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group) 1                  5.875    08/15/2026        2,023,500
--------------------------------------------------------------------------------------------------------------------
        5,000   WI H&EFA (Froedert & Community)                                 5.375    10/01/2030            5,319
--------------------------------------------------------------------------------------------------------------------
      265,000   WI H&EFA (Kenosha Hospital & Medical Center)                    5.625    05/15/2029          268,747
--------------------------------------------------------------------------------------------------------------------
      185,000   WI H&EFA (Medical College of Wisconsin)                         5.500    12/01/2026          187,096
--------------------------------------------------------------------------------------------------------------------
    2,140,000   WI H&EFA (Richland Hospital)                                    5.375    06/01/2028        2,001,756
--------------------------------------------------------------------------------------------------------------------
      550,000   WI H&EFA (St. Clare Terrance)                                   5.750    12/01/2036          502,161
--------------------------------------------------------------------------------------------------------------------
      870,000   WI H&EFA (Three Pillars Senior Living)                          5.500    08/15/2034          879,248
--------------------------------------------------------------------------------------------------------------------
    1,075,000   WI H&EFA (WMA/MHCC/MVS Obligated Group) 1                       5.600    08/15/2023        1,084,331


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                  COUPON      MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$   1,000,000   WI H&EFA (WMA/MHCC/MVS Obligated Group) 1                       5.750%   08/15/2026   $    1,008,450
                                                                                                      --------------
                                                                                                          12,085,842
--------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
      645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)                       5.400    06/01/2027          642,265
                                                                                                      --------------
Total Municipal Bonds and Notes (Cost $3,026,855,166)                                                  2,805,009,231
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------------------------------------------
      146,310   Delta Air Lines, Inc., Sr. Unsec. Nts. 7 (Cost $144,847)        8.000    12/01/2015          126,851

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,027,000,013)--126.3%                                              2,805,136,082
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(26.3)                                                           (584,210,999)
                                                                                                      --------------
NET ASSETS--100.0%                                                                                    $2,220,925,083
                                                                                                      ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. When-issued security or delayed delivery to be delivered and settled after January 31, 2008. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $39,960,787, which represents 1.80% of the Fund's net assets. See
Note 5 of accompanying Notes.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Non-income producing security.

10. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Devel. Authority
AHC      Aurora Healthcare
AHF      American Housing Foundation
AHS      Adventist Health System
AMCS     Aurora Medical Center of Sheboygan County
AOLM     Academy of Our Lady of Mercy, Inc.
ARC      Assoc. of Retarded Citizens
BCC      Bethesda Company Care, Inc.
BCG      Bethesda Care Givers
BCH      Bethany Covenant Home
BHA      Bethesda Hospital Assoc.
BHC      Bethesda Home Care
CAH      Colonial Acres Home
CAU      Clark Atlanta University
CDA      Communities Devel. Authority
CFGH     Central Florida Group Homes
CHHC     Community Health & Home Care
COP      Certificates of Participation
CRC      Covenant Retirement Communities
DDC      Dual Devel. Corp.
DKH      Day Kimball Hospital
E&HBFA   Educational Health Buildings Financing Agency
ECH      Ebenezer Covenant Home
EDA      Economic Devel. Authority
EDC      Economic Devel. Corp.
EDFA     Economic Devel. Finance Authority
EF&CD    Environmental Facilities and Community Devel.
EMH      Elmhurst Memorial Hospital
EMHH     Elmhurst Memorial Home Health


                      64 | OPPENHEIMER AMT-FREE MUNICIPALS

EMHS     Elmhurst Memorial Health System
FHA      Federal Housing Agency/Authority
FHS      Freeman Health System
FNH      Freeman Neosho Hospital
FRS      Family Rehabilitation Services (Hancock Manor)
GHC      Gaston Health Care
GHS      Gaston Health Services
GMH      Gaston Memorial Hospital
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
H&EFB    Health and Educational Facilities Board
H&HEFA   Hospitals and Higher Education Facilities Authority
HDC      Housing Devel. Corp.
HE&HF    Higher Educational and Housing Facilities
HE&HFA   Higher Education and Health Facilities Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HFDC     Health Facilities Devel. Corp.
HMH      Hartford Memorial Hospital
HNE      Healthnet of New England
HSC      Hospital for Special Care
IDA      Industrial Devel. Agency
IDC      Industrial Devel. Corp.
MCAS     Medlantic Center for Ambulatory Surgery
MEDE     Medlantic Enterprises
MH       Memorial Hospital
MHCC     Masonic Health Care Center
MLTCC    Medlantic Long Term Care Corp.
MRI      Medlantic Research Institutes
MVS      Masonic Village on the Square
NAC      Nanticoke Alternative Care
NMH      Nanticoke Memorial Hospital
NRH      National Rehabilitation Hospital
NYC      New York City
OHC      Oakwood Hospital Corp.
OPSU     Oklahoma Panhandle State University
OUH      Oakwood United Hospitals
PP       Professionals PRN, Inc.
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
S&EPF    Sheppard & Enoch Pratt Foundation
SAVRS    Select Auction Variable Rate Securities
SBC      Stapleton Business Center
SLMC     St. Luke's Medical Center
SPHS     Sheppard Pratt Health System
SPI      Sheppard Pratt Investments
SPPP     Sheppard Pratt Physicians Pennsylvania
SSNH     Sunny Slope Nursing Home
TASC     Tobacco Settlement Asset-Backed Bonds
TC       Travis Corp. (People Care)
VC       VinFen Corp.
VCS      VinFen Clinical Services
WMA      Wisconsin Masonic Home
WVHCS    Wyoming Valley Health Care System
YMCA     Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      65 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,027,000,013)--see accompanying statement of investments      $ 2,805,136,082
------------------------------------------------------------------------------------------------------------
Cash                                                                                                734,543
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         32,305,561
Investments sold                                                                                 22,351,756
Shares of beneficial interest sold                                                                8,731,670
Other                                                                                               225,894
                                                                                            ----------------
Total assets                                                                                  2,869,485,506

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                  509,705,000
Investments purchased on a when-issued or delayed delivery basis                                 69,451,285
Payable on borrowings (See Note 6)                                                               58,200,000
Shares of beneficial interest redeemed                                                            7,711,905
Dividends                                                                                         2,521,859
Distribution and service plan fees                                                                  389,750
Interest expense on borrowings                                                                      277,357
Trustees' compensation                                                                              230,002
Transfer and shareholder servicing agent fees                                                        63,767
Other                                                                                                 9,498
                                                                                            ----------------
Total liabilities                                                                               648,560,423

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 2,220,925,083
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $       247,720
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    2,488,250,479
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 7,225,395
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (52,934,580)
------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                     (221,863,931)
                                                                                            ----------------
NET ASSETS                                                                                  $ 2,220,925,083
                                                                                            ================


                      66 | OPPENHEIMER AMT-FREE MUNICIPALS

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,810,585,390 and
201,796,038 shares of beneficial interest outstanding)                                                $8.97
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)       $9.42
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $44,692,553 and 5,000,980 shares
of beneficial interest outstanding)                                                                   $8.94
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $365,647,140 and 40,922,750 shares
of beneficial interest outstanding)                                                                   $8.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      67 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest                                                                                    $   83,880,942
-----------------------------------------------------------------------------------------------------------
Other income                                                                                         4,042
                                                                                            ---------------
Total investment income                                                                         83,884,984

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                  4,835,519
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          2,270,188
Class B                                                                                            240,025
Class C                                                                                          1,913,727
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            360,567
Class B                                                                                             21,347
Class C                                                                                             91,682
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             17,239
Class B                                                                                              4,723
Class C                                                                                              8,720
-----------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                  8,805,465
-----------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                   1,946,540
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         66,113
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              27,170
-----------------------------------------------------------------------------------------------------------
Other                                                                                              223,507
                                                                                            ---------------
Total expenses                                                                                  20,832,532
Less reduction to custodian expenses                                                                (6,421)
                                                                                            ---------------
Net expenses                                                                                    20,826,111

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           63,058,873

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
-----------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                               (44,693,220)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                          (231,217,921)

-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $ (212,852,268)
                                                                                            ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      68 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS             YEAR
                                                                                         ENDED            ENDED
                                                                              JANUARY 31, 2008         JULY 31,
                                                                                   (UNAUDITED)             2007
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     63,058,873   $  107,380,958
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           (44,693,220)      11,126,828
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (231,217,921)     (44,042,527)
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations                   (212,852,268)      74,465,259

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (50,675,965)     (85,731,981)
Class B                                                                             (1,061,499)      (2,258,306)
Class C                                                                             (8,594,231)     (13,505,828)
                                                                              ----------------------------------
                                                                                   (60,331,695)    (101,496,115)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                            (95,670,298)     656,844,967
Class B                                                                             (4,404,095)      (3,750,449)
Class C                                                                             (6,736,926)     170,582,722
                                                                              ----------------------------------
                                                                                  (106,811,319)     823,677,240

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (379,995,282)     796,646,384
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              2,600,920,365    1,804,273,981
                                                                              ----------------------------------
End of period (including accumulated net investment income of
$7,225,395 and $4,498,217, respectively)                                      $  2,220,925,083   $2,600,920,365
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      69 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                    $  (212,852,268)
----------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                (688,473,436)
Proceeds from disposition of investment securities                                834,710,378
Short-term investment securities, net                                             (99,563,276)
Premium amortization                                                                2,216,820
Discount accretion                                                                (10,643,444)
Net realized loss on investments                                                   44,693,220
Net change in unrealized depreciation on investments                              231,217,921
Increase in interest receivable                                                    (1,875,074)
Decrease in receivable for securities sold                                          3,083,290
Increase in other assets                                                             (158,263)
Increase in payable for securities purchased                                       38,755,460
Decrease in payable for accrued expenses                                             (251,536)
                                                                              ----------------
Net cash provided by operating activities                                         140,859,792

----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                     756,900,000
Payments on bank borrowings                                                      (743,100,000)
Proceeds from short-term floating rate notes issued                                 7,055,000
Proceeds from shares sold                                                         727,316,671
Payments on bank overdraft                                                           (286,707)
Payment on shares redeemed                                                       (865,335,233)
Cash distributions paid                                                           (22,674,980)
                                                                              ----------------
Net cash used in financing activities                                            (140,125,249)
----------------------------------------------------------------------------------------------
Net increase in cash                                                                  734,543
----------------------------------------------------------------------------------------------
Cash, beginning balance                                                                    --
                                                                              ----------------
Cash, ending balance                                                          $       734,543
                                                                              ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $37,131,225.

Cash paid for interest on bank borrowings--$1,912,199.

Cash paid for interest on short-term floating rate notes issued--$8,805,465.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      70 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                           ENDED
                                                JANUARY 31, 2008                                              YEAR ENDED JULY 31,
CLASS A                                              (UNAUDITED)           2007          2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     10.04    $     10.08   $     10.16   $    9.53   $    9.19   $    9.48
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .26 1          .51 1         .50 1       .55 1       .59         .57
Net realized and unrealized gain (loss)                    (1.09)          (.07)         (.03)        .63         .28        (.32)
                                                     ------------------------------------------------------------------------------
Total from investment operations                            (.83)           .44           .47        1.18         .87         .25
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                        (.24)          (.48)         (.55)       (.55)       (.53)       (.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      8.97    $     10.04   $     10.08   $   10.16   $    9.53   $    9.19
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         (8.25)%         4.37%         4.78%      12.69%       9.60%       2.46%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,810,585    $ 2,129,928   $ 1,494,775   $ 780,571   $ 568,156   $ 553,344
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,919,835    $ 1,838,511   $ 1,147,353   $ 639,474   $ 567,291   $ 569,881
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       5.47%          4.93%         4.97%       5.56%       6.18%       5.82%
Expenses excluding interest and fees
on short-term floating rate notes issued                    0.87%          0.79%         0.87%       0.92%       0.92%       0.93%
Interest and fees on short-term floating
rate notes issued 4                                         0.74%          0.58%         0.62%       0.40%       0.26%       0.21%
                                                     ------------------------------------------------------------------------------
Total expenses                                              1.61%          1.37%         1.49%       1.32%       1.18%       1.14%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                    1.61%          1.37%         1.49%       1.32%       1.18%       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       27%            18%           16%         15%         25%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      71 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                      JANUARY 31, 2008                                        YEAR ENDED JULY 31,
CLASS B                                                    (UNAUDITED)        2007        2006        2005        2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.00    $  10.04    $  10.13    $   9.50    $   9.17   $   9.45
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .22 1       .42 1       .42 1       .48 1       .52        .49
Net realized and unrealized gain (loss)                          (1.08)       (.06)       (.04)        .63         .27       (.31)
                                                              ---------------------------------------------------------------------
Total from investment operations                                  (.86)        .36         .38        1.11         .79        .18
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.20)       (.40)       (.47)       (.48)       (.46)      (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   8.94    $  10.00    $  10.04    $  10.13    $   9.50   $   9.17
                                                              =====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               (8.57)%      3.56%       3.87%      11.87%       8.68%      1.80%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 44,693    $ 54,645    $ 58,570    $ 41,867    $ 47,024   $ 63,104
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 47,579    $ 57,919    $ 50,695    $ 43,648    $ 55,864   $ 67,721
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             4.64%       4.09%       4.19%       4.83%       5.42%      5.04%
Expenses excluding interest and fees on short-term
floating rate notes issued                                        1.71%       1.59%       1.68%       1.69%       1.69%      1.69%
Interest and fees on short-term floating rate
notes issued 4                                                    0.74%       0.58%       0.62%       0.40%       0.26%      0.21%
                                                              ---------------------------------------------------------------------
Total expenses                                                    2.45%       2.17%       2.30%       2.09%       1.95%      1.90%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                2.45%       2.17%       2.30%       2.09%       1.95%      1.85%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             27%         18%         16%         15%         25%        75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      72 | OPPENHEIMER AMT-FREE MUNICIPALS

                                                          SIX MONTHS
                                                               ENDED
                                                    JANUARY 31, 2008                                          YEAR ENDED JULY 31,
CLASS C                                                  (UNAUDITED)         2007         2006        2005        2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   10.00    $   10.04    $   10.13    $   9.50    $   9.16   $   9.45
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .22 1        .43 1        .42 1       .47 1       .51        .49
Net realized and unrealized gain (loss)                        (1.07)        (.07)        (.04)        .64         .29       (.32)
                                                           ------------------------------------------------------------------------
Total from investment operations                                (.85)         .36          .38        1.11         .80        .17
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.21)        (.40)        (.47)       (.48)       (.46)      (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    8.94    $   10.00    $   10.04    $  10.13    $   9.50   $   9.16
                                                           ========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             (8.55)%       3.60%        3.89%      11.87%       8.79%      1.67%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 365,647    $ 416,347    $ 250,929    $ 70,807    $ 27,793   $ 23,511
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 379,527    $ 344,756    $ 159,084    $ 40,236    $ 25,810   $ 22,345
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           4.71%        4.16%        4.17%       4.70%       5.39%      5.04%
Expenses excluding interest and fees on
short-term floating rate notes issued                           1.65%        1.55%        1.62%       1.69%       1.70%      1.71%
Interest and fees on short-term floating
rate notes issued 4                                             0.74%        0.58%        0.62%       0.40%       0.26%      0.21%
                                                           ------------------------------------------------------------------------
Total expenses                                                  2.39%        2.13%        2.24%       2.09%       1.96%      1.92%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                              2.39%        2.13%        2.24%       2.09%       1.96%      1.87%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           27%          18%          16%         15%         25%        75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      73 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of


                      74 | OPPENHEIMER AMT-FREE MUNICIPALS
the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis:

                                             WHEN-ISSUED OR DELAYED
                                        DELIVERY BASIS TRANSACTIONS
          ---------------------------------------------------------
          Purchased securities                          $69,451,285

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effect of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $462,682,992 as of January 31, 2008, which represents 16.12% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond


                      75 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $651,278,808 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $509,705,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                      COUPON    MATURITY
AMOUNT          INVERSE FLOATER 1                                              RATE 2        DATE          VALUE
----------------------------------------------------------------------------------------------------------------
$   2,500,000   AK HFC RITES                                                    8.089%     6/1/32   $  2,629,000
    2,000,000   AK HFC ROLs                                                     9.929     12/1/33      2,054,040
    3,285,000   Athens, GA Area Facilities Corp. COP ROLs                       9.949     6/15/37      3,105,048
                Buckeye, OH Tobacco Settlement Financing
   13,000,000   Authority (TASC) 3                                              7.560      6/1/24     12,160,070
                CA Golden State Tobacco Securitization Corp.
   11,500,000   ROLs 3                                                          7.330      6/1/33      8,725,510
    6,520,000   Central Plains, NE Gas Energy ROLs                             17.760     12/1/26      1,179,468
    4,400,000   GA Main Street Natural Gas ROLS 3                              16.810     9/15/26      4,091,120
    2,600,000   GA Main Street Natural Gas ROLS 3                              16.810     9/15/27      2,347,020
    1,000,000   GA Main Street Natural Gas ROLS 3                              16.810     9/15/28        882,230
   15,420,000   IA Tobacco Settlement Authority ROLs 3                          9.519      6/1/46     12,529,521
    2,625,000   IL Health Facilities Authority ROLs                            10.277     8/15/33      2,712,885
                IL Metropolitan Pier & Exposition Authority
    2,500,000   RITES                                                          10.796    12/15/28      2,738,100
                Jefferson Parish, LA Finance Authority
    5,845,000   (Single Family Mtg.) ROLs                                      10.811     12/1/32      7,450,505


                      76 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                      COUPON    MATURITY
AMOUNT          INVERSE FLOATER 1                                              RATE 2        DATE          VALUE
----------------------------------------------------------------------------------------------------------------
                Northwestern Gwinnett County, GA
$   3,175,000   Facilities Corp. COP ROLs                                       9.919%    6/15/29   $  3,415,379
   33,000,000   NJ Tobacco Settlement Authority ROLs 3                          7.310      6/1/29     25,437,390
    7,260,000   Salt Verde, AZ Financial Corp. ROLs                            11.628     12/1/37      5,328,549
   14,500,000   Salt Verde, AZ Financial Corp. ROLs                             9.889     12/1/37      9,910,170
    3,675,000   St. Joseph County, IN Hospital Authority ROLs                   8.685     8/15/46      1,006,766
    7,500,000   TN Energy Acquisition Corp. ROLs                               12.400      2/1/25      6,676,650
                TX Municipal Gas Acquisition & Supply Corp.
    1,815,000   RITES                                                           8.290    12/15/26      1,190,041
                TX Municipal Gas Acquisition & Supply Corp.
   35,955,000   ROLs 3                                                         11.440    12/15/26      6,723,585
   15,000,000   VA Tobacco Settlement Authority ROLs 3                          7.310      6/1/47     10,348,950
    4,255,000   WA Health Care Facilities Authority ROLs 3                      9.818      7/1/25      3,372,343
    1,835,000   WA Health Care Facilities Authority ROLs 3                      9.818      7/1/30      1,099,018
    4,625,000   WA Health Care Facilities Authority ROLs 3                      9.818      7/1/38      2,085,968
                West Palm Beach, FL Community Redevel.
    2,105,000   Agency ROLs                                                     6.942      3/1/26      2,374,482
                                                                                                    ------------
                                                                                                    $141,573,808
                                                                                                    ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 64 and 65 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $311,295,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $1,756,851, representing 0.08% of the Fund's net assets, were in default.


                      77 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $54,291,773 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund utilized $5,610,440 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                           EXPIRING
                           --------------------------
                           2010            $9,598,553

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended


                      78 | OPPENHEIMER AMT-FREE MUNICIPALS

January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

        Projected Benefit Obligations Increased            $     989
        Payments Made to Retired Trustees                     18,812
        Accumulated Liability as of January 31, 2008         149,900

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                      79 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                  SIX MONTHS ENDED JANUARY 31, 2008      YEAR ENDED JULY 31, 2007
                                            SHARES           AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                    63,852,174   $  588,869,229    87,690,405   $ 900,349,653
Dividends and/or
distributions reinvested                 3,465,980       32,073,945     5,299,379      54,355,692
Redeemed                               (77,719,384)    (716,613,472)  (29,094,162)   (297,860,378)
                                       -----------------------------------------------------------
Net increase (decrease)                (10,401,230)  $  (95,670,298)   63,895,622   $ 656,844,967
                                       ===========================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                       673,411   $    6,143,710     1,167,735   $  11,935,473
Dividends and/or
distributions reinvested                    67,341          620,634       126,890       1,297,043
Redeemed                                (1,205,146)     (11,168,439)   (1,661,395)    (16,982,965)
                                       -----------------------------------------------------------
Net decrease                              (464,394)  $   (4,404,095)     (366,770)  $  (3,750,449)
                                       ===========================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                    14,092,218   $  128,712,600    21,167,619   $ 216,538,087
Dividends and/or
distributions reinvested                   481,464        4,436,646       687,740       7,025,377
Redeemed                               (15,299,563)    (139,886,172)   (5,196,730)    (52,980,742)
                                       -----------------------------------------------------------
Net increase (decrease)                   (725,881)  $   (6,736,926)   16,658,629   $ 170,582,722
                                       ===========================================================


                      80 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                       PURCHASES          SALES
            ---------------------------------------------------
            Investment securities   $688,473,436   $834,710,378

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

            FEE SCHEDULE
            ---------------------------------
            Up to $200 million          0.60%
            Next $100 million           0.55
            Next $200 million           0.50
            Next $250 million           0.45
            Next $250 million           0.40
            Over $1 billion             0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $485,436 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B


                      81 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $1,974,269 and $4,521,116, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2008        $268,651        $253,780         $73,786         $85,930

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5.ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6.BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage


                      82 | OPPENHEIMER AMT-FREE MUNICIPALS
in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

                   Average Daily Loan Balance      $72,261,957
                   Average Daily Interest Rate           5.273%
                   Fees Paid                       $   141,006
                   Interest Paid                   $ 1,912,199

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      83 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      84 | OPPENHEIMER AMT-FREE MUNICIPALS

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load general municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total


                      85 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

expenses are lower than its peer group median although its actual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      86 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      87 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

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ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and


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     whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.
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Based on their evaluation of the registrant's disclosure controls and procedures
(as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008